   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2017
                                               REGISTRATION FILE NO. 33-82570
                                                                    811-04234



                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM S-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                            OF SECURITIES OF UNIT
                 INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2
                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 30                    [x]

                       MONY AMERICA VARIABLE ACCOUNT L
                            (EXACT NAME OF TRUST)

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                             (NAME OF DEPOSITOR)
                            525 WASHINGTON BLVD.
                            JERSEY CITY, NJ 07310
            (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234
             -------------------


                                 SHANE DALY
                VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    AXA EQUITABLE LIFE INSURANCE COMPANY
                            525 WASHINGTON BLVD.
                            JERSEY CITY, NJ 07310
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                             DODIE C. KENT, ESQ.
                        EVERSHEDS SUTHERLAND (US) LLP
                         1114 AVENUE OF THE AMERICAS
                        NEW YORK, NEW YORK 10036-7703
             -------------------


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

          [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
          [x]   ON MAY 1, 2017 PURSUANT TO PARAGRAPH (B) OF RULE 485
          [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
          [ ]   ON PURSUANT TO PARAGRAPH (A)(1) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

                    TITLE OF SECURITIES BEING REGISTERED:
 UNITS OF INTERESTS UNDER SEPARATE ACCOUNT FLEXIBLE PREMIUM VARIABLE UNIVERSAL
                          LIFE INSURANCE POLICIES.

PROSPECTUS                                             ISSUED BY
DATED MAY 1, 2017                                      MONY LIFE INSURANCE COMPANY OF AMERICA
MONY AMERICA VARIABLE ACCOUNT L                        525 WASHINGTON BLVD.
  VARIABLE UNIVERSAL LIFE INSURANCE POLICY             JERSEY CITY, NJ 07310
                                                       OPERATIONS CENTER
                                                       5788 WIDEWATERS PARKWAY
                                                       SYRACUSE, NY 13214

This prospectus describes a variable universal life insurance policy issued by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"), but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

ALLOCATION OF PREMIUMS AND FUND VALUES:

You can tell us what to do with your premium payments. You can also tell us what to do with the Fund Values your policy may create for you resulting from those premium payments.

You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L (the "Separate Account").

If you do, you can also tell us to place your premium payments and Fund Values into any of the different subaccounts of MONY America Variable Account L listed below. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and Fund Values into one or more subaccounts of the Separate Account, you bear the risk that the investment objectives of those subaccounts will not be met. That risk includes your not earning any money on your premium payments and Fund Values and also that your premium payments and Fund Values may lose some or all of their value.

You can also tell us to place some or all of your premium payments and Fund Values into the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and Fund Values will not lose any value. We also guarantee that we will pay not less than 5% interest annually on any premium payments and Fund Values you allocate to the Guaranteed Interest Account. We may pay more than 5% if we choose. Premium payments and Fund Values that you place into the Guaranteed Interest Account become part of our general account assets.

If you choose to place your premium payments and Fund Values into the Separate Account, we will invest them in your choice of subaccounts of the Separate Account. Each subaccount invests in shares of one of the following portfolios (the "Portfolios"):



AXA PREMIER VIP TRUST -- CLASS B SHARES

-  AXA Aggressive                   - AXA Moderate Allocation(1)(2)
   Allocation(1)(2)                 - AXA Moderate-Plus
-  AXA Conservative                   Allocation(1)(2)
   Allocation(1)(2)                 - Charter(SM) Small Cap
-  AXA Conservative-Plus              Growth
   Allocation(1)(2)

DREYFUS STOCK INDEX FUND, INC. -- INITIAL SHARES
-  Dreyfus Stock Index

EQ ADVISORS TRUST -- CLASS IA SHARES
-  1290 VT Socially                 - EQ/Core Bond Index
   Responsible                      - EQ/Intermediate
-  EQ/Capital Guardian                Government Bond
   Research                         - EQ/Money Market

EQ ADVISORS TRUST -- CLASS IB SHARES
-  1290 VT Equity Income            - EQ/MFS International
-  1290 VT/GAMCO Small                Growth
   Company Value                    - EQ/Quality Bond PLUS
-  All Asset Aggressive-Alt 75      - EQ/T. Rowe Price Growth
-  AXA Large Cap Growth               Stock
   Managed Volatility(2)            - EQ/UBS Growth and Income
-  AXA/Loomis Sayles Growth

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (VIP) -- SERVICE CLASS SHARES
-  VIP Contrafund(R) Portfolio

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
-  Balanced Portfolio               - Forty Portfolio
-  Enterprise Portfolio             - Global Research Portfolio



(1) Also referred to as an "AXA Allocation investment option" in this prospectus.

(2) This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Fund Values.

DEATH BENEFIT

We will pay a death benefit if you die before you reach age 95 while the policy is in effect. That death benefit will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's Cash Values increase.

LIVING BENEFITS

You may ask for some or all of the policy's Cash Value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's Cash Value from us at any time. You will have to pay interest to us on the amount borrowed.

CHARGES AND FEES

The policy allows us to deduct certain charges from the Fund Value. These charges are detailed in the policy and in this prospectus.

It may not be advantageous to replace existing life insurance coverage.

THESE ARE ONLY SOME OF THE TERMS OF THE POLICY. PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



MLA-EQM
05.17

                         CONTENTS OF THIS PROSPECTUS



1.  SUMMARY OF THE POLICY.............................................       3
    Important policy terms............................................       3
    Purpose of the policy.............................................       3
    Policy premium payments and values................................       4
    Charges and deductions............................................       5
    Portfolio operating expenses......................................       6
    The death benefit.................................................       7
    Premium features..................................................       7
    MONY America Variable Account L...................................       7
    Allocation options................................................       7
    Transfer of Fund Value............................................       8
    Policy loans......................................................       8
    Full surrender....................................................       8
    Partial surrender.................................................       8
    Preferred partial surrender.......................................       8
    Free Look Period..................................................       8
    Grace period and lapse............................................       9
    Tax treatment of increases in Fund Value..........................       9
    Tax treatment of death benefit....................................       9
    Riders............................................................       9
    Contacting the Company............................................       9
    State variations..................................................      10
    Replacement of existing coverage..................................      10
2.  WHO IS MONY LIFE INSURANCE
    COMPANY OF AMERICA?...............................................      10
    MONY Life Insurance Company of America............................      10
    How to reach us...................................................      10
    MONY America Variable Account L...................................      11
3.  THE PORTFOLIOS....................................................      12
    Purchase of portfolio shares by MONY America Variable
        Account L.....................................................      16
4.  DETAILED INFORMATION ABOUT THE POLICY.............................      16
    Application for a policy..........................................      16
    Right to examine a policy -- Free Look Period.....................      18
    Premiums..........................................................      18
    Allocation of net premiums........................................      20
    Death benefits under the policy...................................      21
    Changes in Specified Amount.......................................      22
    Other optional insurance benefits.................................      24
    Benefits at maturity..............................................      26
    Policy values.....................................................      26
    Determination of Fund Value.......................................      26
    Calculating Fund Value............................................      27
    Calculating unit values for each subaccount.......................      28
    Transfer of Fund Value............................................      28
    Disruptive transfer activity......................................      28
    Right to exchange policy..........................................      30
    Policy loans......................................................      30
    Full surrender....................................................      31
    Partial surrender.................................................      31
    Preferred partial surrender.......................................      32
    Grace period and lapse............................................      32
5.  CHARGES AND DEDUCTIONS............................................      34
    Deductions from premiums..........................................      34
    Daily deduction from MONY America Variable Account L..............      35
    Deductions from Fund Value........................................      35
    Fund Charges......................................................      36
    Transaction and other charges.....................................      38
    Fees and expenses of the Portfolios...............................      38
    Guarantee of certain charges......................................      39
6.  OTHER INFORMATION.................................................      39
    Federal income tax considerations.................................      39
    Voting of Portfolio shares........................................      43
    Disregard of voting instructions..................................      44
    Report to policy owners...........................................      44
    Substitution of investments and right to change operations........      44
    Changes to comply with law........................................      45
    Variations among policies.........................................      45
7.  THE GUARANTEED INTEREST ACCOUNT...................................      45
    General description...............................................      45
    Limitations on amounts in the Guaranteed Interest Account.........      46
    Death Benefit.....................................................      46
    Policy charges....................................................      46
    Transfers.........................................................      46
    Surrenders and policy loans.......................................      47
8.  MORE ABOUT THE POLICY.............................................      47
    Ownership.........................................................      47
    Beneficiary.......................................................      47
    Notification and claims procedures................................      47
    Payments..........................................................      48
    Payment plan/settlement provisions................................      48
    Payment in case of suicide........................................      48
    Assignment........................................................      48
    Errors on the application.........................................      49
    Incontestability..................................................      49
    Policy Illustrations..............................................      49
    Distribution of the policies......................................      49
9.  MORE ABOUT THE COMPANY............................................      53
    Management........................................................      53
    State regulation..................................................      61
    Telephone/fax transactions........................................      61
    Cybersecurity.....................................................      62
    Legal proceedings.................................................      62
    Registration Statement............................................      62
    Independent registered public accounting firm.....................      62
    Financial statements..............................................      63
APPENDICES
    I -- Appendix I...................................................     I-1
    II -- Appendix II.................................................    II-1
    III -- Appendix III...............................................   III-1

1. SUMMARY OF THE POLICY

This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your policy. This summary and this entire prospectus will describe the part of the policy involving MONY America Variable Account L. This prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read this entire prospectus carefully.


IMPORTANT POLICY TERMS

We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.


--------------------------------------------------------------------------------
CASH VALUE -- THE FUND VALUE OF THE POLICY LESS ANY FUND CHARGES.

FUND VALUE -- THE SUM OF THE AMOUNTS UNDER THE POLICY HELD IN EACH SUBACCOUNT OF MONY AMERICA VARIABLE ACCOUNT L, THE GUARANTEED INTEREST ACCOUNT, AND THE LOAN ACCOUNT, AND ANY INTEREST THEREON TO SECURE OUTSTANDING DEBT.

GOOD ORDER -- INSTRUCTIONS THAT WE RECEIVE AT THE OPERATIONS CENTER WITHIN THE PRESCRIBED TIME LIMITS, IF ANY, SPECIFIED IN THE POLICY FOR THE TRANSACTION REQUESTED. THE INSTRUCTIONS MUST BE ON THE APPROPRIATE FORM OR IN A FORM SATISFACTORY TO US THAT INCLUDES ALL THE INFORMATION NECESSARY TO EXECUTE THE REQUESTED TRANSACTION, AND MUST BE SIGNED BY THE INDIVIDUAL AUTHORIZED TO MAKE THE TRANSACTION. TO BE IN GOOD ORDER, INSTRUCTIONS MUST BE SUFFICIENTLY CLEAR SO THAT WE DO NOT NEED TO EXERCISE ANY DISCRETION TO FOLLOW SUCH
INSTRUCTIONS.

GUARANTEED INTEREST ACCOUNT -- THIS ACCOUNT IS PART OF THE GENERAL ACCOUNT OF MONY LIFE INSURANCE COMPANY OF AMERICA. YOU MAY ALLOCATE ALL OR A PART OF YOUR NET PREMIUM PAYMENTS TO THIS ACCOUNT. THIS ACCOUNT WILL CREDIT YOU WITH A FIXED INTEREST RATE (WHICH WILL NOT BE LESS THAN 5%) DECLARED BY THE COMPANY. (FOR MORE DETAILED INFORMATION, SEE "THE GUARANTEED INTEREST ACCOUNT.")

LOAN ACCOUNT -- AN ACCOUNT TO WHICH AMOUNTS ARE TRANSFERRED FROM THE SUBACCOUNTS OF MONY AMERICA VARIABLE ACCOUNT L AND THE GUARANTEED INTEREST ACCOUNT AS COLLATERAL FOR ANY LOAN YOU REQUEST. WE WILL CREDIT INTEREST TO THE LOAN ACCOUNT AT A RATE NOT LESS THAN 5%. THE LOAN ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT.

MINIMUM MONTHLY PREMIUM -- THE AMOUNT THE COMPANY DETERMINES IS NECESSARY TO KEEP THE POLICY IN EFFECT FOR THE FIRST TWO POLICY YEARS.

OUTSTANDING DEBT -- THE UNPAID BALANCE OF ANY LOAN WHICH YOU REQUEST ON THE POLICY. THE UNPAID BALANCE INCLUDES ACCRUED LOAN INTEREST WHICH IS DUE AND HAS NOT BEEN PAID BY YOU.

SPECIFIED AMOUNT -- THE MINIMUM DEATH BENEFIT FOR AS LONG AS THE POLICY REMAINS IN EFFECT.

SURRENDER VALUE -- THE CASH VALUE LESS ANY OUTSTANDING DEBT REDUCED BY ANY UNEARNED LOAN INTEREST.

VALUATION DATE -- OUR VALUATION DATE (OR "BUSINESS DAY") IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE ("NYSE") IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A VALUATION DATE DOES NOT INCLUDE A DAY ON WHICH THE NYSE IS NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SEC. PREMIUM PAYMENTS WILL BE APPLIED AND ANY OTHER TRANSACTION REQUESTS WILL BE PROCESSED WHEN THEY ARE RECEIVED IN GOOD ORDER UNLESS ANOTHER DATE APPLIES AS INDICATED BELOW.

     - IF YOUR PREMIUM PAYMENT, TRANSFER OR ANY OTHER TRANSACTION REQUEST CONTAINING ALL THE REQUIRED INFORMATION REACHES US IN GOOD ORDER AND ANY OF THE FOLLOWING APPLY, WE WILL USE THE NEXT VALUATION DATE:

       --  IT IS ON A NON-VALUATION DATE;

       --  IT IS AFTER 4:00 P.M. EASTERN TIME ON A VALUATION DATE; OR

       -- IT IS AFTER AN EARLY CLOSE OF REGULAR TRADING ON THE NYSE ON A VALUATION DATE
--------------------------------------------------------------------------------


PURPOSE OF THE POLICY

The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated Fund Value, depending on the option you choose. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


POLICY PREMIUM PAYMENTS AND VALUES

The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition cost ("DAC") tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may increase or decrease depending on several factors including the death benefit option you choose. Your death benefit will never decrease below the Specified Amount of your policy.

Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 5%.

The value of amounts under your policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account and the Loan Account is your Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may increase or decrease in value while the policy remains in effect.

If you cancel the policy and return it to the Company during the Free Look Period, your premium payments will be returned by the Company. After the Free Look Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a surrender charge if you surrender your policy during the first fourteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any Outstanding Debt from the amount it will pay you if you surrender your policy.

Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed under your policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.

The policy remains in effect until the earliest of:

     - A grace period expiring without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt,

     -  the insured reaches 95 years of age,

     -  Death of the insured, or

     -  Full surrender of the policy.

Generally, the policy remains in effect only as long as the Surrender Value is sufficient to pay all monthly deductions. However, during the first two years the policy is in effect, the Company will determine an amount which if paid will keep the policy and all rider coverages in effect for those first two policy years even if the Surrender Value of the policy is not enough to pay monthly deductions. This amount is called the Minimum Monthly Premium. A choice of two Guaranteed Death Benefit Riders is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders may remain in effect. The Guaranteed Death Benefit Riders require the payment of an agreed upon amount of premiums and is discussed on the following page.

CHARGES AND DEDUCTIONS

The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found in "Charges and deductions" later in this prospectus. For information concerning compensation paid for the sale of the policy, see "Distribution of the policies."

                                                 DEDUCTIONS FROM PREMIUMS
-----------------------------------------------------------------------------------------------------------------------
SALES CHARGE                                                      Premiums paid during first ten policy years -- 4.00%
Varies based on number of years the policy has been in            Premiums paid during policy years 11-20 -- 2.00%
effect. It is a percentage of premium paid.                       Premiums paid after policy year 20 -- 0.00%

TAX CHARGE                                                        State and local -- 2.00%

DAC CHARGE                                                        Federal -- 1.25%

                                      DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
----------------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                      0.75% of subaccount value (0.002055% daily)
Maximum Annual Rate

                                                  DEDUCTIONS FROM FUND VALUE
--------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE                                             Current cost of insurance rate multiplied by net
                                                                     amount at risk at the beginning of the policy month.

ADMINISTRATIVE CHARGE                                                                                    EACH OF 1ST
Monthly charge based on Specified Amount of policy.     SPECIFIED AMOUNT                                 12 POLICY MONTHS
                                                        -----------------------------------------------  ----------------
                                                        Less than $250,000                               $31.50*
                                                        $250,000-$499,999                                $28.50*
                                                        $500,000 or more                                 $25.00*
                                                        * Reduced by $5.00 for issue ages 0 through 17.


ADMINISTRATIVE CHARGE                                                                                    EACH MONTH
Monthly charge based on Specified Amount of policy.     SPECIFIED AMOUNT                                 THEREAFTER
                                                        -----------------------------------------------  ----------
                                                        Less than $250,000                               $6.50
                                                        $250,000-$499,999                                $3.50
                                                        $500,000 or more                                 None
                                                        * Reduced by $5.00 for issue ages 0 through 17.


GUARANTEED DEATH BENEFIT CHARGE                              $0.01 per $1,000 of Specified Amount and certain
Monthly charge for Death Benefit Rider.                      rider amounts, if elected. Please note that the rider
                                                             requires that premiums on the policy itself be paid in
                                                             order to remain in effect.

OPTIONAL INSURANCE BENEFITS CHARGE                           As applicable.
Monthly deduction for any other optional insurance benefits
added by rider.

                                                   TRANSACTION AND OTHER CHARGES
---------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE                                                  The lesser of 2% of the amount surrendered or $25.

TRANSFER OF FUND VALUE (AT COMPANY'S OPTION)                           Maximum of $25 on each transfer in a policy year
                                                                       exceeding four.(1)

SPECIAL SERVICES CHARGES
Wire transfer charge(2)                                                Current and Maximum Charge: $90
Express mail charge(2)                                                 Current and Maximum Charge: $35
Policy illustration charge(3)                                          Current and Maximum Charge: $25
Duplicate policy charge(3)                                             Current and Maximum Charge: $35
Policy history charge(3)(4)                                            Current and Maximum Charge: $50
Charge for returned payments(3)                                        Current and Maximum Charge: $25
---------------------------------------------------------------------------------------------------------------------------------

(1)  Currently, there is no charge on transfers among investment options.

(2) Unless you specify otherwise, this charge will be deducted from the amount you request.

(3) The charge for this service must be paid using funds outside of your policy. Please see "Charges and Deductions" later in this prospectus for more information.

(4) The charge for this service may be less depending on the policy history you request. Please see "Charges and Deductions" later in this prospectus for more information.

--------------------------------------------------------------------------------------------------------------------
FUND CHARGES                                                                                          ADMINISTRATIVE
ADMINISTRATIVE FUND CHARGE                                     ISSUE AGE*                               FUND CHARGE
                                                               ------------                           --------------
Administrative fund charge over 14 years based on a            0-25                                        $2.50
schedule. Factors per $1,000 of Specified Amount vary based    26                                           3.00
on issue age.                                                  27                                           3.50
                                                               28                                           4.00
                                                               29                                           4.50
                                                               30 or higher                                 5.00

------------------------------------------------------------------------------------------------------------------------------------

FUND CHARGES
SALES FUND CHARGE                                                 ISSUE AGE*
                                                                  -------------------------------------------------------
Percentage of premiums paid in the first 5 policy years, up to a  0-17
maximum amount of premiums called the target premium              18-65
calculated based on a schedule over 14 years.                     66
                                                                  67
                                                                  68
                                                                  69
                                                                  70 or higher

                                                                  * Issue ages are restricted on policies offered to
                                                                    residents of, or issued for delivery in, the State of
                                                                    New Jersey to ages in excess of 17.
                                                                  The sales fund charge can increase as premiums are
                                                                  paid during the five year period. Starting on the fifth
                                                                  anniversary, the charge decreases from its maximum
                                                                  by 10% per year until it reaches zero at the end of the
                                                                  14th year.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

FUND CHARGES
SALES FUND CHARGE                                                 PERCENTAGE
                                                                  ----------
Percentage of premiums paid in the first 5 policy years, up to a     50%
maximum amount of premiums called the target premium                 75
calculated based on a schedule over 14 years.                        70
                                                                     65
                                                                     60
                                                                     55
                                                                     50










------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OPERATING EXPENSES

MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated Portfolio. Each Portfolio pays a fee to its investment adviser to manage the Portfolio. You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


  PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
                                   ASSETS

                                                                            Lowest          Highest
                                                                            -------        --------
       Total Annual Portfolio Operating Expenses for 2016...............     0.27%           1.59%
         (expenses that are deducted from Portfolio
         assets including management fees, 12b-1 fees,
         service fees, and/or other expenses)(1)

      (1) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" ARE BASED, IN PART, ON ESTIMATED AMOUNTS FOR OPTIONS ADDED DURING THE FISCAL YEAR 2016, IF APPLICABLE, AND FOR THE UNDERLYING PORTFOLIOS. THE "LOWEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE DREYFUS STOCK INDEX PORTFOLIO. THE "HIGHEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE CHARTER SMALL CAP GROWTH.

THE DEATH BENEFIT

The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

OPTION I -- The death benefit equals the greater of:

     (a) The Specified Amount in force on the date of death plus the increase in Fund Value since the last monthly anniversary day, and

     (b) Fund Value on the date of death, plus the applicable death benefit percentage of the Fund Value on the last monthly anniversary day.

If you choose Option I, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

OPTION II -- The death benefit equals the greater of:

     (a) The Specified Amount in force on the date of death, plus the Fund Value on the date of death, and

     (b) The Fund Value on the date of death, plus the applicable death benefit percentage of the Fund Value on the last monthly anniversary day.

If you choose Option II, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death benefits under the policy."

When you apply for your policy, you can purchase either of two benefit periods under the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect during the applicable benefit period. At issue, you can elect either one of two benefit periods as follows: (a) the later of the insured's age 75, or ten years from the date of the policy, or (b) the Maturity Date regardless of the policy's Cash Value. (See "Detailed information about the policy -- Guaranteed Death Benefit Rider.")


PREMIUM FEATURES

You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first two policy years. This amount is the Minimum Monthly Premium. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments. If you do so, your policy will continue in effect until the Surrender Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal income tax considerations."

The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace period and lapse." If any premium payment would result in an immediate increase in the net amount at risk, the Company may (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.


MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."


ALLOCATION OPTIONS

You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of AXA Premier VIP Trust, EQ Advisors Trust, Dreyfus Stock Index Fund, Inc., Fidelity(R) Variable Insurance

Products (VIP), or Janus Aspen Series (collectively, the "the Trusts"). The subaccounts available under the policy are described in "The Portfolios."

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Operations Center. See "Transfer of Fund Value" under "Detailed information about the policy" for more information.


POLICY LOANS

You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy loans" under "Detailed information about the policy" for more information.

The amount of Outstanding Debt reduced by any unearned interest is subtracted from your death benefit. Your Outstanding Debt reduced by any unearned interest is repaid from the proceeds of a full surrender. See "Full surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace period and lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt. Policy loans could have tax consequences. See "Federal income tax considerations."


FULL SURRENDER

You can surrender the policy during the insured's lifetime and receive its Surrender Value, which equals (a) Cash Value, minus (b) any fund surrender charge, and minus (c) any Outstanding Debt plus any unearned loan interest. See "Full surrender" under "Detailed information about the policy" for more information.


PARTIAL SURRENDER

You may request a partial surrender after your policy has been in effect for 2 years if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500 and the resulting Specified Amount is not less than the minimum we then allow. If the requested amount exceeds the amount available, we will reject your request. A partial surrender will decrease the Specified Amount. See "Partial surrender" under "Detailed information about the policy" for more information.

Partial surrenders must be for at least $500. A partial surrender fee of $25 or 2% of the amount surrendered (whichever is less) will be assessed against the remaining Fund Value. A portion of the fund charge may be assessed on a partial surrender.


PREFERRED PARTIAL SURRENDER

You may request up to 10% of your policy's Cash Value without reducing the Specified Amount of your policy and without incurring a fund charge. The maximum amount available for preferred partial surrenders during a policy year will be determined on the date of the first surrender in that policy year. You may make this request after your policy has been in effect for two years. You will have to pay the partial surrender fee. See "Preferred partial surrender" under "Detailed information about the policy" for more information.


FREE LOOK PERIOD

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return the policy within 45 days after the date you sign the application for the policy. During the Free Look Period, net premiums will be allocated to the EQ/Money Market of the Variable Account. See "Right to examine a Policy -- Free Look Period."


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

     (1)  it has a Surrender Value greater than zero;

     (2)  the Guaranteed Death Benefit Rider, if applicable, is in effect; or

     (3) during the first two policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (and related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider. See "Choice of Guaranteed Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace period and lapse."

You must understand that after the first two policy years, the policy can lapse even if the scheduled premium payments are made unless you have met the requirements of the Guaranteed Death Benefit Rider.


TAX TREATMENT OF INCREASES IN FUND VALUE

The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal income tax considerations."


TAX TREATMENT OF DEATH BENEFIT

Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"). Thus the death benefit received by the beneficiary at the death of the insured will generally not be subject to federal income taxes when received by the beneficiary. See "Federal income tax considerations."


RIDERS

Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are six riders available with this policy:

     -  Guaranteed Death Benefit Rider

     - Spouse's Term Rider (This rider is no longer available for new elections.)

     -  Children's Term Insurance Rider

     -  Accidental Death Benefit Rider

     -  Purchase Option Rider

     -  Waiver of Monthly Deductions Rider


CONTACTING THE COMPANY

All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 5788 Widewaters Parkway, Syracuse, NY 13214.

STATE VARIATIONS

Policies issued in your state may provide different features and benefits from those described in this prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.


REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.


2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America, an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. The Company is solely responsible for paying all amounts owed to you under your policy.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Blvd, Jersey City, NJ 07310.

On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your policy online at www.service.protective.com. Please refer to "Telephone/fax Transactions" for effective dates for processing telephone and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or fax may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT PREMIUM PAYMENTS SENT BY REGULAR MAIL:

MLOA Variable - Dept #2635
PO Box 11407
Birmingham, AL 35246-2635

FOR SUBSEQUENT PREMIUM PAYMENTS SENT BY EXPRESS DELIVERY:

Regions Lockbox Operations
Attn: MLOA Variable - LBX Dept #2635
2090 Parkway Office Circle
Hoover, AL 35244

FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

MONY Life Insurance Company of America
PO Box 4830
Syracuse, NY 13221

Your correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your correspondence, however, is not considered received by us until it is received at our Operations Center in Good Order. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Business Day or (2) after the close of a Business Day, then, in each case, we are deemed to have received that item on the next Business Day. Our Operations Center is: 5788 Widewaters Parkway, Syracuse, NY 13214.

You can also change your allocation percentages, transfer among investment options, request a loan, and/or change your address (1) by toll-free phone and assisted service or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax transactions" later in this prospectus.


BY TOLL-FREE PHONE:

Customer service representatives are available weekdays from 8AM to 7PM EST Monday - Thursday and 8AM - 5PM EST on Friday, at 1-800-487-6669.


BY INTERNET:

You may register for online account access at www.service.protective.com. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.


MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. All the assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account
L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

Fund Values of the policy allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. We may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust.

MONY America Variable Account L is divided into subdivision called subaccounts. Each subaccount invests exclusively in shares of a designated Portfolio. For example, the EQ/Core Bond Index Subaccount invests solely in shares of the EQ Advisors Trust EQ/Core Bond Index Portfolio. These Portfolios serve only as the underlying investments for variable annuity and variable life insurance contracts issued through separate accounts of the

Company or other life insurance companies. The Portfolios may also be available to certain pension accounts. The Portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other Portfolios or in other securities. Not all subaccounts are available to you.


3. THE PORTFOLIOS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliates' Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the All Asset Aggressive-Alt 75 Portfolio invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their Fund Values to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Detailed information about the policy" later in this prospectus for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, certain affiliated Portfolios (the "AXA Managed Volatility Portfolios") utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") -- and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "[x]" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your Fund Value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your Fund Value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Fund Value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

The success of the volatility management strategy depends, in part, on the investment adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Portfolio's benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain a Portfolio's optimal risk targets, and the Portfolio may not perform as expected.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

In addition, the All Asset Aggressive-Alt 75 Portfolio invests in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies. Please see the underlying Portfolio prospectus for more information about alternative investment strategies and nontraditional asset classes.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

     (a) By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

     (b) By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                             INVESTMENT MANAGER            VOLATILITY
PORTFOLIO NAME                                      OBJECTIVE                      (OR SUB-ADVISER(S), AS APPLICABLE)    MANAGEMENT
------------------------------  -------------------------------------------------  ----------------------------------  -------------

AXA AGGRESSIVE                  Seeks to achieve long-term capital                  -  AXA Equitable Funds                   [x]
ALLOCATION                      appreciation.                                          Management Group, LLC

AXA CONSERVATIVE                Seeks to achieve a high level of current            -  AXA Equitable Funds                   [x]
ALLOCATION                      income.                                                Management Group, LLC

AXA CONSERVATIVE-PLUS           Seeks to achieve current income and growth          -  AXA Equitable Funds                   [x]
ALLOCATION                      of capital, with a greater emphasis on                 Management Group, LLC
                                current income.

AXA MODERATE ALLOCATION         Seeks to achieve long-term capital                  -  AXA Equitable Funds                   [x]
                                appreciation and current income.                       Management Group, LLC

AXA MODERATE-PLUS               Seeks to achieve long-term capital                  -  AXA Equitable Funds                   [x]
ALLOCATION                      appreciation and current income, with a                Management Group, LLC
                                greater emphasis on capital appreciation.

CHARTER(SM) SMALL CAP           Seeks to achieve long-term growth of                -  AXA Equitable Funds
GROWTH                          capital.                                               Management Group, LLC

EQ ADVISORS TRUST --             SHARE                                                      INVESTMENT MANAGER           VOLATILITY
PORTFOLIO NAME                   CLASS                       OBJECTIVE              (OR SUB-ADVISER(S), AS APPLICABLE)   MANAGEMENT
------------------------------  ------  ------------------------------------------  ----------------------------------  ------------

1290 VT EQUITY INCOME            IB     Seeks a combination of growth and            -  Boston Advisors, LLC
                                        income to achieve an above-average
                                        and consistent total return.

1290 VT/GAMCO SMALL              IB     Seeks to maximize capital                    -  GAMCO Asset
COMPANY VALUE                           appreciation.                                   Management, Inc.

1290 VT SOCIALLY                 IA     Seeks to track the investment results        -  Blackrock Investment
RESPONSIBLE                             of the MSCI KLD 400 Social Index.               Management, LLC

ALL ASSET AGGRESSIVE --          IB     Seeks long-term capital appreciation.        -  AXA Equitable Funds
ALT 75                                                                                  Management Group, LLC

AXA LARGE CAP GROWTH             IB     Seeks to achieve long-term growth of         -  AXA Equitable Funds                  [x]
MANAGED VOLATILITY                      capital with an emphasis on risk-               Management Group, LLC
                                        adjusted returns managing volatility in      -  BlackRock Investment
                                        the Portfolio.                                  Management, LLC
                                                                                     -  HS Management
                                                                                        Partners, LLC
                                                                                     -  Loomis, Sayles &
                                                                                        Company, L.P.
                                                                                     -  Polen Capital
                                                                                        Management, LLC
                                                                                     -  T. Rowe Price
                                                                                        Associates, Inc.

AXA/LOOMIS SAYLES                IB     Seeks to achieve capital appreciation        -  Loomis, Sayles &
GROWTH                                  while managing portfolio volatility.            Company, L.P.

EQ/CAPITAL GUARDIAN              IA     Seeks to achieve long-term growth of         -  Capital Guardian Trust
RESEARCH                                capital.                                        Company


EQ ADVISORS TRUST --             SHARE                                                      INVESTMENT MANAGER           VOLATILITY
PORTFOLIO NAME                   CLASS                       OBJECTIVE              (OR SUB-ADVISER(S), AS APPLICABLE)   MANAGEMENT
------------------------------  ------  ------------------------------------------  ----------------------------------  ------------

EQ/CORE BOND INDEX               IA     Seeks to achieve a total return before       -  AXA Equitable Funds
                                        expenses that approximates the total            Management Group, LLC
                                        return performance of the Barclays           -  SSgA Funds
                                        U.S. Intermediate Government/Credit             Management, Inc.
                                        Bond Index, including reinvestment of
                                        dividends, at a risk level consistent
                                        with that of the Barclays U.S.
                                        Intermediate Government/Credit
                                        Bond Index.

EQ/INTERMEDIATE                  IA     Seeks to achieve a total return before       -  AXA Equitable Funds
GOVERNMENT BOND                         expenses that approximates the total            Management Group, LLC
                                        return performance of the Barclays           -  SSgA Funds
                                        U.S. Intermediate Government Bond               Management, Inc.
                                        Index, including reinvestment of
                                        dividends, at a risk level consistent
                                        with that of the Barclays U.S.
                                        Intermediate Government Bond
                                        Index.

EQ/MFS INTERNATIONAL             IB     Seeks to achieve capital appreciation.       -  Massachusetts Financial
GROWTH                                                                                  Services Company d/b/a
                                                                                        MFS Investment
                                                                                        Management

EQ/MONEY MARKET(1)               IA     Seeks to obtain a high level of              -  The Dreyfus Corporation
                                        current income, preserve its assets
                                        and maintain liquidity.

EQ/QUALITY BOND PLUS             IB     Seeks to achieve high current income         -  AllianceBernstein L.P.
                                        consistent with moderate risk to             -  AXA Equitable Funds
                                        capital.                                        Management Group, LLC
                                                                                     -  RBC Global Asset
                                                                                        Management (U.S.) Inc.

EQ/T. ROWE PRICE GROWTH          IB     Seeks to achieve long-term capital           -  T. Rowe Price Associates,
STOCK                                   appreciation and secondarily, income.           Inc.

EQ/UBS GROWTH AND                IB     Seeks to achieve total return through        -  UBS Global Asset
INCOME                                  capital appreciation with income as a           Management (Americas)
                                        secondary consideration.                        Inc.

DREYFUS STOCK INDEX FUND, INC. --
INITIAL SHARES                                               OBJECTIVE
-----------------------------------  --------------------------------------------------------

DREYFUS STOCK INDEX                  The fund seeks to match the total return of the
                                     Standard & Poor's(R) 500 Composite Stock Price
                                     Index.


DREYFUS STOCK INDEX FUND, INC. --               INVESTMENT MANAGER
INITIAL SHARES                          (OR SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------  -----------------------------------------

DREYFUS STOCK INDEX                  -  The Dreyfus Corporation
                                     -  Index Fund Manager: Mellon
                                        Capital Management

FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) -- INITIAL CLASS                          OBJECTIVE
-------------------------------  --------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R)    Seeks long-term capital appreciation.
PORTFOLIO


FIDELITY(R) VARIABLE INSURANCE               INVESTMENT MANAGER
PRODUCTS (VIP) -- INITIAL CLASS      (OR SUB-ADVISER(S), AS APPLICABLE)
-------------------------------  ------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R)    -   Fidelity Management and
PORTFOLIO                            Research Company (FMR)


JANUS ASPEN SERIES --                                                                                 INVESTMENT MANAGER
INSTITUTIONAL SHARES                                      OBJECTIVE                           (OR SUB-ADVISER(S), AS APPLICABLE)
---------------------------------  ------------------------------------------------------  -----------------------------------------

BALANCED PORTFOLIO                 Seeks long-term capital growth, consistent with         -   Janus Capital Management LLC
                                   preservation of capital and balanced by current
                                   income.

ENTERPRISE PORTFOLIO               Seeks long-term growth of capital.                      -   Janus Capital Management LLC

FORTY PORTFOLIO                    Seeks long-term growth of capital.                      -   Janus Capital Management LLC

GLOBAL RESEARCH PORTFOLIO          Seeks long-term growth of capital.                      -   Janus Capital Management LLC

(1) The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING PORTFOLIO PROSPECTUS. THE PROSPECTUSES FOR THE PORTFOLIO CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF PORTFOLIO PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.


PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

The Company purchases shares of each Portfolio for the corresponding subaccount at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a Portfolio are automatically reinvested in the Portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Portfolio shares at net asset value to make payments under the policies.

The investment objectives of each of the Portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that Portfolio. No Portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Portfolio that you received with this prospectus. The Portfolios' prospectuses include information on the risks of each Portfolio's investments and investment techniques.


4. DETAILED INFORMATION ABOUT THE POLICY

The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.


APPLICATION FOR A POLICY

Since these policies are no longer available to new purchasers, this information is provided for informational purposes only.

The policy individuals as well as corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of AXA Advisors, LLC ("AXA Advisors"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law. (See "More about the policy -- Distribution of the policies"). A policy can be issued on the life of an insured for ages up to and including 80 with evidence of insurability that satisfies the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The age of the insured is the age on his or her birthday nearest to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

The minimum Specified Amount you may apply for is $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


TEMPORARY INSURANCE COVERAGE

If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premiums -- Premium flexibility."

Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

     -  the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     - no later than 90 days from the date the Temporary Insurance Agreement is signed;

     - the 45th day after the form is signed if you have not finished the last required medical exam;

     - 5 days after the Company sends notice to you that it declines to issue any policy; and

     -  the date you tell the Company that the policy will be refused.

For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

     -  the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     -  the date you tell the Company that the policy will be refused; and

     - the day written notice of the declination and refund of premium is provided to the applicant.

If the insured dies during the period of temporary coverage, the death benefit will be:

     (1) the insurance coverage applied for (including any optional riders) up to $500,000, less

     (2) the deductions from premium and the monthly deduction due prior to the date of death.

Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

     (1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

     (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused.

Premiums will be returned to you with interest within 5 days after the date the Company sends notice to you declining to issue any policy.


INITIAL PREMIUM PAYMENT

Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered.

Your policy if issued exactly as applied for, is effective on (1) the date we authorize its delivery, or (2) any later policy date requested in the application. If your policy is issued other than as applied for, the policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you earns interest until the Policy Release Date. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 5% per year. Upon the Policy Release Date (or when your premium payment is received if you did not pay premium when you applied for the policy) your premiums will be allocated to the EQ/Money Market subaccount. When the Free Look Period ends, amounts held in the EQ/Money Market subaccount will be allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to examine a policy -- Free Look Period."


POLICY DATE

The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.


RISK CLASSIFICATION

Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Federal income tax considerations" in "Other information" later in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

The Free Look Period starts with the delivery of the Policy and ends on the latest of: (a) 10 days after its delivery to you; (b) 45 days after you sign
Part I of the application; and (c) 10 days after we mail or deliver a Notice of Withdrawal Right. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

Your premiums will be allocated to the Money Market Subaccount until the end of the Free Look Period.


PREMIUMS

The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

PREMIUM FLEXIBILITY

The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

     (1)  the policy's Specified Amount,

     (2)  any riders added to the policy, and

     (3)  the insured's

          (a) Age,

          (b) smoking status,

          (c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of insurance"), and

          (d) underwriting class.

The Minimum Monthly Premium will be shown in the policy. Subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

The policy is guaranteed not to lapse during the first two policy years if on each monthly anniversary the conditions previously described in "Summary of the policy" are met. See also "Grace period and lapse."

Generally, your policy remains in effect so long as your policy has Surrender Value. Charges that maintain your policy are deducted monthly from Fund Value. The Surrender Value of your policy is affected by:

     (1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

     (2)  the interest earned in the Guaranteed Interest Account,

     (3) the deduction from Cash Value of the various charges, costs, and expenses imposed by the policy provisions, and

     (4)  Outstanding Debt.

This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Surrender Value of your policy is sufficient to pay these charges. See "Grace period and lapse."


SCHEDULED PREMIUM PAYMENTS (PLANNED PREMIUM PAYMENTS)

When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments after the first 2 policy years. For policies offered to residents of, or issued for delivery in the Commonwealth of Massachusetts, you will determine a Planned Premium Payment. The Planned Premium Payment provides for the payment of level premiums at fixed intervals over a specified period of time. For those policy owners, the term "Scheduled Premium Payment" used in this Prospectus refers to "Planned Premium Payment."

You may elect to make monthly premium payments by the MONYMatic Plan. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid manually before premiums may be paid by the MONYMatic Plan. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace period and lapse.")


GUARANTEED DEATH BENEFIT RIDER

When you apply for a policy, you will be able to choose to add as an optional insurance benefit the Guaranteed Death Benefit Rider. This rider may extend the period that the Specified Amount of your policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas. (See "Other optional insurance benefits.")


MODIFIED ENDOWMENT CONTRACTS

The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal income tax considerations -- Modified Endowment Contracts."


UNSCHEDULED PREMIUM PAYMENTS

Generally, you may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment you wish to make exceeds the Scheduled Premium Payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death benefits under the policy," and "Federal income tax considerations." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the Internal Revenue Code law definition of life insurance.

Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied as premium payments. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

If you skip or stop paying premiums, the policy will continue in effect until the Surrender Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace period and lapse."

Your policy is guaranteed to remain in effect as long as:

     (a)  the Surrender Value is greater than zero; or

     (b) you have purchased the Guaranteed Death Benefit Rider and you have met all its requirements; or

     (c) during the first two policy years, the Minimum Monthly Premium requirements are satisfied.


ALLOCATION OF NET PREMIUMS

Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.

You may change the allocation of net premiums at any time by submitting a written request in Good Order to the Company's Operations Center at 5788 Widewaters Parkway, Syracuse, NY 13214. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Operations Center. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone/fax transactions." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the Valuation Date we receive your instructions.

Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

      (1)  The policy's death benefit, plus

      (2)  Any insurance proceeds provided by rider, less

      (3) Any Outstanding Debt reduced by any unearned loan interest (and, if in the grace period, less any overdue charges), less

      (4) If death occurs during a period for which a monthly deduction has not been made, any monthly deduction that may apply to that period, including deduction for the month of death.

You may select one of two death benefit options: Option I or Option II. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option I has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

OPTION I -- The death benefit equals the greater of:

      (a) The Specified Amount on the insured's date of death, plus the increase in Fund Value since the last monthly anniversary day; and

      (b) The Fund Value on the insured's date of death, plus the applicable death benefit percentage of the Fund Value on the last monthly anniversary day.

The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined by the Internal Revenue Code. The Internal Revenue Code establishes two alternative definitions of a life insurance policy for tax purposes. See "Federal income tax considerations." The definition applicable to your policy requires the death benefit to be no less than a stated percentage of your policy's Fund Value. (The applicable percentages are set forth in Appendix I to this prospectus and in your policy.) As adjusted for the manner in which the Company defines the death benefit under your Policy, the death benefit percentage applicable to insureds 40 or under is 150% and declines for older insureds. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option I.

OPTION II -- The death benefit equals the greater of:

      (a) The Specified Amount of the policy, plus the Fund Value as of the insured's date of death; and

      (b) The Fund Value on the insured's date of death, plus the applicable death benefit percentage of the Fund Value on the last monthly anniversary day.

The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option I and is stated in Appendix A. The death benefit in Option II will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option II.


EXAMPLES OF OPTIONS I AND II

The following examples demonstrate the determination of death benefits under Options I and II. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                                                                                           POLICY 1        POLICY 2        POLICY 3
                                                                                         -----------     -----------     -----------
Specified Amount.....................................................................    $   100,000     $   100,000     $   100,000
Fund Value on Date of Death..........................................................    $    35,000     $    60,000     $    85,000
Death Benefit Percentage.............................................................           150%            150%            150%
Death Benefit under Option 1.........................................................    $   100,000     $   150,000     $   212,500
Death Benefit under Option II........................................................    $   135,000     $   160,000     $   212,500

Option I, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) and the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 + ($35,000 x 150%) = $87,500).

Option I, Policies 2 & 3: The death benefit is equal to the Fund Value plus the Fund Value multiplied by the death benefit percentage since ($60,000 + ($60,000 x 150%) = $150,000 for Policy 2; $85,000 + ($85,000 x 150%) = $212,500
for Policy 3) is greater than the Specified Amount ($100,000).

Option II, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 + ($35,000 x 150%) = $87,500).

Option II, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($60,000 + ($60,000 x 150%) = $150,000).

Option II, Policy 3: The death benefit is the Fund Value plus the Fund Value multiplied by the death benefit percentage ($85,000 + ($85,000 x 150%) = $212,500) since it is greater than the Specified Amount plus the Fund Value ($100,000 + $85,000 = $185,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details. Payments made to a beneficiary under a payment plan could have tax consequences. See "Federal income tax considerations."


CHANGES IN DEATH BENEFIT OPTION

You may request that the death benefit option under your policy be changed from Option I to Option II, or Option II to Option I. You may make a change by sending a written request to the Company's Operations Center. A change from Option II to Option I is made without providing evidence of insurability. A change from Option I to Option II will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

If you change from Option I to Option II your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. The total death benefit will not change immediately. The change to Option II will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new Specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

If you change from Option II to Option I, the Specified Amount of the policy will remain the same. The death benefit will be reduced to the Specified Amount. However, the death benefit will equal the Fund Value on the date of death plus the Fund Value on the monthly anniversary day prior to the date of death times the Death Benefit Percentage if that amount is greater than the Specified Amount. The change to Option I will generally reduce the death benefit payable in the future.

A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of insurance." If the policy's death benefit is not based on the death benefit percentage under Option I or II, changing from Option II to Option I will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age. Changing the death benefit option may have tax consequences.


CHANGES IN SPECIFIED AMOUNT

You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be requested at any time after the second policy anniversary. Increases in Specified Amount are not permitted on or after the insured's age 81 or if the monthly deduction is being waived. For policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted after the insured's age 66. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the policy is in effect and the policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

To increase or decrease the Specified Amount, send a written application to the Company's Operations Center. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request. See "Other information -- Federal income tax considerations" for certain possible tax consequences and limitations.


INCREASES

An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company. An increase will not be given for increments of Specified Amount less than $10,000.

When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and deductions." In addition, the fund charge associated with your policy will increase. The fund charge for the increase is computed in a similar way as for the original Specified Amount. The target premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed. You cannot increase the Specified Amount if monthly deductions are being waived under the Waiver of Monthly Deduction rider.

If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) the new coverage segments. Allocation to new coverage segments will be in the same proportion that the guideline annual premiums for each segment bear to the sum of guideline annual premiums for all segments. Guideline annual premiums are defined by federal securities law. Fund Value will also be allocated to each coverage segment.

You will have the right to cancel an increase in the Specified Amount within the later of (1) 45 days after Part I of the application for the increase is signed, (2) ten days (or longer in certain states) after receipt of the policy endorsement applicable to the increase, or (3) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The policy fund charge will also be adjusted to the amount which would have existed had the increase never taken place.


DECREASES

Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

     (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

     (2)  To the next most recent increases successively, and last

     (3)  To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if the requested amount of the decrease is less than $10,000.

If the reduction decreases the Specified Amount during the Fund Charges period, the Fund Charges on the remaining Specified Amount will be reduced. However, an amount equal to the reduction in the Fund Charges will be deducted from the Fund Value. See "Charges and deductions -- Fund charges." Target premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

     (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy,

     (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Surrender Value of your policy, or

     (3) The decrease would result in a Specified Amount which is less than the Specified Amount we then allow or if the resulting Fund Value would be less than the product of: (a) the number of months to the next policy anniversary, times (b) the monthly deduction.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal income tax considerations" for information on how changes in benefits can have limitations and tax implications under various tax rules.


OTHER OPTIONAL INSURANCE BENEFITS

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits and their limitations. Some of these benefits may be selected only when you apply for your policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Federal income tax considerations" and "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Other information" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.


GUARANTEED DEATH BENEFIT RIDER

When you apply for your policy you will be able to add as an optional insurance benefit the Guaranteed Death Benefit Rider. This rider provides under certain circumstances a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect, even if the Surrender Value of the policy is zero on any monthly anniversary date.

The Guaranteed Death Benefit Rider allows you to choose the length of the period during which the policy is guaranteed to remain in effect. The available two periods are:

     - until the insured's age reaches 75 years (but not less than 10 years from the policy date); or

     -  until the Maturity Date of your policy.

To remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will end subject to the rider's grace period. In addition, this rider will automatically end at the later of the insured's age 75 or ten years from the policy date or the Maturity Date of the Policy ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end when the rider is no longer in force. See "Deductions from Fund Value -- Guaranteed Death Benefit Charge"

On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider you have chosen in effect. To remain in effect, we make two calculations.

The first calculation shows the net premiums you have paid. We:

     (1)  total the actual premiums you have paid for the policy, and

     (2)  subtract the amount of:

          (a)  partial surrenders (and associated fees), and

          (b)  outstanding debt

The second calculation shows the amount of premiums the rider required you to pay. We:

     (1)  take the Monthly Guarantee Premium specified by the rider and

     (2)  multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the rider, will end. Once ended, the rider cannot be reinstated.

The grace period for this rider is explained in the section called "Grace period and lapse -- if Guaranteed Death Benefit Rider is in effect."

The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey or Texas. Because the Guaranteed Death Benefit Rider is not available, the grace period and lapse will be treated as if the Guaranteed Death Benefit is not in effect.

It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.)


SPOUSE'S TERM RIDER

This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company or any other plan we choose to offer, at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later. (This rider is no longer available for new elections.)


CHILDREN'S TERM INSURANCE RIDER

This rider provides term insurance coverage on the lives of the dependent children of the insured under age 18. The coverage continues to the policy anniversary nearest the insured's age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of one-fifth of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company or any other plan we choose to offer.


ACCIDENTAL DEATH BENEFIT RIDER

This rider pays the benefit amount selected if the insured dies as a result of an accident. The loss must occur after the insured's age 5 and prior to insured's age 70 and within 90 days of the accident. A benefit equal to twice the rider amount is payable if:

     (1)  accidental death occurs as the result of riding as a passenger, and

     (2) the accidental death occurred while riding in a public conveyance, and

     (3) the public conveyance was being operated commercially to transport passengers for hire.

The maximum amount of coverage is the initial specified amount but not more than the greater of:

     (1) $100,000 total coverage of all such insurance in the Company or its affiliates, or

     (2) $200,000 of all such coverages regardless of insurance companies issuing such coverages.


PURCHASE OPTION RIDER

This rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

     -  Marriage of the insured.

     -  Birth of a child of the insured.

     -  Legal adoption of a child by insured.

A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the insured has a covered total disability for 6 months without interruption and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) cost of insurance charges, and (3) rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. The duration of the benefit depends on the age of the insured when the covered total disability occurs.


BENEFITS AT MATURITY

The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Surrender Value of the policy. See "Other Information -- Federal income tax considerations" for the tax treatment of an endowment benefit. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.


POLICY VALUES

FUND VALUE

The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and in the Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

On each Valuation Date, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount and the daily mortality and expense risk charges. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the sub-accounts.

CASH VALUE

The Cash Value of the policy equals the Fund Value less Fund Charge. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the Fund
Charges.

SURRENDER VALUE

The Cash Value less any Outstanding Debt reduced by any unearned loan interest.


DETERMINATION OF FUND VALUE

Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - Preferred partial surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts.

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and Fund Value to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding Portfolios. The values of the subaccounts reflect the investment experience of the corresponding Portfolio. The investment experience reflects:

     -  The investment income.

     -  Realized and unrealized capital gains and losses.

     -  Expenses of a portfolio including the investment adviser fees.

     -  Any dividends or distributions declared by a Portfolio.

Any dividends or distributions from any of the Portfolios are reinvested automatically in shares of the same Portfolio. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Separate Account.

Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating unit values for each subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     -  Make partial surrenders.

     -  Make preferred partial surrenders.

     -  Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the Loan Account).

     -  Pay the death benefit when the insured dies.

     -  Pay monthly deductions from the policy's Fund Value.

     -  Pay policy transaction charges.

     -  Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of the deduction of any policy transactions or charges. The number of units credited will not change because of later changes in unit value.

Transactions are processed when a premium or a written or telephone request in Good Order is received at the Company's Operations Center. If the premium or request reaches our Operations Center on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 PM Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.


CALCULATING FUND VALUE

The Fund Value of your policy on the policy date is:

     (a)  the net premiums received by us on or before the policy date; less

     (b)  the monthly deduction due on the policy date.

After that, we make Fund Value calculations on Valuation Dates. On any Valuation Date, we determine the Fund Value of a policy as follows:

     (a) determine the policy's Fund Value in each subaccount (see below) on that Valuation Date;

     (b) determine the amount of any refund by multiplying the Fund Value in the subaccount by 0.04167%. This refund is determined and allocated to each subaccount on each monthly anniversary day after the 10th policy anniversary. It is based on current expectations as to mortality, investment earnings, persistency and expenses, and is not guaranteed;

     (c)  total the Fund Value in each subaccount on that Valuation Date;

     (d) add the Fund Value in the Guaranteed Interest Account on that Valuation Date; this is the accumulated value with interest of the net premiums allocated, and amounts transferred, to the Guaranteed Interest Account before that Valuation Date, decreased by any allocations against the Guaranteed Interest Account before that Valuation Date for: (i) any amounts transferred to Loan Account; (ii) any amounts transferred to the subaccounts plus any applicable transfer charge; (iii) any partial surrender and its fee; and (iv) any monthly deductions.

     (e)  add any amounts in the Loan Account on that Valuation Date;

     (f) add interest credited on that Valuation Date on the amounts in the Loan Account since the last monthly anniversary day;

     (g)  add any net premiums received on that Valuation Date;

     (h) deduct any partial surrender, and its fee, made on that Valuation Date; and

     (i)  deduct any monthly deduction to be made on that Valuation Date.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

The Company calculates the unit value of a subaccount on any Valuation Date as follows:

     (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

     (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

     (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily deductions from MONY America Variable Account -- Mortality and Expense Risk Charge." If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

     (4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

The unit value of each subaccount on its first Valuation Date was set at $10.00.


TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts after the Free Look Period by sending a written request in Good Order to the Company's Operations Center. Transfers may be made by telephone if you have proper authorization. See "Telephone/fax transactions." Currently, there are no limitations on the number of transfers between subaccounts, except for the restrictions on disruptive transfer activity described below. There is also no minimum amount required:
(1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace period and lapse." No charges are currently imposed upon transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers in excess of four during a policy year and to discontinue telephone transfers.

After the Free Look Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."

Please see "Allocation options" in "Summary of the policy" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer subaccounts with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "Affiliated Trusts"), as well as subaccounts with underlying Portfolios of Trusts with which AXA Equitable has entered into participation agreements (the "Unaffiliated Trusts" and, collectively with the Affiliated Trusts, the "Trusts"). The Affiliated Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the Affiliated Trust obtains from us policy owner trading activity. The Affiliated Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each Unaffiliated Trust may have its own policies and procedures regarding disruptive transfer activity. If an Unaffiliated Trust advises us that there may be disruptive activity from one of our policy owners, we will work with the Unaffiliated Trust to review policy owner trading activity. Each Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the Trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


RIGHT TO EXCHANGE POLICY

During the first 24 months following the policy date or an increase in the Specified Amount, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


POLICY LOANS

You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a written request in Good Order to the Company's Operations Center. You may take a loan any time your policy has a positive Cash Value. The minimum amount you may borrow is $250. The maximum amount you may borrow at any time is 90% of the Surrender Value. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

Loan interest is payable in advance on each policy anniversary at an annual rate of 5.4%. Interest on the full amount of any Outstanding Debt for the following policy year is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. If the policy owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on the basis you specify, or, if you do not specify, on a proportional basis.

The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 5%. After the tenth policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be 0.5% higher than otherwise applicable. This increase is not guaranteed.

Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the subaccounts and Guaranteed Interest Account on the same basis.

Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

Outstanding Debt may affect the length of time the policy remains in effect. During the first 2 policy years, your policy will lapse when (1) the sum of all premiums paid less partial surrenders, fees and Outstanding Debt is less than the required minimum premium amount, and (2) the minimum payment required is not made during the grace period. After the second policy anniversary (or, in some instances, the second anniversary following an increase), your policy will lapse when (1) Surrender Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less any partial surrenders and their fees and less any Outstanding Debt, do not exceed the premium required under that rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the policy or rider in effect. See "Grace period and lapse."

A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal income tax considerations."


FULL SURRENDER

You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any fund charges, and (2) any Outstanding Debt reduced by any unearned loan interest (the "Surrender Value").

You may surrender your policy by sending a written request together with the policy to the Company's Operations Center. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received in Good Order. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan/settlement provisions." For information on the tax effects of surrender of a policy, see "Federal income tax consideration."


PARTIAL SURRENDER

With a partial surrender, you obtain a part of the Surrender Value of your policy without having to surrender the policy in full. You may request a partial surrender after the second policy anniversary. The partial surrender will take effect on (1) the Valuation Date that we receive your request at our Operations Center in Good Order, or (2) on the next Business Day if that day is not a Business Day. There is currently no limit on the number of partial surrenders allowed in a policy year. However, the Company reserves the right to limit the number of partial surrenders to 12 per year. A partial surrender may not result in a Specified Amount in force less than the minimum we then allow.

A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Surrender Value must be at least $500 after the partial surrender. However, partial surrenders from the Guaranteed Interest Account are subject to certain limitations. You can only make a partial surrender of amounts in the Guaranteed Interest Account to a maximum amount which bears the same proportion to the total amount being surrendered as the amount of Fund Value held in the Guaranteed Interest Account bears to the Fund Value in the Guaranteed Interest Account. and all subaccounts on the date of the partial surrender.

You may make a partial surrender by submitting a written request in Good Order to the Company's Operations Center. Partial surrender allocations may be by either dollar amount or percentage of Fund Value. Allocations by percentage must be in whole percentages and at least 10% of the partial surrender must be allocated against the Guaranteed Interest Account or any subaccount included in the allocation. We will not accept an allocation request that is incorrect or if there is insufficient Fund Value in the Guaranteed Interest Account or subaccount to provide the requested allocation against it. But, if an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Fund Value held in the Guaranteed Interest Account and each subaccount bears to the Fund Value in the Guaranteed Interest Account and all the subaccounts. As of the effective date of any partial surrender, your Fund Value, Cash Value, and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The reduction in any such value caused by any partial surrender (plus the applicable fee) is allocated proportionately to the policy owner's Fund Value in the subaccounts and Guaranteed Interest Account unless he/she requests otherwise. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

If Death Benefit Option 1 is in effect on the day on which a partial surrender is made, we shall then reduce the amount of the death benefit payable on that day by the amount of the partial surrender, plus its applicable fee. If the amount of that reduced death benefit is less than the Specified Amount in force on that day, then the Specified Amount in force on that day will be decreased to equal the amount of that reduced death benefit. But the amount of partial surrender cannot result in a Specified Amount in force less than the minimum Specified Amount we allow. A partial surrender will not change the Specified Amount of a policy on which the owner has selected death benefit option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the partial surrender will reduce the death benefit by the amount of the partial surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the insured, a partial surrender may cause the death benefit to decrease by an amount greater than the amount of the partial surrender. See "Death benefits under the policy."

A fee for each partial surrender will be assessed. See "Charges and deductions -- transaction and other charges". In addition, a portion of the Fund Charges may be assessed if the Specified Amount is reduced as a result of the partial surrender. See "Charges and deductions -- Fund charges."

For information on the tax treatment of partial surrenders and potential tax effects of policy changes such as a reduction in Specified Amount, see "Federal income tax considerations."


PREFERRED PARTIAL SURRENDER

A fund charge which otherwise would have been imposed, will not be imposed to the extent required to permit the policy owner to receive amounts up to 10% of the Cash Value of the policy each year. The Cash Value of the policy is determined on the date the first request for a partial surrender is received in a policy year. The partial surrender fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the preferred partial surrender to not more than 12 per policy year.


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

     (1)  it has a Surrender Value greater than zero, or

     (2) if you have purchased the Guaranteed Death Benefit Rider, it is in its benefit period and, you satisfy all the requirements of that rider; and

     (3) you make any required additional premium payments during a 61-day grace period.

SPECIAL RULE FOR THE FIRST TWO POLICY YEARS

During the first two policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

     -  Your policy's Surrender Value is greater than zero, or

     - The sum of the premiums paid minus all partial surrenders (and related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

Your policy may be at risk of lapse depending on whether or not the Guaranteed Death Benefit Rider is in effect if:

     -  The insufficiency occurs at any other time, or

     - The Minimum Monthly Premium test has not been met during the first two policy years (as described above).

See the explanation below.

IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

To avoid lapse if (1) the Surrender Value is insufficient to pay the current monthly deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

If the Cash Value of your policy less any Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first two policy years, if the Cash Value of the policy is less than zero, you must pay:

     (1)  The Minimum Monthly Premium not paid, plus

     (2) Not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly premiums remaining until the next scheduled premium due date.

After the second policy anniversary, the payment required is:

     (1)  The monthly deduction not paid, plus

     (2) Two succeeding monthly deductions or, if greater, the number of monthly deductions until the next scheduled premium due date, plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and deductions -- deductions from premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

     (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

     (2)  Any unpaid monthly deductions and any Outstanding Debt.

IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Surrender Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

     (1)  The Guaranteed Death Benefit Rider is in effect, and

     (2)  The test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider."

While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

REINSTATEMENT

We may reinstate a lapsed policy at any time, but only:

     (1)  before the maturity date, and

     (2) within five years after the monthly anniversary day which precedes the start of the grace period.

To reinstate a lapsed policy we must also receive:

     (1)  a written application from you,

     (2)  evidence of insurability satisfactory to us,

     (3) payment of all monthly deductions that were due and unpaid during the grace period,

     (4) payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date and

     (5) payment or reinstatement of any debt due us on the policy, plus payment of interest on any reinstated debt from the date of rein statement to the next policy anniversary at the rate which applies to policy loans on the date of reinstatement.

When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

     (1) The Fund Charges will be equal to the Fund Charges that would have existed had your policy been in effect since the original policy date.

     (2) The Fund Value will be reduced by the decrease, if any, in the Fund Charge during the period that the policy was not in effect.

     (3)  Any Outstanding Debt on the date of lapse will also be reinstated.

     (4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions. See "Federal income tax considerations" for additional information.


5. CHARGES AND DEDUCTIONS

The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.


DEDUCTIONS FROM PREMIUMS

Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

SALES CHARGE -- This charge is equal to a percent of premiums paid as follows:

     - Policy years 1-10: 4%

     - Policy years 11-20: 2%

     - Policy years after 20: 0%

The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

TAX CHARGE -- State and local premium tax -- currently 2%; charge for federal tax deferred acquisition costs of the Company -- currently 1.25%.

All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

The 1.25% DAC charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under
Section 848 of the Internal Revenue Code resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to the federal tax deferred acquisition cost provisions.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

MORTALITY AND EXPENSE RISK CHARGE -- Maximum of 0.002055% of the amount in the subaccount, which is equivalent to an annual rate of 0.75% of subaccount value.

The Mortality and Expense Risk Charge will effectively be reduced after the tenth policy anniversary. Each month after said date, an expected amount equal to 0.04167% of the subaccount value will be credited to the Fund Value allocated to the subaccounts. This is equivalent to 0.5% on an annualized basis. This amount is not guaranteed. The allocation among subaccounts will be done proportionately on each monthly anniversary following the tenth policy anniversary.

This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE

A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

COST OF INSURANCE -- This charge compensates us for the anticipated cost of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund Value at that time. The factors that affect the net amount at risk include investment performance, payment of premiums, and charges to the policy.

The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) at most ages than the guaranteed rates, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose policies have been in effect for the same amount of time. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

You should refer to your policy to determine your Specified Amount and the amount of any term life insurance in force.

If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).


ADMINISTRATIVE CHARGE

An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by issue age of the insured, policy duration and with the size of a policy's Specified Amount.


                                                                                                        FIRST 12     EACH POLICY
                                                                                                         POLICY         MONTH
SPECIFIED AMOUNT:                                                                                        MONTHS      THEREAFTER
-----------------------------------------------------------------------------------------------------   --------    ------------
Less than $250,000...................................................................................   $ 31.50*      $   6.50
$250,000 to $499,000.................................................................................     28.50*          3.50
$500,000 or more.....................................................................................     25.00*          None

* Reduced by $5.00 for issue ages 0 through 17. Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

For purposes of this charge, if an increase or decrease in Specified Amount causes your policy to change bands, the monthly administrative charges on the monthly anniversary day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

GUARANTEED DEATH BENEFIT CHARGE -- If you elect the Guaranteed Death Benefit Rider, you will be charged $0.01 per $1,000 of policy Specified Amount and certain rider amounts per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.

OPTIONAL INSURANCE BENEFITS CHARGE -- A monthly deduction for any other optional insurance benefits added to the policy by rider.


FUND CHARGES

There will be a difference between the Fund Value of the policy and its Cash Value for at least the first fourteen policy years. This difference is the Fund Charges, which are contingent deferred loads. They are contingent loads because they are assessed only if the policy is surrendered, if the policy lapses, or if the Specified Amount of the policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charges against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

ADMINISTRATIVE FUND CHARGE

The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

                              ISSUE AGE*                   ADMINISTRATIVE FUND CHARGE
---------------------------------------------------------------------------------------
                                0-25                                  $2.50
                                  26                                   3.00
                                  27                                   3.50
                                  28                                   4.00
                                  29                                   4.50
                                  30 or higher                         5.00


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

The amount of the charge remains level for five policy years. After the fifth policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

For example, if a policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third policy year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that policy is increased in the fourth policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining insurability and your underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

SALES FUND CHARGE

To determine the Sales Fund Charge, a "target premium" is used. The target premium is not based on the minimum annual premiums or the scheduled premium payments. The maximum Sales Fund Charge for the initial Specified Amount of the policy will be equal to the following percentage of premiums paid up to one target premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for your policy is a percentage of the premiums paid on your policy during the first five policy years, up to the maximum. This percentage varies by the Age of the Insured on the policy date as follows:

                       PERCENTAGE OF AGE*                    PREMIUMS PAID
--------------------------------------------------------------------------
                              0-17                               50%
                             18-65                               75%
                                66                               70%
                                67                               65%
                                68                               60%
                                69                               55%
                                70 or higher                     50%


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year. An additional Sales Fund Charge is created each time a new coverage segment of Specified Amount is added. The Sales Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Sales Fund
Charge.

During the first two Policy years, the Sales Fund Charge will be further limited.

As an example of the Sales Fund Charge calculation, if a male insured age 25 purchases a policy with a Specified Amount of $100,000, the Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, death benefit option I). The maximum Sales Fund Charge during the first five policy years would be 75% of this amount, or $435.00.

The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the policies.

EFFECT OF CHANGES IN SPECIFIED AMOUNT ON THE FUND CHARGE.

The Fund Charges will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The Fund Charges related to the increase will be calculated in the same manner as the Fund Charges for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales fund charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new Fund Charges for the policy will equal the remaining portion of the Fund Charges for the original Specified Amount, plus the Fund Charges related to the increase.

A portion of the Fund Charges will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from (1) a requested decrease, (2) a change of death benefit option from Option II to Option I, or
(3) a partial surrender. The Fund Charges, as well as the transaction charge assessed for the partial surrender, if applicable, will be deducted from the subaccounts and the Guaranteed Interest Account in the same manner as monthly deductions. For purposes of this calculation, if any subaccount or the Guaranteed Interest Account is


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
insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charges which apply to the policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.


TRANSACTION AND OTHER CHARGES

     - Partial Surrender Fee -- The lesser of 2% of the partial surrender amount or $25.

     - Transfer of Fund Value -- Maximum of $25 on each transfer in a policy year exceeding four; currently $0.

The partial surrender fee is guaranteed not to exceed the amounts above. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers which exceed 4 in any policy year. For policies issued for delivery to residents of the Commonwealth of Massachusetts, we guarantee that no transfer charge will be imposed on transfers made within one year from the date the policy is issued.

We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Federal income tax considerations -- Our income taxes."

We will bear the direct operating expenses of MONY America Variable Account L. The subaccounts purchase shares of the corresponding Portfolio. The Portfolio's expenses are not fixed or specified under the terms of the policy.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

     - WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

     - EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

     - POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.


FEES AND EXPENSES OF THE PORTFOLIOS

The Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio and are set forth in "Fees and Expenses of the Portfolios." Certain Portfolios available under the policy in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of Unaffiliated Portfolios (collectively the "Underlying Portfolios"). The Underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. Fees and expenses of the Portfolios are described in more detail in the Portfolios' prospectuses.



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

GUARANTEE OF CERTAIN CHARGES

We guarantee that the following charges will not increase:

     (1)  Mortality and expense risk charge.

     (2)  Administrative charge.

     (3)  Sales charge.

     (4)  Guaranteed cost of insurance rates.

     (5)  Fund charge.

     (6)  Partial surrender fee.

Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

     (1)  Future expectations with respect to investment earnings,

     (2)  Mortality,

     (3)  Length of time policies will remain in effect,

     (4)  Expenses, and

     (5)  Taxes.

In no event will they exceed the guaranteed rates defined in the policy.


6. OTHER INFORMATION


FEDERAL INCOME TAX CONSIDERATIONS


INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident and that the policy qualifies as life insurance under federal tax rules. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner.

This discussion does not address state or local tax consequences associated with the purchase of the policy. The state and local tax consequences with respect to your policy may be different than the federal tax consequences. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that for any reason a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Portfolios, will satisfy these diversification requirements, though no assurances can be given in this regard. If the Variable Account fails to comply with these diversification standards, the policy will not be treated as a life insurance contract for federal income tax purposes and the policy owner would generally be taxed currently on the income on the contract (as defined in the tax law).

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

INCOME TAX TREATMENT OF POLICY BENEFITS

In general, we believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. In addition, if the death benefit is not received in a lump sum and is, instead, used to purchase a payment plan providing monthly income for the lifetime of the beneficiary, generally payments will be prorated between amounts attributable to the death benefit, which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death), which will be includible in the beneficiary's income. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract." An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance policies are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years and whether the policy is received in exchange for a life insurance contract that was a Modified Endowment Contract. Certain material changes (as defined by tax law) in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. In addition, certain reductions in benefits could result in a policy becoming a Modified Endowment Contract. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the policy has been distributed.

     (2) Loans, assignments, or pledges of any portion of the Fund Value of a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly. If the entire Fund Value is assigned or pledged, subsequent increase in the Fund Value are also treated as withdrawals for as long as the assignment or pledge remains in place. Your investment in the policy is increased by the amount includible in income with respect to any assignment, pledge or loan.

     (3) A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution is made when the policy owner has attained age 59 1/2 or is disabled (as defined by tax law), or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions when made. However, in situations where the interest rate credited to the Loan Account is identical (or nearly identical) to the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. If you are not a U.S. resident or not a U.S. citizen, taxable distributions (including taxable death benefits) from life insurance policies will generally be subject to U.S. federal withholding tax at a 30% rate, unless a lower treaty rate applies.

If the payee of a distribution (including the death benefit) from the policy is a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Code as amended by the Foreign Account Tax Compliance Act ("FATCA"), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS AND EMPLOYER OWNED POLICIES Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Employer owned life insurance policies are subject to additional federal tax law requirements. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The additional rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy with the tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

SECTION 1035 EXCHANGES. Section 1035 of the Code provides, in certain instances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy, an endowment contract, an annuity contract, or a long-term care contract. Special rules and procedures apply to Section 1035 exchanges. You should consult your tax advisor.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES. If a policy is owned or held by a corporation, trust or other non-natural person (an "entity"), Code section 264(f) could limit some (or all) of such entity's interest deduction, even where such entity's indebtedness is in no way connected to the policy. In addition, under Code section 264(f)(5), if an unincorporated business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by that business for purposes of the Code section 264(f) rules. An exception to the interest disallowance rule of Code section 264(f) is available for a policy owned by an entity engaged in a trade or business, if the policy covers only one individual and that individual is, at the time first covered by the policy,
(1) a 20-percent owner of the entity or (2) an officer, director, or employee of the trade or business. For this purpose, the IRS generally has interpreted "time first covered" as meaning the date a contract is issued, including the date of any exchange of the contract for a new contract. (Different but comparable rules apply where the owner or holder of a policy is an insurance company within the meaning of the tax law.) In light of these rules, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

MEDICARE HOSPITAL INSURANCE TAX. Effective for tax years beginning after December, 2012, a Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the policy as annuity payments pursuant to a settlement option, or (2) the proceeds of any sale or disposition of the policy. This new tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

ESTATES, GIFTS AND OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot predict what, if any, legislation will actually be proposed or enacted or what type of grandfathering, if any, would be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy. In addition, the Treasury Department may amend existing or release new regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

POST 2008 INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. The mortality charge assumptions permitted for determining the compliance of this policy with the tax definition of a life insurance contract are based on the 1980 CSO ("Commissioners Standard Ordinary") mortality tables. Certain changes made after 2008 to a policy issued prior to 2009 will cause the policy to be tested using the 2001 CSO mortality tables.

If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings or other changes may not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OUR INCOME TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


VOTING OF PORTFOLIO SHARES

Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each Portfolio held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Portfolios on matters requiring shareholder voting under the Investment Company Act of 1940 (the "Act"). Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account
L. We may elect to vote the shares of the Portfolios in our own right if:

     (1)  The Act or any regulations thereunder is amended, or

     (2)  The present interpretation of the Act should change, and

     (3) As a result we determine that it is permitted to vote the shares of the Portfolios in our right.

The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Portfolio for determining shareholders eligible to vote at that Portfolio's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of the Portfolios held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of Portfolios held by MONY America Variable Account L and other separate accounts of the Company. One effect of proportionate voting is that a small number of policy owners may control the outcome of a vote.


DISREGARD OF VOTING INSTRUCTIONS

The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. If the Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.


REPORT TO POLICY OWNERS

A statement will be sent at least annually to each policy owner setting forth:

     (1) A summary of the transactions which occurred since the last statement, and

     (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Portfolios. The Portfolios' statement will include a list of the investments of the Portfolios, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.


SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

     (1) Shares of any or all of the Portfolios should no longer be available for investment or,

     (2) Further investment in shares of any or all Portfolios should become inappropriate in view of the purposes of the policies.

The substituted Portfolio may have different fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new Portfolio, or (2) in shares of another investment company, a Portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs, tax considerations or investment conditions warrant, and any new subaccounts will be made available to existing policy owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

     (1) Be operated as a management investment company under the Investment Company Act of 1940 (the "Act") or any other form permitted by law,

     (2) Be deregistered under that Act if such registration is no longer required, or

     (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.


CHANGES TO COMPLY WITH LAW

The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any federal or state statute, rule, or regulation. Federal and state laws include but are not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.


7. THE GUARANTEED INTEREST ACCOUNT

You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 or the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these the Securities Act of 1933 or the Investment Company Act of 1940 and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.


GENERAL DESCRIPTION

Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0133689% daily, compounded daily, for a minimum effective annual rate of 5.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5.0% annual rate. (The portion of a policy owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%.) After the tenth policy anniversary, an increase in the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account and Loan Account is expected. The rate is expected to be 0.5% higher. Neither increase is guaranteed.

The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the dollar amount allocated to the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to exchange Policy. See "Right to exchange Policy."


DEATH BENEFIT

The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The Death Benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last monthly anniversary or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a Death Benefit percentage. Under Option II, the death benefit will be equal to the Specified Amount of the policy plus the Fund Value on date of death or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a Death Benefit percentage. See "Death Benefits under the Policy."


POLICY CHARGES

Deductions from premium, monthly deductions from the Fund Value, and Fund Charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by rider, and administrative Fund Charge and sales Fund Charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

You will not directly or indirectly pay charges applicable to the Portfolios, including the operating expenses of the Portfolios, and the investment advisory fee charged by the Portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.


TRANSFERS

Amounts may be transferred after the Free Look Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers to the Guaranteed Interest Account may be made at any time and in any amount subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account. These limits are waived if the policyowner elects the Right to exchange the Policy. See "Right to exchange the Policy."

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

          --   one in any policy year,

          -- the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of transfer, and

          -- the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the Valuation

Date when it is received. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations for transfers in excess of four per policy year, subject to the maximum charge guaranteed in the policy on the number and the dollar amount of transfers.


SURRENDERS AND POLICY LOANS

You may also make full surrenders, partial surrenders, and preferred partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and Fund Values to the subaccounts. See "Full surrender," and "Partial surrender." However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


8. MORE ABOUT THE POLICY


OWNERSHIP

The policy owner is the individual named as such in the application or in any later change shown in the Company's records. A change in owner can have adverse tax consequences. Consult your tax adviser as to your specific situation. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

JOINT OWNERS

If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.


BENEFICIARY

The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request in Good Order at its Operations Center. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the death benefit proceeds will be payable to the insured's estate.

The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds. Living means living on the earlier of: (a) the day due proof of the insured's death is received by us at our Operations Center; or (b) the 14th day after the insured's death.


THE POLICY

This policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

Within seven days after the Company receives all the information needed for processing a payment, the Company will:

     (1)  Pay death benefit proceeds, and

     (2) Pay the Surrender Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts.

However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccounts net assets.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about account policy to government regulators.


PAYMENT PLAN/SETTLEMENT PROVISIONS

Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. If a payment plan is purchased, the monthly payments consisting of proceeds plus interest will be paid in accordance with the payment plan selected under your policy. Please refer to the settlement option provisions in your policy for details. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Even if the death benefit under the policy is excludible from income, payments under payment plans may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the payment plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the payment plans.

PAYMENT IN CASE OF SUICIDE

If the insured dies by suicide, (1) while sane or insane, (2) within two years from the date of issue or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.


ASSIGNMENT

You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's Operations Center. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal income tax considerations.") An assignment may also have other tax consequences for which you should consult your tax adviser.

ERRORS ON THE APPLICATION

If the age or gender of the insured has been misstated, the death benefit under this policy will be the sum of (a) and (b), where:

     (a)  is the Fund Value on the date of death; and

     (b) is the amount at risk on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or sex to the insurance rate that would have applied on that monthly anniversary day based on the correct age and sex.


INCONTESTABILITY

The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

     (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from its date of issue; and

     (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.


POLICY ILLUSTRATIONS

Upon written request, the Company will send you a hypothetical illustration of future benefits under the policy based on both guaranteed and current cost assumptions. Currently, you are entitled to one free illustration each policy year. For each additional illustration you request in a policy year, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of the Company, and AXA Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2016, 2015 and 2014, AXA Advisors was paid an administrative services fee of $0, $0, and $325,380, respectively. MONY America paid AXA Advisors, as a distributor of these policies and as a principal underwriter of MONY America Variable Account L, $1,267,730 in 2016, $1,337,491 in 2015, and $1,412,185 in 2014. Of these amounts, for each of these three years, AXA Advisors retained $853,698, $794,617, and $10,325,528, respectively. Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors distribution fees of $731,034 in 2016, $757,133 in 2015, and $709,087 in 2014
as a distributor of certain policies, including these policies, and as a principal underwriter of several MONY America separate accounts, including Variable Account L. Of these amounts, for each of these three years, AXA Distributors retained $512,482, $373,707, and $158,634, respectively.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Summary of the policy" and "Charges and deductions" earlier in this prospectus.

DISTRIBUTOR COMPENSATION. The Company pays compensation to the Distributors based on premium payments made on the policies ("premium-based compensation"). Premium-based compensation paid by the Company to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 4.0% of premiums paid in years 2-10. Beginning in the sixth policy year, the Distributors will receive ongoing compensation based on account value of the policies sold ("asset-based compensation") up to a maximum of 0.20% annually of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 110% of the increase in premiums paid on or after the increase to a maximum amount. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the account value of the policy sold ("asset-based compensation"). The compensation paid by the Distributor varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributor, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of the Company's policy than it pays for the sale of a policy or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Compensation payments made to AXA Distributors include payments to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.



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
ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain Company policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. The Company and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
AXIO
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Tennessee Brokerage Inc.
Girard Securities, Inc.
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Harbour Investments
Hilltop Securities
Independent Financial Group, LLC
Investors Capital Corporation
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Legend Equities

Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Parkland Securities, LLC (part of Sigma)
PlanMember
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
SIGMA Financial Corporation
Signator Investors, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

9. MORE ABOUT THE COMPANY


MANAGEMENT

The business address for the officers and directors of MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 525 Washington Blvd. Jersey City, NJ 07310.

No officer or director listed below receives any compensation from Variable Account L. In addition, MONY America and its affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.


AXA EQUITABLE

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.

DIRECTORS AND PRINCIPAL OFFICERS
NAME AND PRINCIPAL BUSINESS ADDRESS                               BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------------------   ------------------------------------------------------------------------------------------
Thomas Buberl                             Mr. Buberl has been a director of AXA Equitable since May 2016. Mr. Buberl has
AXA                                       served as Chief Executive Officer of AXA since September 2016. From
25, avenue Matignon                       March 2016 to August 2016, Mr. Buberl served as Deputy Chief Executive
75008 Paris, France                       Officer of AXA. Prior thereto, Mr. Buberl served as Chief Executive Officer of
                                          AXA Konzern AG (May 2012 to March 2016), Chief Executive Officer for the
                                          global business line for the Health Business (March 2015 to March 2016) and
                                          Chief Executive Officer for the global business line for the Life and Savings
                                          Business (January 2016 to March 2016). From November 2008 to April 2012,
                                          Mr. Buberl served as Chief Executive Officer for Switzerland of Zurich Financial
                                          Services ("Zurich"). Prior to joining Zurich, Mr. Buberl held various management positions with Boston Consulting Group (February 2000 to October 2005) and
                                          Winterthur Group (November 2005 to October 2008). Mr. Buberl is also a director of AXA Financial and MONY America since May 2016 and various other subsidiaries and affiliates of the AXA Group. He has been Chairman of the
                                          Board of Directors of AXA Financial, Inc. since February 2017.

Paul J. Evans                             Mr. Evans has been a director of AXA Equitable since November 2016.
AXA UK                                    Mr. Evans has served as Group Chief Executive Officer of AXA Global Life,
5 Old Broad Street                        Savings and Health and has been a member of the AXA Group Management
London, EC2N 1AD, UK                      Committee since July 2016. Prior thereto, Mr. Evans served as Group Chief
                                          Executive Officer of AXA UK and Ireland (from 2010 to June 2016) and
                                          Chairman of AXA Corporate Solutions (from 2015 to June 2016). From 2003 to
                                          2010, Mr. Evans served as Chief Executive Officer of AXA Life in the UK and between 2001 and May 2003, Mr. Evans served as Group Finance Director of
                                          AXA UK and Ireland. Prior to joining AXA in 2000, Mr. Evans spent thirteen years with PricewaterhouseCoopers. From 2014 to June 2016, Mr. Evans served as Chairman of the Association of British Insurers. Mr. Evans is also a director of AXA Financial and MONY America since November 2016 and various other subsidiaries and affiliates of the AXA Group.


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Ramon de Oliveira                        Director of AXA Financial, AXA Equitable and MONY America since May 2011.
Investment Audit Practice, LLC           Director of MONY Life (May 2011 to September 2013). Since April 2010,
70 South Fifth Street                    Mr. de Oliveira has been a member of AXA's Board of Directors, where he
Park Ridge, NJ 07656                     serves on the Finance Committee (Chair) and Audit Committee, and from
                                         April 2009 to April 2010, he was a member AXA's Supervisory Board. He is currently the Managing Director of the consulting firm Investment Audit Practice,
                                         LLC, based in New York. From 2002 and 2006, Mr. de Oliveira was Adjunct
                                         Professor of Finance at Columbia University. Prior thereto, starting in 1977, he spent 24 years at JP Morgan & Co. where he was Chairman and Chief
                                         Executive Officer of JP Morgan Investment Management and was also a member of the firm's Management Committee since its inception in 1995. Upon the merger with Chase Manhattan Bank in 2001, Mr. de Oliveira was the only executive from JP Morgan & Co. asked to join the Executive Committee of the new firm with operating responsibilities. Mr. de Oliveira is currently the Chairman of the Investment Committee of Fonds de Dotation du Louvre (since 2009) and
                                         JACCAR Holdings SA (2011). Previously, he served as a Director of JP Morgan
                                         Suisse, American Century Company, Inc., SunGard Data Systems, The Hartford
                                         Insurance Company, Tattinger-Kobrand USA, Quilvest SA and L'Atelier.
                                         Mr. de Oliveira also formerly served as a Trustee and Chairman of the
                                         Investment Committee of The Kauffman Foundation, a Member of the
                                         Investment Committee of The Red Cross and the Chairman of the Board of
                                         Friends of Education.

Daniel G. Kaye                           Mr. Kaye has been a Director of AXA Equitable since September 2015. From
767 Quail Run                            January 2013 to May 2014, Mr. Kaye served as Interim Chief Financial Officer
Inverness, IL 60067                      and Treasurer of HealthEast Care System ("HealthEast"). Prior to joining
                                         HealthEast, Mr. Kaye spent 35 years with Ernst & Young LLP ("Ernst & Young")
                                         from which he retired in 2012. Throughout his time at Ernst & Young, where he was an audit partner for 25 years, Mr. Kaye enjoyed a track record of increasing leadership and responsibilities, including serving as the New England Managing
                                         Partner and the Midwest Managing Partner of Assurance. Mr. Kaye is a member of the Board of Directors of Ferrellgas Partners L.P. ("Ferrellgas"), where he serves on the Audit Committee and Corporate Governance and Nominating
                                         Committee (Chair). Mr. Kaye is a Certified Public Accountant and National
                                         Association of Corporate Directors (NACD) Board Leadership Fellow. Mr. Kaye is
                                         also a director of AXA Financial and MLOA since September 2015.

Kristi A. Matus                          Ms. Matus has been a Director of AXA Equitable since September 2015.
380 Beacon St., #2                       Ms. Matus formerly served as Executive Vice President and Chief Financial &
Boston, MA 02116                         Administrative Officer of athenahealth, Inc. ("athenahealth") from July 2014 to
                                         May 2016. Prior to joining athenahealth, Ms. Matus served as Executive Vice
                                         President and Head of Government Services of Aetna, Inc. ("Aetna") from
                                         February 2012 to July 2013. Prior to Aetna, she held several senior leadership roles at United Services Automobile Association ("USAA"), including Executive
                                         Vice President and Chief Financial Officer from 2008 to 2012. She began her career at the Aid Association for Lutherans, where she held various financial and operational roles for over a decade. Ms. Matus is also a director of AXA
                                         Financial and MLOA since September 2015.

Richard C. Vaughan                       Director of AXA Financial, AXA Equitable and MONY America since May 2010.
764 Lynnmore Lane                        Director of MONY Life (May 2010 to September 2013). Executive Vice President
Naples, FL 34108                         and Chief Financial Officer of Lincoln Financial Group (1995 to May 2005); prior thereto, Chief Financial Officer (June 1992 to 1995); Senior Vice President and
                                         Chief Financial Officer of Employee Benefits Division (July 1990 to 1995).
                                         Member of the Board of Directors of MBIA, Inc, serving on the Audit Committee, the Executive Committee and the Finance and Risk Committee (Chair).


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Barbara Fallon-Walsh                     Director of AXA Financial, AXA Equitable and MONY America since May 2012.
1670 Stephens Drive                      Director of MONY Life (May 2012 to September 2013). Ms. Fallon-Walsh was
Wayne, PA 19087                          with The Vanguard Group, Inc. ("Vanguard") from 1995 until her retirement in
                                         2012, where she held several executive positions, including Head of Institutional
                                         Retirement Plan Services from 2006 through 2011. Ms. Fallon-Walsh started her career at Security Pacific Corporation in 1979 and held a number of senior and executive positions with the company, which merged with Bank of America in
                                         1992. From 1992 until joining Vanguard in 1995, Ms. Fallon-Walsh served as
                                         Executive Vice President, Bay Area Region and Los Angeles Gold Coast Region
                                         for Bank of America. Ms. Fallon-Walsh is currently a member of the Board of
                                         Directors of AXA Investment Managers S.A. ("AXA IM"), where she serves on the Audit and Risk Committee and the Remuneration Committee, and of AXA
                                         Rosenberg Group LLC. Ms. Fallon-Walsh has been a member of the Main Line
                                         Chamber of Commerce Board of Directors and Executive Committee, the
                                         Business and Advisory Council for Widener University and served on the Board of Trustees and Executive Committee of the Employee Benefit Research
                                         Institute in Washington, DC.

Bertram L. Scott                         Director of AXA Financial, AXA Equitable and MONY America since May 2012.
Novant Health, Inc.                      Director of MONY Life (May 2012 to September 2013). Mr. Scott is Senior Vice
108 Providence Road                      President of population health management of Novant Health, Inc. since
Charlotte, NC 28207                      February 2015. From November 2012 to December 2014, he served as
                                         President and Chief Executive Officer of Affinity Health Plan. Prior to joining
                                         Affinity, Mr. Scott served as President, U.S. Commercial of CIGNA Corporation from June 2010 to December 2011, with executive responsibilities for U.S.
                                         products, marketing, national accounts, underwriting and for regional, individual, select and senior segments. Prior to joining CIGNA, Mr. Scott served as
                                         Executive Vice President and Chief Institutional Development & Sales Officer at
                                         TIAA-CREF, a leading provider of retirement services in the academic, research, medical and cultural fields. Mr. Scott is a member of the Board of Directors of
                                         Becton, Dickinson and Company, where he serves on the Audit Committee
                                         (Chair) as Chairman and Compensation and Benefits Committee. He is a
                                         Director of Lowe's Companies, Inc., where he serves on the Audit Committee and Governance Committee (since November 2015).

Lorie A. Slutsky                         Director of AXA Financial, Inc., AXA Equitable and MONY America (since
The New York Community Trust             September 2006). Director of MONY Life (September 2006 to September 2013).
909 Third Avenue                         President of The New York Community Trust (since 1990). Prior thereto,
New York, NY 10022                       Executive Vice President of The New York Community Trust (1987 to 1990).
                                         Director and Chairperson of Corporate Governance Committee and Member of
                                         Executive and Compensation Committees of AllianceBernstein Corporation
                                         (since July 2002); Former Director and Chairman of the Board of BoardSource,
                                         Former Trustee of The New School. Former Chairman of the Board of
                                         Governors of the Milano School of Management & Urban Policy (The New
                                         School).


OFFICERS -- DIRECTORS
NAME AND PRINCIPAL BUSINESS ADDRESS                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------   ---------------------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011), President and Chief Executive Officer (since
                                       February 2011), AXA Financial. Chairman of the Board and Chief Executive
                                       Officer (since February 2011) and Director (since January 2011), AXA Equitable,
                                       AXA Equitable Financial Services, LLC and MONY America. Director, Chairman
                                       of the Board and Chief Executive Officer of MONY Life (February 2011 to
                                       September 2013). Member of AXA's Management and Executive Committees
                                       (since 2008). President and Chief Executive Officer of AXA Japan (2008 to
                                       January 2011). Director, Representative Executive Officer, President and Chief
                                       Executive Officer (June 2010 to February 2011), AXA Japan Holding Co., Ltd
                                       and AXA Life Insurance Co., Ltd. (concurrently); prior thereto, Representative
                                       Director, President and Chief Executive Officer (June 2008 to June 2010).
                                       Regional Chief Executive Officer, Life, AXA Asia Life and AXA Asia Pacific
                                       Holdings Limited (concurrently) (October 2001 to June 2008). Director and
                                       President, AXA America Holdings, Inc. (since January 2011). Director,
                                       AllianceBernstein Corporation (since February 2011).

OTHER OFFICERS
Marine de Boucaud                      Marine de Boucaud is Senior Executive Director and Chief Human Resources
                                       Officer for AXA Equitable Life Insurance Company and a member of the company's Executive Committee. She is also Senior Executive Vice President and Chief Human Resources officer of MONY America. Ms. de Boucaud has over 20 years of experience as a Human Resources professional. Prior to her role as Chief Human Resources officer, Ms. de Boucaud held a similar role as
                                       Human Resources Director of AXA France, beginning in 2012, where she was the first woman to serve on AXA France's Executive Committee. She began her
                                       AXA career in 2010 as head of Talent Management. Among her many accomplishments, Marine contributed to the digital transformation initiated by
                                       AXA France's CEO and launched the first Employee Resource Group (ERG) for women across multiple AXA entities in France. She believes in shifting from classic training techniques to digital ones, including the use of "gamification,"
                                       which enables faster and more interactive ways of learning. She piloted the practice of feedback to drive culture change and development, and she was among the pioneers behind the popular Do You Speak Digital platform.
                                       Ms. de Boucaud began her career in finance at BNP Paribas (Banexi) in
                                       Frankfurt, Germany, as a Mergers and Acquisitions Analyst. In 1993, she joined
                                       Jouve & Associes, a Paris-based international boutique search firm before joining Korn/Ferry International, where she spent over 10 years between New
                                       York and Paris as a Partner in the Technology and Life Sciences Practices. She
                                       later held a position with leading executive search firm Spencer Stuart.


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Brian Winikoff                           Brian Winikoff is Senior Executive Vice President and Head of U.S. Life,
                                         Retirement and Wealth Management for AXA Financial, Inc. and MONY America
                                         since September 2016. He is also Senior Executive Director and Head of U.S.
                                         Life, Retirement, Wealth Management for AXA Equitable and AXA Equitable
                                         Financial Services, LLC since September 2016 and a member of the company's
                                         Executive Committee. He is Director, Chairman of the Board, Chief Executive
                                         Officer and Chief Retirement Savings Officer for AXA Distributors, LLC since
                                         July 2016; Director for both AXA Advisors, LLC and AXA Distribution Holding
                                         Corporation since July 2016; Director and Member of Audit Committee for both
                                         AXA Equitable Life and Annuity Company and U.S. Financial Life Insurance
                                         Company since July 2016. Prior to joining AXA in 2016, Mr. Winikoff served as
                                         President and CEO of Crump Life Insurance Services, the leading independent distributor of life insurance and related products in the United States. Previously, he served as Chief Financial Officer of Crump Group, Inc., which held three businesses: Crump Life Insurance Services, Crump Property and Casualty
                                         Insurance Services (a leading P&C wholesale broker) and Ascensus (a leading retirement plan administrator). Brian joined Crump's predecessor in 2002 as the head of the investor relations, financial planning, and strategic initiatives groups.
                                         Prior to joining Crump, Mr. Winikoff served in a variety of senior management positons at Hughes Electronics and Loudcloud, Inc., after beginning his career as an investment banker with Salomon Brothers, Inc.

Andrea M. Nitzan                         Executive Director, Chief Accounting Officer (since December 2012) and
                                         Controller (since November 2014), AXA Equitable Financial Services, LLC and
                                         AXA Equitable; prior thereto, Senior Vice President (May 2008 to
                                         December 2012); Assistant Vice President and Chief of Staff (1996 to
                                         May 2008). Executive Vice President, Chief Accounting Officer and Controller
                                         (since November 2014), AXA Financial and MONY America (since
                                         September 2011). Executive Vice President andChief Accounting Officer, MONY
                                         Life (September 2011 to September 2013).

Dave S. Hattem                           Senior Executive Director and General Counsel (December 2012 to present);
                                         prior thereto, Senior Vice President (September 1999 to December 2012) and
                                         General Counsel (February 2010 to present) of AXA Equitable and AXA
                                         Equitable Financial Services, LLC; prior thereto, Senior Vice President
                                         (September 1999 to present) and Deputy General Counsel (May 2004 to
                                         February 2010), Associate General Counsel (September 1999 to May 2004).
                                         Senior Executive Vice President (since May 2013) and General Counsel (since
                                         May 2010), AXA Financial, Inc.; prior thereto, Executive Vice President
                                         May 2012 to May 2013) and General Counsel (since May 2010); Senior Vice
                                         President (September 2008 to May 2012) and General Counsel (May 2010 to
                                         present); Senior Vice President and Deputy General Counsel (September 2008
                                         to May 2010). Senior Executive Director (since December 2012) and General
                                         Counsel (since February 2010), MONY America; prior thereto, Executive Vice
                                         President (May 2012 to December 2012) and General Counsel (since
                                         February 2010). Executive Senior Vice President and Deputy General Counsel
                                         of MONY Life (December 2012 to September 2013; held previous positions).
                                         Executive Vice President (since July 2012) and General Counsel (since
                                         December 2010), AXA Equitable Life and Annuity Company. Executive Vice
                                         President (since June 2012) and General Counsel (since December 2010),
                                         MONY Financial Services, Inc.


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Karen Field Hazin                        Lead Director (since December 2012), Secretary (since June 2005) and
                                         Associate General Counsel (since June 2005), AXA Equitable Financial
                                         Services, LLC and AXA Equitable; prior thereto, Vice President, Secretary and
                                         Associate General Counsel (June 2005 to December 2012), Counsel (April 2005
                                         to June 2005), Assistant Vice President and Counsel (December 2001 to
                                         June 2003), Counsel (December 1996 to December 2001). Vice President,
                                         Secretary and Associate General Counsel, MONY America (since June 2005).
                                         Vice President, Secretary and Associate General Counsel (since June 2005),
                                         AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA
                                         America Holdings, Inc. Vice President, Secretary and Associate General
                                         Counsel (since June 2005), AXA Equitable Life and Annuity Company. Vice
                                         President, Secretary and Associate General Counsel (since June 2005), AXA
                                         Distribution Holding Corporation. Vice President, Secretary and Associate
                                         General Counsel, MONY Life (June 2005 to September 2013).

Anthony F. Recine                        Senior Vice President and Auditor (since September 2016); prior thereto, Senior
                                         Vice President, Chief Compliance Officer (February 2005 to September 2016)
                                         and Deputy General Counsel (February 2010 to September 2016) of MONY
                                         America. Managing Director and Chief Auditor (since September 2016); prior thereto, Managing Director, Chief Compliance Officer and Deputy General
                                         Counsel (December 2012 to September 2016), AXA Equitable and AXA
                                         Equitable Financial Services, LLC; prior thereto, Senior Vice President
                                         (February 2005 to September 2016). Chief Compliance Officer (February 2005
                                         to September 2016) and Deputy General Counsel (February 2010 to
                                         September 2016); prior thereto, Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to February 2010). Senior Vice
                                         President, Chief Compliance Officer and Deputy General Counsel, AXA
                                         Financial (since May 2010). Vice President, Deputy General Counsel and Chief
                                         Litigation Counsel (2000 to February 2005) of The MONY Group, Inc.; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000). Senior Vice
                                         President, Chief Compliance Officer (February 2005 to September 2013) and
                                         Deputy General Counsel (February 2010 to September 2013) of MONY Life.


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Anders B. Malmstrom                      Senior Executive Vice President and Chief Financial Officer (since June 2012),
                                         AXA Financial, Inc. and MONY America. Senior Executive Director and Chief
                                         Financial Officer, AXA Equitable (since December 2012); prior thereto, Senior
                                         Executive Vice President and Chief Financial Officer (June 2012 to
                                         December 2012). Director (since July 2012), Senior Executive Director and
                                         Chief Financial Officer (since June 2012), AXA Equitable Financial Services,
                                         LLC. Director (since July 2012), 1740 Advisers, Inc. Director, Chairman of the
                                         Board, President and Chief Executive Officer (since July 2012), ACMC, LLC.
                                         Director (July 2012), AXA Advisors, LLC. Director and Senior Executive Vice
                                         President (since July 2012), AXA America Holdings, Inc. Director and Chairman
                                         of the Board; Member of the Audit Committee (since July 2012), AXA Corporate
                                         Solutions Life Reinsurance Company. Director, Chairman of the Board and Chief
                                         Executive Officer (since July 2012), AXA Distribution Holding Corporation.
                                         Director (since July 2012) and Chairman of the Board (since August 2012);
                                         Member of the Audit Committee (Chairman) (since July), AXA Equitable Life and
                                         Annuity Company. Director and Chairman of the Board (since July 2012), AXA
                                         RE Arizona Company. Director, Chairman of the Board and Chief Executive
                                         Officer (since July 2012), Financial Marketing Agency, Inc. Director (since
                                         July 2012), Chairman of the Board, President and Chief Executive Officer (since
                                         August 2012), MONY Financial Services, Inc. Director (since July 2012), MONY
                                         Financial Resources of the Americas Limited. Director (since July 2012), MONY
                                         International Holdings, LLC. Director (since December 2013), 1740 Advisors,
                                         Inc. Director (since September 2012), MONY Life Insurance Company of the
                                         Americas, Ltd. Director and Chairman of the Board; Member of the Audit
                                         Committee (Chairman) (since July 2012), U.S. Financial Life Insurance
                                         Company. Senior Executive Vice President and Chief Financial Officer, MONY
                                         Life (June 2012 to September 2013). Director and Chairman of the Board, CS
                                         Life Re Company (since November 2014). Director, AXA Strategic Ventures US,
                                         LLC (December 2014 to July 2016).


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Joshua E. Braverman                      Senior Executive Director and Treasurer (since December 2012), AXA Equitable and AXA Equitable Financial Services; prior thereto, Executive Vice President and Treasurer (September 2012 to December 2012), Senior Vice President,
                                         Head of Derivatives (September 2009 to September 2012). Senior Executive
                                         Vice President (since May 2013) and Treasurer (since September 2012), AXA
                                         Financial, Inc. and MONY America; prior thereto, Executive Vice President and
                                         Treasurer (September 2012 to May 2013). Executive Vice President and
                                         Treasurer, MONY Life (September 2012 to September 2013). Director, Executive
                                         Vice President, Chief Financial Officer and Treasurer and Member of the Audit
                                         Committee (since September 2012), AXA Equitable Life and Annuity Company.
                                         Director, Executive Vice President, Chief Financial Officer and Treasurer and
                                         Member of the Audit Committee (since September 2012), U.S. Financial Life
                                         Insurance Company. Director, President, Chief Executive Officer and Chief
                                         Investment Officer and Chairman of the Audit Committee (since
                                         September 2012), AXA Corporate Solutions Life Reinsurance Company. Director
                                         and Chairman (since September 2012), Equitable Casualty Insurance Company.
                                         Director, President and Chief Executive Officer (since September 2012), AXA
                                         RE Arizona Company. Executive Vice President and Treasurer (since
                                         September 2012), AXA America Holdings, Inc. Director, President and Chief
                                         Financial Officer (since September 2012), AXA Distribution Holding Corporation.
                                         Director and President, MONY Life Insurance Company of the Americas Limited
                                         (since September 2012). Director, President and Treasurer (since
                                         September 2012), MONY International Holdings, LLC. Director, President and
                                         Treasurer (since September 2012), MBT, Ltd. Director, Chairman, President and
                                         Treasurer (since September 2012), MONY Financial Resources of the Americas
                                         Limited. Director, Executive Vice President, Chief Financial Officer and Treasurer
                                         (since September 2012), MONY Financial Services, Inc. Executive Vice
                                         President and Treasurer (since September 2012), 1740 Advisors, Inc. Director,
                                         President, Chief Executive Officer and Chief Financial Officer, CS Life Re
                                         Company (since November 2014). Senior Executive Vice President and
                                         Treasurer, AXA Strategic Ventures US, LLC (December 2014 to July 2016).

Michael B. Healy                         Currently Senior Executive Director and Chief Information Officer since
                                         February 2017, AXA Equitable and AXA Equitable Financial Services; prior thereto, Executive Director (December 2012 to February 2017) and Chief
                                         Information Officer (since May 2011),;, Executive Vice President (May 2011 to
                                         December 2012) and Chief Information Officer (since May 2011); Senior Vice
                                         President and Chief Information Officer (September 2010 to May 2011); Senior
                                         Vice President (September 2009 to November 2010). Currently, Senior
                                         Executive Vice President and Chief Information Officer (since February 2017),
                                         AXA Financial and MONY America; prior thereto, Executive Vice President and
                                         Chief Information Officer (May 2011 to February 2017), AXA Financial and
                                         MONY America; prior thereto, Senior Vice President and Chief Information
                                         Officer (November 2010 to May 2011); Senior Vice President (September 2009
                                         to November 2010). Executive Vice President and Chief Information Officer
                                         (May 2011 to September 2013), MONY Life; prior thereto, Senior Vice President and Chief Information Officer (November 2010 to May 2011); Senior Vice
                                         President (September 2009 to November 2010).


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Keith E. Floman                          Managing Director and Chief Actuary, AXA Equitable and AXA Equitable
                                         Financial Services (since December 2012); prior thereto, Senior Vice President and Actuary (November 2008 to December 2012), Vice President and Senior
                                         Actuary (August 2006 to November 2008). Senior Vice President and Actuary,
                                         MONY America (since November 2008); prior thereto, Vice President and Senior
                                         Actuary (August 2006 to November 2008). Senior Vice President and Actuary,
                                         MONY Life (November 2008 to September 2013); prior thereto, Vice President and Senior Actuary (August 2006 to November 2008). Senior Vice President and
                                         Actuary, AXA Equitable Life and Annuity Company (since December 2008).
                                         Senior Vice President and Actuary (since January 2009) and Appointed Actuary
                                         (since May 2008), U.S. Financial Life Insurance Company. Senior Vice President,
                                         AXA Corporate Solutions Life Reinsurance Company (since July 2007). Director,
                                         Executive Vice President and Chief Financial Officer, AXA RE Arizona Company
                                         (since May 2013). Director, Financial Marketing Agency, Inc. (since May 2013).

Kevin Molloy                             Senior Executive Vice President, AXA Financial and MONY America (since
                                         May 2013). Senior Executive Director, AXA Equitable and AXA Equitable
                                         Financial Services (since May 2013). Director and Vice Chairman of the Board,
                                         AXA Advisors, LLC (since September 2013). Director, AXA Network, LLC (since
                                         October 2013). Director and Member of Audit Committee, AXA Corporate
                                         Solutions Life Reinsurance Company (since March 2011). Senior Vice President,
                                         Business Support and Development, AXA (June 2010 to May 2013). Vice
                                         President of Distribution Finance (April 2007 to June 2010), Vice President and
                                         head of North American Investor Relations (November 2003 to April 2007),
                                         Director of Corporate Finance (1999 to November 2003), AXA Equitable.

Jurgen Schwering                         Senior Vice President and Chief Risk Officer, AXA Financial, Inc. and MONY
                                         America (since November 2015); prior thereto, Senior Executive Vice President and Chief Risk Officer (February 2014 to November 2015). Managing Director
                                         and Chief Risk Officer, AXA Equitable and AXA Equitable Financial Services
                                         (since November 2015); prior thereto, Senior Executive Director and Chief Risk
                                         Officer (February 2014 to November 2015). Member of the Board and Head of
                                         the Health Insurance, AXA Konzern AG (October 2012 to February 2014); prior thereto, Member of the Board and Chief Investment Officer (January 2007 to
                                         October 2012); Chief Investment Officer (March 2004 to December 2006). Head
                                         of Investment Strategy (March 2000 to March 2004, Allianz
                                         Lebensversicherungs-AG; prior thereto, Executive Assistant for the Chief
                                         Financial Officer (September 1997 to March 2000).


STATE REGULATION

The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.


TELEPHONE/FAX TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or fax if you have completed and signed a telephone/fax transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone or fax instructions as of the end of the business day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone or fax transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/fax transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/fax instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Thursday, 8 AM to 7 PM, Eastern Time and Friday, 8 AM to 5 PM, Eastern Time.

Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Operations Center.


CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, Protective, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Fund Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Portfolios, impact our ability to calculate Fund Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to litigation, regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Variable Account, our ability to meet our obligations under the policies, or the distribution of the policies.


REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or for free by accessing the SEC's website at http://www.sec.gov.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company included in this prospectus and in the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York, 10017.

FINANCIAL STATEMENTS

The audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company are set forth herein.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules.

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http:// www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

Our general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

                                 APPENDIX I

   DEATH BENEFIT PERCENTAGE FOR GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


                                       ATTAINED AGE                    APPLICABLE PERCENTAGE
                                      ---------------                 ----------------------
                                         40 and Under                          250%
                                                   41                          243
                                                   42                          236
                                                   43                          229
                                                   44                          222
                                                   45                          215
                                                   46                          209
                                                   47                          203
                                                   48                          197
                                                   49                          191
                                                   50                          185
                                                   51                          178
                                                   52                          171
                                                   53                          164
                                                   54                          157
                                                   55                          150
                                                   56                          146
                                                   57                          142
                                                   58                          138
                                                   59                          134
                                                   60                          130
                                                   61                          128
                                                   62                          126
                                                   63                          124
                                                   64                          122
                                                   65                          120
                                                   66                          119
                                                   67                          118
                                                   68                          117
                                                   69                          116
                                                   70                          115
                                                   71                          113
                                                   72                          111
                                                   73                          109
                                                   74                          107
                                                75-90                          105
                                                   91                          104
                                                   92                          103
                                                   93                          102
                                               94-100                          101

                                 APPENDIX II

                       GUARANTEED DEATH BENEFIT RIDER

               MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
             BENEFIT RIDER WITH TEN YEAR/AGE 75 GUARANTEE PERIOD

                                                                                             MONTHLY GUARANTEE PREMIUM
                                                                                            --------------------------
          Specified Amount = $200.00
          Male age 45 Preferred Nonsmoker Death Benefit Option 1..........................            $257.33
          Female age 45 Preferred Nonsmoker Death Benefit Option 1........................            $214.83
          Male age 45 Standard Smoker Death Benefit Option 1..............................            $346.83
          Male age 45 Preferred Nonsmoker Death Benefit Option 2..........................            $257.33
          Male age 35 Preferred Nonsmoker Death Benefit Option 1..........................            $137.17
          Male age 55 Preferred Nonsmoker Death Benefit Option 1..........................            $417.50

                                APPENDIX III

                       GUARANTEED DEATH BENEFIT RIDER

               MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
                BENEFIT RIDER WITH LIFETIME GUARANTEE PERIOD

                                                                                             MONTHLY GUARANTEE PREMIUM
                                                                                            --------------------------
          Specified Amount = $200.00
          Male age 45 Preferred Nonsmoker Death Benefit Option 1..........................            $295.19
          Female age 45 Preferred Nonsmoker Death Benefit Option 1........................             247.16
          Male age 45 Standard Smoker Death Benefit Option 1..............................             398.48
          Male age 45 Preferred Nonsmoker Death Benefit Option 2..........................             295.19
          Male age 35 Preferred Nonsmoker Death Benefit Option 1..........................             182.22
          Male age 55 Preferred Nonsmoker Death Benefit Option 1..........................             502.22


  III-1

                          FINANCIAL STATEMENTS




                        INDEX TO FINANCIAL STATEMENTS



MONY AMERICA VARIABLE ACCOUNT L

Report of Independent Registered Public Accounting Firm...................................    FSA-2
Statement of Assets and Liabilities as of December 31, 2016...............................    FSA-3
Statement of Operations for Year Ended December 31, 2016..................................   FSA-16
Statement of Changes in Net Assets for the Year Ended December 31, 2016...................   FSA-24
Statement of Changes in Net Assets for the Year Ended December 31, 2015...................   FSA-32
Notes to Financial Statements.............................................................   FSA-40

MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm....................................      F-1
Financial Statements:
  Balance Sheets, December 31, 2016 and December 31, 2015..................................      F-2
  Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014..............      F-3
  Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015
    and 2014...............................................................................      F-4
  Statements of Shareholder's Equity, Years Ended December 31, 2016, 2015 and 2014.........      F-5
  Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014...................      F-6
  Notes to Financial Statements............................................................      F-7


 FSA-1

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractowners of the MONY America Variable Account L and Board of Directors of MONY Life Insurance Company of America:

In our opinion, for each of the Portfolios of the MONY America Variable Account L indicated in the table below, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Portfolios of the MONY America Variable Account L indicated in the table as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of MONY Life Insurance Company of America. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth
Dreyfus Stock Index Fund, Inc.
1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Global Equity Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
ASA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
EQ/BlackRock Basic Value Equity
EQ/Boston Advisors Equity Income
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/GAMCO Small Company Value
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income
Fidelity VIP Contrafund Portfolio
Franklin Income VIP Fund
Franklin Risking Dividends VIP Fund
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Enterprise Portfolio
Janus Aspen Series Forty Portfolio
Janus Aspen Series Global Research Portfolio
Janus Aspen Series Overseas Portfolio
MFS Utilities Series
Oppenheimer Global Fund/VA
PIMCO Global Bond Portfolio (Unhedged)




/s/ PricewaterhouseCoopers LLP

Birmingham, Alabama
April 21, 2017


 FSA-2

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016




                                                             1290 VT SOCIALLY     ALL ASSET     AXA AGGRESSIVE    AXA CONSERVATIVE
                                                               RESPONSIBLE*    GROWTH-ALT 20*     ALLOCATION*        ALLOCATION*
                                                             ----------------  --------------  ----------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....    $  1,486,016    $   54,382,979     $  859,209        $   367,841
Receivable for shares of the Portfolios sold...............               4             5,488              2                 17
Receivable for policy-related transactions.................              88             1,905            453                 --
                                                             ----------------  --------------  ----------------  -----------------
TOTAL ASSETS...............................................       1,486,108        54,390,372        859,664            367,858
                                                             ----------------  --------------  ----------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............              86             1,883            451                 --
Payable for policy-related transactions....................               4             5,536              2                 18
                                                             ----------------  --------------  ----------------  -----------------
TOTAL LIABILITIES..........................................              90             7,419            453                 18
                                                             ----------------  --------------  ----------------  -----------------
NET ASSETS.................................................    $  1,486,018    $   54,382,953     $  859,211        $   367,840
                                                             ================  ==============  ================  =================

NET ASSETS:
Accumulation Unit Values...................................    $  1,486,018    $   54,382,953     $  859,211        $   367,840
                                                             ----------------  --------------  ----------------  -----------------
TOTAL NET ASSETS...........................................    $  1,486,018    $   54,382,953     $  859,211        $   367,840
                                                             ================  ==============  ================  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........    $  1,085,061    $   51,634,568     $  849,732        $   379,609

                                                                                                         AXA LARGE CAP
                                                               AXA CONSERVATIVE-   AXA GLOBAL EQUITY    GROWTH MANAGED
                                                               PLUS ALLOCATION*   MANAGED VOLATILITY*     VOLATILITY*
                                                             -------------------  -------------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....       $  503,994          $  894,233         $  7,558,841
Receivable for shares of the Portfolios sold...............                3                  --                  268
Receivable for policy-related transactions.................               20                  25                  817
                                                             -------------------  -------------------  ----------------
TOTAL ASSETS...............................................          504,017             894,258            7,559,926
                                                             -------------------  -------------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............               20                  25                  817
Payable for policy-related transactions....................                4                  --                  279
                                                             -------------------  -------------------  ----------------
TOTAL LIABILITIES..........................................               24                  25                1,096
                                                             -------------------  -------------------  ----------------
NET ASSETS.................................................       $  503,993          $  894,233         $  7,558,830
                                                             ===================  ===================  ================

NET ASSETS:
Accumulation Unit Values...................................       $  503,993          $  894,233         $  7,558,830
                                                             -------------------  -------------------  ----------------
TOTAL NET ASSETS...........................................       $  503,993          $  894,233         $  7,558,830
                                                             ===================  ===================  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........       $  510,645          $  701,514         $  5,196,048

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-3

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                                          AXA LARGE CAP    AXA MID CAP
                                                                          VALUE MANAGED   VALUE MANAGED   AXA MODERATE
                                                                           VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                         --------------  --------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value.................   $  1,126,846   $   11,249,998  $   2,869,150
Receivable for shares of the Portfolios sold...........................             --                4            155
Receivable for policy-related transactions.............................             87              673             27
                                                                         --------------  --------------  --------------
TOTAL ASSETS...........................................................      1,126,933       11,250,675      2,869,332
                                                                         --------------  --------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........................             87              673             21
Payable for policy-related transactions................................              1                8            155
                                                                         --------------  --------------  --------------
TOTAL LIABILITIES......................................................             88              681            176
                                                                         --------------  --------------  --------------
NET ASSETS.............................................................   $  1,126,845   $   11,249,994  $   2,869,156
                                                                         ==============  ==============  ==============

NET ASSETS:
Accumulation Unit Values...............................................   $  1,126,845   $   11,249,994  $   2,869,156
                                                                         --------------  --------------  --------------
TOTAL NET ASSETS.......................................................   $  1,126,845   $   11,249,994  $   2,869,156
                                                                         ==============  ==============  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.......................   $    735,730   $    6,425,977  $   2,936,365


                                                                          AXA MODERATE-PLUS   AXA/AB SMALL    AXA/JANUS
                                                                             ALLOCATION*       CAP GROWTH*   ENTREPRISE*
                                                                         ------------------  -------------  ------------

ASSETS:
Investments in shares of the Portfolios, at fair value.................     $  2,466,833      $   753,659   $  6,027,048
Receivable for shares of the Portfolios sold...........................            2,149               --              1
Receivable for policy-related transactions.............................                4               44            635
                                                                         ------------------  -------------  ------------
TOTAL ASSETS...........................................................        2,468,986          753,703      6,027,684
                                                                         ------------------  -------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........................               --               44            622
Payable for policy-related transactions................................            2,149               --              1
                                                                         ------------------  -------------  ------------
TOTAL LIABILITIES......................................................            2,149               44            623
                                                                         ------------------  -------------  ------------
NET ASSETS.............................................................     $  2,466,837      $   753,659   $  6,027,061
                                                                         ==================  =============  ============

NET ASSETS:
Accumulation Unit Values...............................................     $  2,466,837      $   753,659   $  6,027,061
                                                                         ------------------  -------------  ------------
TOTAL NET ASSETS.......................................................     $  2,466,837      $   753,659   $  6,027,061
                                                                         ==================  =============  ============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.......................     $  2,494,096      $   679,659   $  6,131,201


                                                                            AXA/LOOMIS
                                                                          SAYLES GROWTH*
                                                                         ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value.................   $  49,555,554
Receivable for shares of the Portfolios sold...........................             178
Receivable for policy-related transactions.............................           5,739
                                                                         ---------------
TOTAL ASSETS...........................................................      49,561,471
                                                                         ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........................           5,687
Payable for policy-related transactions................................             180
                                                                         ---------------
TOTAL LIABILITIES......................................................           5,867
                                                                         ---------------
NET ASSETS.............................................................   $  49,555,604
                                                                         ===============

NET ASSETS:
Accumulation Unit Values...............................................   $  49,555,604
                                                                         ---------------
TOTAL NET ASSETS.......................................................   $  49,555,604
                                                                         ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.......................   $  46,599,294

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-4

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                                                      CHARTER(SM)
                                                                 CHARTER(SM) MULTI-    SMALL CAP           DREYFUS
                                                                    SECTOR BOND*        GROWTH*    STOCK INDEX FUND, INC.
                                                                 ------------------  ------------  ----------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........     $  1,001,216     $  9,745,415       $  16,388,880
Receivable for shares of the Portfolios sold...................               --               93                 139
Receivable for policy-related transactions.....................              228            1,482               1,932
                                                                 ------------------  ------------  ----------------------
TOTAL ASSETS...................................................        1,001,444        9,746,990          16,390,951
                                                                 ------------------  ------------  ----------------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................              228            1,477               1,928
Payable for policy-related transactions........................               --               97                 150
                                                                 ------------------  ------------  ----------------------
TOTAL LIABILITIES..............................................              228            1,574               2,078
                                                                 ------------------  ------------  ----------------------
NET ASSETS.....................................................     $  1,001,216     $  9,745,416       $  16,388,873
                                                                 ==================  ============  ======================

NET ASSETS:
Accumulation Unit Values.......................................     $  1,001,216     $  9,745,416       $  16,388,873
                                                                 ------------------  ------------  ----------------------
TOTAL NET ASSETS...............................................     $  1,001,216     $  9,745,416       $  16,388,873
                                                                 ==================  ============  ======================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............     $  1,043,932     $  6,657,515       $  11,699,060

                                                                  EQ/BLACKROCK       EQ/BOSTON
                                                                   BASIC VALUE    ADVISORS EQUITY      EQ/CAPITAL
                                                                     EQUITY*          INCOME*      GUARDIAN RESEARCH*
                                                                 --------------  ----------------  -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........   $  1,036,942     $  8,503,748       $  4,380,120
Receivable for shares of the Portfolios sold...................             --               17              1,050
Receivable for policy-related transactions.....................            185            1,720                 75
                                                                 --------------  ----------------  -------------------
TOTAL ASSETS...................................................      1,037,127        8,505,485          4,381,245
                                                                 --------------  ----------------  -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................            185            1,718                 72
Payable for policy-related transactions........................              1               23              1,052
                                                                 --------------  ----------------  -------------------
TOTAL LIABILITIES..............................................            186            1,741              1,124
                                                                 --------------  ----------------  -------------------
NET ASSETS.....................................................   $  1,036,941     $  8,503,744       $  4,380,121
                                                                 ==============  ================  ===================

NET ASSETS:
Accumulation Unit Values.......................................   $  1,036,941     $  8,503,744       $  4,380,121
                                                                 --------------  ----------------  -------------------
TOTAL NET ASSETS...............................................   $  1,036,941     $  8,503,744       $  4,380,121
                                                                 ==============  ================  ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............   $    679,823     $  8,488,076       $  2,641,678


                                                                  EQ/CORE BOND
                                                                     INDEX*
                                                                 --------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........  $   12,411,406
Receivable for shares of the Portfolios sold...................             354
Receivable for policy-related transactions.....................           2,315
                                                                 --------------
TOTAL ASSETS...................................................      12,414,075
                                                                 --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................           2,309
Payable for policy-related transactions........................             367
                                                                 --------------
TOTAL LIABILITIES..............................................           2,676
                                                                 --------------
NET ASSETS.....................................................  $   12,411,399
                                                                 ==============

NET ASSETS:
Accumulation Unit Values.......................................  $   12,411,399
                                                                 --------------
TOTAL NET ASSETS...............................................  $   12,411,399
                                                                 ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............  $   12,488,773

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-5

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                                                EQ/GAMCO      EQ/INTERMEDIATE
                                                                              SMALL COMPANY     GOVERNMENT      EQ/LARGE CAP
                                                                                 VALUE*            BOND*        VALUE INDEX*
                                                                            ---------------  ----------------  -------------

ASSETS:
Investments in shares of the Portfolios, at fair value....................   $  72,859,448     $  4,212,467     $  7,338,302
Receivable for shares of the Portfolios sold..............................           1,964               90               11
Receivable for policy-related transactions................................           2,166            1,068              372
                                                                            ---------------  ----------------  -------------
TOTAL ASSETS..............................................................      72,863,578        4,213,625        7,338,685
                                                                            ---------------  ----------------  -------------

LIABILITIES:
Payable for shares of the Portfolios purchased............................           2,137            1,067              366
Payable for policy-related transactions...................................           1,968               94               11
                                                                            ---------------  ----------------  -------------
TOTAL LIABILITIES.........................................................           4,105            1,161              377
                                                                            ---------------  ----------------  -------------
NET ASSETS................................................................   $  72,859,473     $  4,212,464     $  7,338,308
                                                                            ===============  ================  =============

NET ASSETS:
Accumulation Unit Values..................................................   $  72,859,473     $  4,212,464     $  7,338,308
                                                                            ---------------  ----------------  -------------
TOTAL NET ASSETS..........................................................   $  72,859,473     $  4,212,464     $  7,338,308
                                                                            ===============  ================  =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..........................   $  46,395,856     $  4,183,268     $  4,943,937

                                                                                EQ/MFS
                                                                             INTERNATIONAL   EQ/MID CAP      EQ/MONEY
                                                                                GROWTH*        INDEX*         MARKET*
                                                                            --------------  ------------  -------------

ASSETS:
Investments in shares of the Portfolios, at fair value....................  $   10,528,575  $  3,907,864  $   8,566,548
Receivable for shares of the Portfolios sold..............................             840             1             55
Receivable for policy-related transactions................................             966           933          4,081
                                                                            --------------  ------------  -------------
TOTAL ASSETS..............................................................      10,530,381     3,908,798      8,570,684
                                                                            --------------  ------------  -------------

LIABILITIES:
Payable for shares of the Portfolios purchased............................             958           932          3,987
Payable for policy-related transactions...................................             843             1             63
                                                                            --------------  ------------  -------------
TOTAL LIABILITIES.........................................................           1,801           933          4,050
                                                                            --------------  ------------  -------------
NET ASSETS................................................................  $   10,528,580  $  3,907,865  $   8,566,634
                                                                            ==============  ============  =============

NET ASSETS:
Accumulation Unit Values..................................................  $   10,528,580  $  3,907,865  $   8,566,634
                                                                            --------------  ------------  -------------
TOTAL NET ASSETS..........................................................  $   10,528,580  $  3,907,865  $   8,566,634
                                                                            ==============  ============  =============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..........................  $    9,532,484  $  2,252,481  $   8,566,688


                                                                                EQ/PIMCO
                                                                            ULTRA SHORT BOND*
                                                                            -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value....................    $   1,867,919
Receivable for shares of the Portfolios sold..............................                1
Receivable for policy-related transactions................................              643
                                                                            -----------------
TOTAL ASSETS..............................................................        1,868,563
                                                                            -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased............................              642
Payable for policy-related transactions...................................                4
                                                                            -----------------
TOTAL LIABILITIES.........................................................              646
                                                                            -----------------
NET ASSETS................................................................    $   1,867,917
                                                                            =================

NET ASSETS:
Accumulation Unit Values..................................................    $   1,867,917
                                                                            -----------------
TOTAL NET ASSETS..........................................................    $   1,867,917
                                                                            =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..........................    $   1,880,021

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-6

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016




                                                           EQ/QUALITY        EQ/SMALL       EQ/T.ROWE PRICE   EQ/UBS GROWTH &
                                                           BOND PLUS*     COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                          -------------  ----------------  ----------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value..  $   4,860,030    $  1,192,971     $   39,492,685     $  16,145,329
Receivable for shares of the Portfolios sold............            241              59              1,208               358
Receivable for policy-related transactions..............            540              --              1,279             1,920
                                                          -------------  ----------------  ----------------  -----------------
TOTAL ASSETS............................................      4,860,811       1,193,030         39,495,172        16,147,607
                                                          -------------  ----------------  ----------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........            535              --              1,267             1,917
Payable for policy-related transactions.................            246              60              1,226               365
                                                          -------------  ----------------  ----------------  -----------------
TOTAL LIABILITIES.......................................            781              60              2,493             2,282
                                                          -------------  ----------------  ----------------  -----------------
NET ASSETS..............................................  $   4,860,030    $  1,192,970     $   39,492,679     $  16,145,325
                                                          =============  ================  ================  =================

NET ASSETS:
Accumulation Unit Values................................  $   4,860,030    $  1,192,970     $   39,492,679     $  16,145,325
                                                          -------------  ----------------  ----------------  -----------------
TOTAL NET ASSETS........................................  $   4,860,030    $  1,192,970     $   39,492,679     $  16,145,325
                                                          =============  ================  ================  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........  $   5,025,344    $  1,052,569     $   22,464,513     $  11,917,649

                                                          FIDELITY(R) VIP                    FRANKLIN RISING
                                                           CONTRAFUND(R)   FRANKLIN INCOME      DIVIDENDS
                                                             PORTFOLIO        VIP FUND          VIP FUND
                                                          ---------------  ---------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value..  $   20,286,795    $  6,135,797      $  1,245,114
Receivable for shares of the Portfolios sold............              10               1                --
Receivable for policy-related transactions..............           1,604           1,456               350
                                                          ---------------  ---------------  ----------------
TOTAL ASSETS............................................      20,288,409       6,137,254         1,245,464
                                                          ---------------  ---------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........           1,603           1,456               350
Payable for policy-related transactions.................              19               5                 2
                                                          ---------------  ---------------  ----------------
TOTAL LIABILITIES.......................................           1,622           1,461               352
                                                          ---------------  ---------------  ----------------
NET ASSETS..............................................  $   20,286,787    $  6,135,793      $  1,245,112
                                                          ===============  ===============  ================

NET ASSETS:
Accumulation Unit Values................................  $   20,286,787    $  6,135,793      $  1,245,112
                                                          ---------------  ---------------  ----------------
TOTAL NET ASSETS........................................  $   20,286,787    $  6,135,793      $  1,245,112
                                                          ===============  ===============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........  $   15,363,235    $  5,766,794      $  1,045,131

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-7

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016




                                                            INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                             DIVERSIFIED    GLOBAL CORE   GLOBAL HEALTH     INVESCO V.I.
                                                            DIVIDEND FUND   EQUITY FUND     CARE FUND      TECHNOLOGY FUND
                                                          ---------------  -------------  --------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value..    $   389,640     $  422,232     $   800,454       $  263,925
Receivable for shares of the Portfolios sold............             --             --              --               --
Receivable for policy-related transactions..............            130             61              62               15
                                                          ---------------  -------------  --------------  -----------------
TOTAL ASSETS............................................        389,770        422,293         800,516          263,940
                                                          ---------------  -------------  --------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........            130             61              61               15
Payable for policy-related transactions.................             --              1              --               --
                                                          ---------------  -------------  --------------  -----------------
TOTAL LIABILITIES.......................................            130             62              61               15
                                                          ---------------  -------------  --------------  -----------------
NET ASSETS..............................................    $   389,640     $  422,231     $   800,455       $  263,925
                                                          ===============  =============  ==============  =================

NET ASSETS:
Accumulation Unit Values................................    $   389,640     $  422,231     $   800,455       $  263,925
                                                          ---------------  -------------  --------------  -----------------
TOTAL NET ASSETS........................................    $   389,640     $  422,231     $   800,455       $  263,925
                                                          ===============  =============  ==============  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........    $   254,393     $  371,108     $   703,134       $  237,844

                                                            JANUS ASPEN
                                                              SERIES         JANUS ASPEN       JANUS ASPEN
                                                             BALANCED     SERIES ENTERPRISE   SERIES FORTY
                                                             PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                          -------------  ------------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value..  $   7,805,970    $   13,036,778    $   12,244,637
Receivable for shares of the Portfolios sold............             65               178               108
Receivable for policy-related transactions..............          1,277             1,609             1,252
                                                          -------------  ------------------  --------------
TOTAL ASSETS............................................      7,807,312        13,038,565        12,245,997
                                                          -------------  ------------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........          1,272             1,601             1,250
Payable for policy-related transactions.................             66               180               115
                                                          -------------  ------------------  --------------
TOTAL LIABILITIES.......................................          1,338             1,781             1,365
                                                          -------------  ------------------  --------------
NET ASSETS..............................................  $   7,805,974    $   13,036,784    $   12,244,632
                                                          =============  ==================  ==============

NET ASSETS:
Accumulation Unit Values................................  $   7,805,974    $   13,036,784    $   12,244,632
                                                          -------------  ------------------  --------------
TOTAL NET ASSETS........................................  $   7,805,974    $   13,036,784    $   12,244,632
                                                          =============  ==================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........  $   7,216,977    $    9,132,168    $   13,433,188




 The accompanying notes are an integral part of these financial statements.


 FSA-8

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                            JANUS ASPEN
                                                           SERIES GLOBAL     JANUS ASPEN
                                                             RESEARCH      SERIES OVERSEAS  MFS(R) UTILITIES    OPPENHEIMER
                                                             PORTFOLIO        PORTFOLIO          SERIES       GLOBAL FUND/VA
                                                          --------------  ----------------  ----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value..   $  8,801,050     $  2,895,812      $  1,489,018     $  2,349,308
Receivable for shares of the Portfolios sold............              4               --                --               --
Receivable for policy-related transactions..............          2,032              659                43              814
                                                          --------------  ----------------  ----------------  ---------------
TOTAL ASSETS............................................      8,803,086        2,896,471         1,489,061        2,350,122
                                                          --------------  ----------------  ----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........          2,020              659                43              812
Payable for policy-related transactions.................              3                7                 1               --
                                                          --------------  ----------------  ----------------  ---------------
TOTAL LIABILITIES.......................................          2,023              666                44              812
                                                          --------------  ----------------  ----------------  ---------------
NET ASSETS..............................................   $  8,801,063     $  2,895,805      $  1,489,017     $  2,349,310
                                                          ==============  ================  ================  ===============

NET ASSETS:
Accumulation Unit Values................................   $  8,801,063     $  2,895,805      $  1,489,017     $  2,349,310
                                                          --------------  ----------------  ----------------  ---------------
TOTAL NET ASSETS........................................   $  8,801,063     $  2,895,805      $  1,489,017     $  2,349,310
                                                          ==============  ================  ================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........   $  6,469,888     $  4,456,926      $  1,472,644     $  2,105,940


                                                           PIMCO GLOBAL
                                                          BOND PORTFOLIO
                                                            (UNHEDGED)
                                                          --------------

ASSETS:
Investments in shares of the Portfolios, at fair value..   $  2,655,613
Receivable for shares of the Portfolios sold............              1
Receivable for policy-related transactions..............            695
                                                          --------------
TOTAL ASSETS............................................      2,656,309
                                                          --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........            693
Payable for policy-related transactions.................              1
                                                          --------------
TOTAL LIABILITIES.......................................            694
                                                          --------------
NET ASSETS..............................................   $  2,655,615
                                                          ==============

NET ASSETS:
Accumulation Unit Values................................   $  2,655,615
                                                          --------------
TOTAL NET ASSETS........................................   $  2,655,615
                                                          ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........   $  3,092,851




 The accompanying notes are an integral part of these financial statements.


 FSA-9

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

                                                                                                          PORTFOLIO
                                                                                 SHARE CLASS**           SHARES HELD
                                                                           -----------------------      ------------
1290 VT Socially Responsible.............................................           Class A                  98,819
1290 VT Socially Responsible.............................................           Class B                  26,987
All Asset Growth-Alt 20..................................................           Class B               2,870,416
AXA Aggressive Allocation................................................           Class B                  81,408
AXA Conservative Allocation..............................................           Class B                  39,346
AXA Conservative-Plus Allocation.........................................           Class B                  52,690
AXA Global Equity Managed Volatility.....................................           Class A                  59,603
AXA Large Cap Growth Managed Volatility..................................           Class B                 278,244
AXA Large Cap Value Managed Volatility...................................           Class A                  66,505
AXA Mid Cap Value Managed Volatility.....................................           Class A                 655,962
AXA Moderate Allocation..................................................           Class B                 212,721
AXA Moderate-Plus Allocation.............................................           Class B                 233,029
AXA/AB Small Cap Growth..................................................           Class A                  41,618
AXA/Janus Enterprise.....................................................           Class A                 383,204
AXA/Loomis Sayles Growth Portfolio.......................................           Class B               7,569,109
Charter(SM) Multi-Sector Bond............................................           Class A                 264,263
Charter(SM) Small Cap Growth.............................................           Class B                 811,514
Dreyfus Stock Index Fund, Inc............................................       Initial Shares              357,368
EQ/BlackRock Basic Value Equity..........................................           Class B                  44,664
EQ/Boston Advisors Equity Income.........................................           Class A                 143,538
EQ/Boston Advisors Equity Income.........................................           Class B               1,326,631
EQ/Capital Guardian Research.............................................           Class A                 193,330
EQ/Core Bond Index.......................................................           Class A               1,260,196
EQ/GAMCO Small Company Value.............................................           Class B               1,242,531
EQ/Intermediate Government Bond..........................................           Class A                 411,645
EQ/Large Cap Value Index.................................................           Class A                 850,688
EQ/MFS International Growth..............................................           Class B               1,599,075
EQ/Mid Cap Index.........................................................           Class A                 266,785
EQ/Money Market..........................................................           Class A               8,562,267
EQ/PIMCO Ultra Short Bond................................................           Class B                 188,991
EQ/Quality Bond PLUS.....................................................           Class B                 576,513
EQ/Small Company Index...................................................           Class A                 105,055
EQ/T. Rowe Price Growth Stock............................................           Class B               1,039,296
EQ/UBS Growth & Income...................................................           Class B               1,811,479
Fidelity(R) VIP Contrafund(R) Portfolio..................................        Service Class              614,007
Franklin Income VIP Fund.................................................           Class 2                 398,947
Franklin Rising Dividends VIP Fund.......................................           Class 2                  50,025
Invesco V.I. Diversified Dividend Fund...................................          Series 1                  14,770
Invesco V.I. Global Core Equity Fund.....................................          Series 1                  47,818
Invesco V.I. Global Health Care Fund.....................................          Series 1                  33,200
Invesco V.I. Technology Fund.............................................          Series 1                  14,753




 The accompanying notes are an integral part of these financial statements.


 FSA-10

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                                                                          PORTFOLIO
                                                                                 SHARE CLASS**           SHARES HELD
                                                                           -----------------------      ------------
Janus Aspen Series Balanced Portfolio....................................    Institutional Shares           257,453
Janus Aspen Series Enterprise Portfolio..................................    Institutional Shares           219,956
Janus Aspen Series Forty Portfolio.......................................    Institutional Shares           298,030
Janus Aspen Series Forty Portfolio.......................................       Service Shares               86,101
Janus Aspen Series Global Research Portfolio.............................    Institutional Shares           216,615
Janus Aspen Series Overseas Portfolio....................................       Service Shares              121,316
MFS(R) Utilities Series..................................................        Initial Class               55,540
Oppenheimer Global Fund/VA...............................................        Service Class               67,821
PIMCO Global Bond Portfolio (Unhedged)...................................    Administrative Class           230,122

** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
1290 VT Socially Responsible...........................     0.35%           Class A         $   13.42        6,935
1290 VT Socially Responsible...........................     0.35%           Class A         $   13.93       67,925
1290 VT Socially Responsible...........................     0.75%           Class A         $   14.80        8,938
1290 VT Socially Responsible...........................     0.35%           Class B         $   18.87       16,679

All Asset Growth-Alt 20................................     0.35%           Class B         $   15.58      100,529
All Asset Growth-Alt 20................................     0.35%           Class B         $   15.80      565,318
All Asset Growth-Alt 20................................     0.35%           Class B         $   16.46          300
All Asset Growth-Alt 20................................     0.35%           Class B         $   17.11      128,942
All Asset Growth-Alt 20................................     0.75%           Class B         $   31.49    1,323,562

AXA Aggressive Allocation..............................     0.35%           Class B         $   12.76       57,869
AXA Aggressive Allocation..............................     0.75%           Class B         $   12.28        9,857

AXA Conservative Allocation............................     0.35%           Class B         $   12.38       15,015
AXA Conservative Allocation............................     0.75%           Class B         $   11.91       15,281

AXA Conservative-Plus Allocation.......................     0.35%           Class B         $   12.62       27,254
AXA Conservative-Plus Allocation.......................     0.75%           Class B         $   12.15       13,180

AXA Global Equity Managed Volatility...................     0.35%           Class A         $   37.64       23,760

AXA Large Cap Growth Managed Volatility................     0.35%           Class B         $   19.23      303,502
AXA Large Cap Growth Managed Volatility................     0.75%           Class B         $   18.38       93,727

AXA Large Cap Value Managed Volatility.................     0.35%           Class A         $   17.45           12
AXA Large Cap Value Managed Volatility.................     0.35%           Class A         $   17.95       62,756

AXA Mid Cap Value Managed Volatility...................     0.35%           Class A         $   24.34      462,251

AXA Moderate Allocation................................     0.35%           Class B         $   12.48      162,133
AXA Moderate Allocation................................     0.75%           Class B         $   12.02       70,340





 The accompanying notes are an integral part of these financial statements.


 FSA-11

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
AXA Moderate-Plus Allocation...........................     0.35%           Class B         $   12.78      159,407
AXA Moderate-Plus Allocation...........................     0.75%           Class B         $   12.30       34,869

AXA/AB Small Cap Growth................................     0.35%           Class A         $   24.32       30,990

AXA/Janus Enterprise...................................     0.35%           Class A         $   16.44          809
AXA/Janus Enterprise...................................     0.35%           Class A         $   16.55      276,227
AXA/Janus Enterprise...................................     0.35%           Class A         $   25.73       51,497
AXA/Janus Enterprise...................................     0.35%           Class A         $   26.59        4,373

AXA/Loomis Sayles Growth Portfolio.....................     0.35%           Class B         $   21.73      171,212
AXA/Loomis Sayles Growth Portfolio.....................     0.35%           Class B         $   22.34    1,481,492
AXA/Loomis Sayles Growth Portfolio.....................     0.35%           Class B         $   22.37       14,663
AXA/Loomis Sayles Growth Portfolio.....................     0.35%           Class B         $   22.86      417,870
AXA/Loomis Sayles Growth Portfolio.....................     0.75%           Class B         $   16.88      169,553

Charter(SM) Multi-Sector Bond..........................     0.35%           Class A         $   15.45       64,789

Charter(SM) Small Cap Growth...........................     0.35%           Class B         $   17.81        1,074
Charter(SM) Small Cap Growth...........................     0.35%           Class B         $   17.91      163,639
Charter(SM) Small Cap Growth...........................     0.35%           Class B         $   25.72       20,854
Charter(SM) Small Cap Growth...........................     0.35%           Class B         $   26.44      209,833
Charter(SM) Small Cap Growth...........................     0.75%           Class B         $   16.17       44,011

Dreyfus Stock Index Fund, Inc..........................     0.35%       Initial Shares      $   20.54       48,425
Dreyfus Stock Index Fund, Inc..........................     0.35%       Initial Shares      $   20.65      587,865
Dreyfus Stock Index Fund, Inc..........................     0.75%       Initial Shares      $   17.92      181,477

EQ/BlackRock Basic Value Equity........................     0.35%           Class B         $   25.27       41,039

EQ/Boston Advisors Equity Income.......................     0.60%           Class A         $   18.81       43,948
EQ/Boston Advisors Equity Income.......................     0.35%           Class B         $   24.80          847
EQ/Boston Advisors Equity Income.......................     0.35%           Class B         $   25.08       13,894
EQ/Boston Advisors Equity Income.......................     0.35%           Class B         $   25.59      141,133
EQ/Boston Advisors Equity Income.......................     0.35%           Class B         $   26.02       82,566
EQ/Boston Advisors Equity Income.......................     0.75%           Class B         $   21.41       72,260

EQ/Capital Guardian Research...........................     0.35%           Class A         $   17.96       72,156
EQ/Capital Guardian Research...........................     0.35%           Class A         $   18.32       14,035
EQ/Capital Guardian Research...........................     0.35%           Class A         $   26.89       37,415
EQ/Capital Guardian Research...........................     0.60%           Class A         $   20.28       80,550
EQ/Capital Guardian Research...........................     0.75%           Class A         $   21.73        8,610

EQ/Core Bond Index.....................................     0.35%           Class A         $   14.94       37,592
EQ/Core Bond Index.....................................     0.35%           Class A         $   15.17      284,478
EQ/Core Bond Index.....................................     0.35%           Class A         $   15.56        3,436
EQ/Core Bond Index.....................................     0.35%           Class A         $   15.65      316,723
EQ/Core Bond Index.....................................     0.60%           Class A         $   11.44        6,601
EQ/Core Bond Index.....................................     0.75%           Class A         $   11.31     216,6470





 The accompanying notes are an integral part of these financial statements.


 FSA-12

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
EQ/GAMCO Small Company Value...........................     0.35%           Class B         $   48.12        5,741
EQ/GAMCO Small Company Value...........................     0.35%           Class B         $   50.03      264,828
EQ/GAMCO Small Company Value...........................     0.35%           Class B         $   62.67       24,891
EQ/GAMCO Small Company Value...........................     0.35%           Class B         $   66.37      313,621
EQ/GAMCO Small Company Value...........................     0.75%           Class B         $  116.73      316,612

EQ/Intermediate Government Bond........................     0.35%           Class A         $   13.75      111,561
EQ/Intermediate Government Bond........................     0.35%           Class A         $   13.75        2,959
EQ/Intermediate Government Bond........................     0.35%           Class A         $   16.11      102,007
EQ/Intermediate Government Bond........................     0.35%           Class A         $   16.17        4,713
EQ/Intermediate Government Bond........................     0.75%           Class A         $   18.69       49,111

EQ/Large Cap Value Index...............................     0.35%           Class A         $   23.34        3,888
EQ/Large Cap Value Index...............................     0.35%           Class A         $   24.67       66,314
EQ/Large Cap Value Index...............................     0.35%           Class A         $   24.80      221,947
EQ/Large Cap Value Index...............................     0.35%           Class A         $   24.81        4,282

EQ/MFS International Growth............................     0.35%           Class B         $   15.80       22,555
EQ/MFS International Growth............................     0.35%           Class B         $   16.81      227,532
EQ/MFS International Growth............................     0.75%           Class B         $   24.15      262,757

EQ/Mid Cap Index.......................................     0.35%           Class A         $   27.96        4,287
EQ/Mid Cap Index.......................................     0.35%           Class A         $   29.23      129,601

EQ/Money Market........................................     0.35%           Class A         $   10.98      258,600
EQ/Money Market........................................     0.35%           Class A         $   10.98      406,940
EQ/Money Market........................................     0.60%           Class A         $   10.68        1,844
EQ/Money Market........................................     0.75%           Class A         $   10.49      118,146

EQ/PIMCO Ultra Short Bond..............................     0.35%           Class B         $   13.53        3,105
EQ/PIMCO Ultra Short Bond..............................     0.35%           Class B         $   13.56       37,922
EQ/PIMCO Ultra Short Bond..............................     0.35%           Class B         $   13.57        2,124
EQ/PIMCO Ultra Short Bond..............................     0.35%           Class B         $   13.65       93,975

EQ/Quality Bond PLUS...................................     0.35%           Class B         $   18.35       11,819
EQ/Quality Bond PLUS...................................     0.35%           Class B         $   18.45      120,836
EQ/Quality Bond PLUS...................................     0.75%           Class B         $   24.75       97,547

EQ/Small Company Index.................................     0.35%           Class A         $   32.70       36,485

EQ/T. Rowe Price Growth Stock..........................     0.35%           Class B         $   20.57       81,729
EQ/T. Rowe Price Growth Stock..........................     0.35%           Class B         $   20.78      518,029
EQ/T. Rowe Price Growth Stock..........................     0.75%           Class B         $   41.80      647,022

EQ/UBS Growth & Income.................................     0.35%           Class B         $   21.76        2,316
EQ/UBS Growth & Income.................................     0.35%           Class B         $   22.17       62,693
EQ/UBS Growth & Income.................................     0.35%           Class B         $   22.52      443,794
EQ/UBS Growth & Income.................................     0.35%           Class B         $   23.03      120,193
EQ/UBS Growth & Income.................................     0.75%           Class B         $   17.22      112,810





 The accompanying notes are an integral part of these financial statements.


 FSA-13

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
Fidelity(R) VIP Contrafund(R) Portfolio................     0.35%        Service Class      $   27.56       38,642
Fidelity(R) VIP Contrafund(R) Portfolio................     0.35%        Service Class      $   29.64      461,437
Fidelity(R) VIP Contrafund(R) Portfolio................     0.75%        Service Class      $   24.75      223,998

Franklin Income VIP Fund...............................     0.35%           Class 2         $   15.16        4,732
Franklin Income VIP Fund...............................     0.35%           Class 2         $   23.90      253,693

Franklin Rising Dividends VIP Fund.....................     0.35%           Class 2         $   27.39       45,465

Invesco V.I. Diversified Dividend Fund.................     0.35%          Series 1         $   12.89       30,080
Invesco V.I. Diversified Dividend Fund.................     0.35%          Series 1         $   13.31          139

Invesco V.I. Global Core Equity Fund...................     0.35%          Series 1         $   16.41       25,436
Invesco V.I. Global Core Equity Fund...................     0.35%          Series 1         $   18.72          258

Invesco V.I. Global Health Care Fund...................     0.35%          Series 1         $   25.08       31,791
Invesco V.I. Global Health Care Fund...................     0.35%          Series 1         $   25.41          124

Invesco V.I. Technology Fund...........................     0.35%          Series 1         $   16.96       15,558

Janus Aspen Series Balanced Portfolio..................     0.35%    Institutional Shares   $   25.53       23,767
Janus Aspen Series Balanced Portfolio..................     0.35%    Institutional Shares   $   25.99      237,440
Janus Aspen Series Balanced Portfolio..................     0.75%    Institutional Shares   $   24.18       42,498

Janus Aspen Series Enterprise Portfolio................     0.35%    Institutional Shares   $   16.99       46,668
Janus Aspen Series Enterprise Portfolio................     0.35%    Institutional Shares   $   20.50      513,807
Janus Aspen Series Enterprise Portfolio................     0.75%    Institutional Shares   $   26.54       64,373

Janus Aspen Series Forty Portfolio.....................     0.35%    Institutional Shares   $   25.32       28,426
Janus Aspen Series Forty Portfolio.....................     0.35%    Institutional Shares   $   26.73      227,315
Janus Aspen Series Forty Portfolio.....................     0.75%    Institutional Shares   $   19.05      146,874
Janus Aspen Series Forty Portfolio.....................     0.35%       Service Shares      $   32.39       81,319
Janus Aspen Series Forty Portfolio.....................     0.35%       Service Shares      $   32.66          517

Janus Aspen Series Global Research Portfolio...........     0.35%    Institutional Shares   $   11.89       32,015
Janus Aspen Series Global Research Portfolio...........     0.35%    Institutional Shares   $   13.50      462,216
Janus Aspen Series Global Research Portfolio...........     0.75%    Institutional Shares   $    9.23      235,997

Janus Aspen Series Overseas Portfolio..................     0.35%       Service Shares      $   21.06          909
Janus Aspen Series Overseas Portfolio..................     0.35%       Service Shares      $   21.11      136,269

MFS(R) Utilities Series................................     0.35%        Initial Class      $   40.90          186
MFS(R) Utilities Series................................     0.35%        Initial Class      $   42.67       34,714

Oppenheimer Global Fund/VA.............................     0.35%        Service Class      $   29.26       80,280






 The accompanying notes are an integral part of these financial statements.


 FSA-14

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016



                                                         CONTRACT                             UNIT         UNITS
                                                         CHARGES*        SHARE CLASS**        VALUE     OUTSTANDING
                                                         ---------  ----------------------  ---------  ------------
PIMCO Global Bond Portfolio (Unhedged).................     0.35%    Administrative Class   $   19.68        3,152
PIMCO Global Bond Portfolio (Unhedged).................     0.35%    Administrative Class   $   20.75       46,073
PIMCO Global Bond Portfolio (Unhedged).................     0.35%    Administrative Class   $   21.52       75,712
PIMCO Global Bond Portfolio (Unhedged).................     0.35%    Administrative Class   $   21.60          371

* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.





 The accompanying notes are an integral part of these financial statements.


 FSA-15

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                             1290 VT
                                                            SOCIALLY       ALL ASSET    AXA AGGRESSIVE   AXA CONSERVATIVE
                                                          RESPONSIBLE*  GROWTH-ALT 20*    ALLOCATION*       ALLOCATION*
                                                          ------------  --------------  ---------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $   16,549    $    699,430      $   7,836         $   3,554

   EXPENSES:
     Asset-based charges................................        6,226         356,119          3,304             2,039
                                                          ------------  --------------  ---------------  -----------------
Net investment income (loss)............................       10,323         343,311          4,532             1,515
                                                          ------------  --------------  ---------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       71,249         231,532         (2,462)           (1,551)
   Realized gain distribution from the portfolios.......       30,916       1,139,326         38,496             4,589
                                                          ------------  --------------  ---------------  -----------------
Net realized gain (loss) on investments.................      102,165       1,370,858         36,034             3,038
Net change in unrealized appreciation (depreciation)
   of investments.......................................       24,726       2,910,187         26,176             3,848
                                                          ------------  --------------  ---------------  -----------------
Net realized and unrealized gain (loss) on investments..      126,891       4,281,045         62,210             6,886
                                                          ------------  --------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  137,214    $  4,624,356      $  66,742         $   8,401
                                                          ============  ==============  ===============  =================


                                                           AXA CONSERVATIVE-    AXA GLOBAL EQUITY
                                                           PLUS ALLOCATION*    MANAGED VOLATILITY*
                                                          ------------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $   4,676            $   8,202

   EXPENSES:
     Asset-based charges................................          3,354                3,085
                                                          ------------------  --------------------
Net investment income (loss)............................          1,322                5,117
                                                          ------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         (2,731)              22,668
   Realized gain distribution from the portfolios.......         15,106                   --
                                                          ------------------  --------------------
Net realized gain (loss) on investments.................         12,375               22,668
Net change in unrealized appreciation (depreciation)
   of investments.......................................         13,404                4,177
                                                          ------------------  --------------------
Net realized and unrealized gain (loss) on investments..         25,779               26,845
                                                          ------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $  27,101            $  31,962
                                                          ==================  ====================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-16

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                              AXA LARGE CAP     AXA LARGE CAP     AXA MID CAP
                                                             GROWTH MANAGED     VALUE MANAGED    VALUE MANAGED   AXA MODERATE
                                                               VOLATILITY*       VOLATILITY*      VOLATILITY*     ALLOCATION*
                                                            -----------------  ---------------  --------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios........................     $   42,445         $  18,021      $    129,193     $   25,634

   EXPENSES:
     Asset-based charges..................................         32,502             3,681            36,839         13,027
                                                            -----------------  ---------------  --------------  --------------
Net investment income (loss)..............................          9,943            14,340            92,354         12,607
                                                            -----------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments....................        277,108            32,699           438,851        (15,434)
   Realized gain distribution from the portfolios.........        256,675                --                --         90,010
                                                            -----------------  ---------------  --------------  --------------
Net realized gain (loss) on investments...................        533,783            32,699           438,851         74,576
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (184,575)          101,914         1,172,789         42,004
                                                            -----------------  ---------------  --------------  --------------
Net realized and unrealized gain (loss) on investments....        349,208           134,613         1,611,640        116,580
                                                            -----------------  ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................     $  359,151         $ 148,953      $  1,703,994     $  129,187
                                                            =================  ===============  ==============  ==============

                                                                                  AXA/AB
                                                             AXA MODERATE-PLUS   SMALL CAP
                                                                ALLOCATION*       GROWTH*
                                                            -------------------  ---------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios........................      $   21,684       $   2,562

   EXPENSES:
     Asset-based charges..................................          10,792           2,489
                                                            -------------------  ---------
Net investment income (loss)..............................          10,892              73
                                                            -------------------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments....................         (58,389)          6,411
   Realized gain distribution from the portfolios.........         104,480          48,482
                                                            -------------------  ---------
Net realized gain (loss) on investments...................          46,091          54,893
Net change in unrealized appreciation (depreciation)
   of investments.........................................          91,540          29,338
                                                            -------------------  ---------
Net realized and unrealized gain (loss) on investments....         137,631          84,231
                                                            -------------------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................      $  148,523       $  84,304
                                                            ===================  =========

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-17

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                           AXA/LOOMIS     CHARTER(SM)   CHARTER(SM )   DREYFUS STOCK
                                                             AXA/JANUS       SAYLES      MULTI-SECTOR     SMALL CAP        INDEX
                                                            ENTREPRISE*      GROWTH*         BOND*         GROWTH*      FUND, INC.
                                                            ------------  -------------  -------------  ------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios........................  $        --   $    156,063     $  20,274    $       --     $    322,519

   EXPENSES:
     Asset-based charges..................................       21,524        184,972         3,543        34,681           68,557
                                                            ------------  -------------  -------------  ------------  --------------
Net investment income (loss)..............................      (21,524)       (28,909)       16,731       (34,681)         253,962
                                                            ------------  -------------  -------------  ------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments....................      (35,385)       274,371        (3,395)      253,954          560,353
   Realized gain distribution from the portfolios.........        2,779      1,052,277            --       173,664          565,164
                                                            ------------  -------------  -------------  ------------  --------------
Net realized gain (loss) on investments...................      (32,606)     1,326,648        (3,395)      427,618        1,125,517
Net change in unrealized appreciation (depreciation)
   of investments.........................................     (266,803)     1,817,521        12,461       411,963          322,934
                                                            ------------  -------------  -------------  ------------  --------------
Net realized and unrealized gain (loss) on investments....     (299,409)     3,144,169         9,066       839,581        1,448,451
                                                            ------------  -------------  -------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................  $  (320,933)  $  3,115,260     $  25,797    $  804,900     $  1,702,413
                                                            ============  =============  =============  ============  ==============

                                                             EQ/BLACKROCK
                                                                 BASIC
                                                             VALUE EQUITY*
                                                            --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios........................    $   14,330

   EXPENSES:
     Asset-based charges..................................         3,318
                                                            --------------
Net investment income (loss)..............................        11,012
                                                            --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments....................        29,152
   Realized gain distribution from the portfolios.........            --
                                                            --------------
Net realized gain (loss) on investments...................        29,152
Net change in unrealized appreciation (depreciation)
   of investments.........................................       118,435
                                                            --------------
Net realized and unrealized gain (loss) on investments....       147,587
                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................    $  158,599
                                                            ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-18

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                              EQ/BOSTON    EQ/CAPITAL                    EQ/GAMCO
                                                              ADVISORS      GUARDIAN      EQ/CORE      SMALL COMPANY
                                                           EQUITY INCOME*   RESEARCH*   BOND INDEX*       VALUE*
                                                           --------------  ----------  ------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios.......................    $  158,869    $   37,124   $ 189,353     $     326,915

   EXPENSES:
     Asset-based charges.................................        33,681        19,273      55,881           364,866
                                                           --------------  ----------  ------------  ---------------
Net investment income (loss).............................       125,188        17,851     133,472           (37,951)
                                                           --------------  ----------  ------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments...................        (1,705)      148,547      24,338         2,247,247
   Realized gain distribution from the portfolios........       863,143            --          --         2,307,045
                                                           --------------  ----------  ------------  ---------------
Net realized gain (loss) on investments..................       861,438       148,547      24,338         4,554,292
Net change in unrealized appreciation (depreciation)
   of investments........................................       (57,387)      156,687     (25,220)        9,281,455
                                                           --------------  ----------  ------------  ---------------
Net realized and unrealized gain (loss) on investments...       804,051       305,234        (882)       13,835,747
                                                           --------------  ----------  ------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.......................................    $  929,239    $  323,085   $ 132,590     $  13,797,796
                                                           ==============  ==========  ============  ===============

                                                           EQ/INTERMEDIATE
                                                             GOVERNMENT     EQ/LARGE CAP
                                                                BOND*       VALUE INDEX*
                                                           ---------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios.......................     $  29,159     $    135,470

   EXPENSES:
     Asset-based charges.................................        18,887           24,207
                                                           ---------------  -------------
Net investment income (loss).............................        10,272          111,263
                                                           ---------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments...................        14,032          251,980
   Realized gain distribution from the portfolios........         7,670          205,375
                                                           ---------------  -------------
Net realized gain (loss) on investments..................        21,702          457,355
Net change in unrealized appreciation (depreciation)
   of investments........................................       (29,137)         480,685
                                                           ---------------  -------------
Net realized and unrealized gain (loss) on investments...        (7,435)         938,040
                                                           ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.......................................     $   2,837     $  1,049,303
                                                           ===============  =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-19

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                             EQ/MFS
                                                          INTERNATIONAL                                         EQ/PIMCO ULTRA
                                                             GROWTH*      EQ/MID CAP INDEX*  EQ/MONEY MARKET*     SHORT BOND*
                                                          -------------  ------------------  -----------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $  104,467        $   38,812          $      57         $ 18,881

   EXPENSES:
     Asset-based charges................................       64,070            12,463             35,344            6,625
                                                          -------------  ------------------  -----------------  ---------------
Net investment income (loss)............................       40,397            26,349            (35,287)          12,256
                                                          -------------  ------------------  -----------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      128,458           130,674                (45)          (2,971)
   Realized gain distribution from the portfolios.......       19,736           188,875                  9               --
                                                          -------------  ------------------  -----------------  ---------------
Net realized gain (loss) on investments.................      148,194           319,549                (36)          (2,971)
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (30,276)          301,925                 27           21,136
                                                          -------------  ------------------  -----------------  ---------------
Net realized and unrealized gain (loss) on investments..      117,918           621,474                 (9)          18,165
                                                          -------------  ------------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  158,315        $  647,823          $ (35,296)        $ 30,421
                                                          =============  ==================  =================  ===============


                                                          EQ/QUALITY BOND   EQ/SMALL COMPANY
                                                               PLUS*             INDEX*
                                                          ---------------  ------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $  57,607         $   12,064

   EXPENSES:
     Asset-based charges................................        27,696              3,703
                                                          ---------------  ------------------
Net investment income (loss)............................        29,911              8,361
                                                          ---------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        (5,001)             1,983
   Realized gain distribution from the portfolios.......            --             69,038
                                                          ---------------  ------------------
Net realized gain (loss) on investments.................        (5,001)            71,021
Net change in unrealized appreciation (depreciation)
   of investments.......................................        10,301            119,500
                                                          ---------------  ------------------
Net realized and unrealized gain (loss) on investments..         5,300            190,521
                                                          ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  35,211         $  198,882
                                                          ===============  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-20

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                                FIDELITY(R) VIP
                                                           EQ/T.ROWE PRICE    EQ/UBS GROWTH &    CONTRAFUND(R)
                                                            GROWTH STOCK*         INCOME*          PORTFOLIO
                                                          ----------------  ------------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $         --       $    128,025      $     143,568

   EXPENSES:
     Asset-based charges................................         246,527             61,653             91,290
                                                          ----------------  ------------------  ---------------
Net investment income (loss)............................        (246,527)            66,372             52,278
                                                          ----------------  ------------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       2,262,382            426,776            536,824
   Realized gain distribution from the portfolios.......         707,479            386,133          1,622,802
                                                          ----------------  ------------------  ---------------
Net realized gain (loss) on investments.................       2,969,861            812,909          2,159,626
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (2,598,306)           574,014           (801,165)
                                                          ----------------  ------------------  ---------------
Net realized and unrealized gain (loss) on investments..         371,555          1,386,923          1,358,461
                                                          ----------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $    125,028       $  1,453,295      $   1,410,739
                                                          ================  ==================  ===============

                                                                                                         INVESCO V.I.
                                                           FRANKLIN INCOME VIP    FRANKLIN RISING    DIVERSIFIED DIVIDEND
                                                                  FUND          DIVIDENDS VIP FUND           FUND
                                                          --------------------  -------------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................       $  286,611           $   16,221            $   4,929

   EXPENSES:
     Asset-based charges................................           20,216                4,086                1,339
                                                          --------------------  -------------------  --------------------
Net investment income (loss)............................          266,395               12,135                3,590
                                                          --------------------  -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................              (30)               7,832               23,398
   Realized gain distribution from the portfolios.......               --              139,520                   --
                                                          --------------------  -------------------  --------------------
Net realized gain (loss) on investments.................              (30)             147,352               23,398
Net change in unrealized appreciation (depreciation)
   of investments.......................................          480,242               10,179               24,187
                                                          --------------------  -------------------  --------------------
Net realized and unrealized gain (loss) on investments..          480,212              157,531               47,585
                                                          --------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................       $  746,607           $  169,666            $  51,175
                                                          ====================  ===================  ====================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-21

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                          INVESCO V.I. GLOBAL  INVESCO V.I. GLOBAL    INVESCO V.I.
                                                           CORE EQUITY FUND     HEALTH CARE FUND     TECHNOLOGY FUND
                                                          -------------------  -------------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $   4,316           $        --          $       --

   EXPENSES:
     Asset-based charges................................          1,447                 2,914                 924
                                                          -------------------  -------------------  ----------------
Net investment income (loss)............................          2,869                (2,914)               (924)
                                                          -------------------  -------------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          3,932                22,116               5,128
   Realized gain distribution from the portfolios.......             --               125,030              11,616
                                                          -------------------  -------------------  ----------------
Net realized gain (loss) on investments.................          3,932               147,146              16,744
Net change in unrealized appreciation (depreciation)
   of investments.......................................         19,053              (258,153)            (21,269)
                                                          -------------------  -------------------  ----------------
Net realized and unrealized gain (loss) on investments..         22,985              (111,007)             (4,525)
                                                          -------------------  -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $  25,854           $  (113,921)         $   (5,449)
                                                          ===================  ===================  ================

                                                          JANUS ASPEN SERIES     JANUS ASPEN SERIES    JANUS ASPEN SERIES
                                                          BALANCED PORTFOLIO    ENTERPRISE PORTFOLIO     FORTY PORTFOLIO
                                                          --------------------  --------------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $   172,057           $     18,639         $          --

   EXPENSES:
     Asset-based charges................................           31,541                 51,345                54,670
                                                          --------------------  --------------------  --------------------
Net investment income (loss)............................          140,516                (32,706)              (54,670)
                                                          --------------------  --------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................           94,416                432,554               (86,230)
   Realized gain distribution from the portfolios.......          112,745              1,019,944             1,664,543
                                                          --------------------  --------------------  --------------------
Net realized gain (loss) on investments.................          207,161              1,452,498             1,578,313
Net change in unrealized appreciation (depreciation)
   of investments.......................................          (37,666)                30,122            (1,338,882)
                                                          --------------------  --------------------  --------------------
Net realized and unrealized gain (loss) on investments..          169,495              1,482,620               239,431
                                                          --------------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $   310,011           $  1,449,914         $     184,761
                                                          ====================  ====================  ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-22

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       JANUS ASPEN SERIES
                                                                         GLOBAL RESEARCH    JANUS ASPEN SERIES
                                                                            PORTFOLIO       OVERSEAS PORTFOLIO
                                                                       -------------------  -------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios...................................      $    96,996         $   132,917

   EXPENSES:
     Asset-based charges.............................................           40,096               9,952
                                                                       -------------------  -------------------
Net investment income (loss).........................................           56,900             122,965
                                                                       -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments...............................          295,001            (109,286)
   Realized gain distribution from the portfolios....................               --              91,517
                                                                       -------------------  -------------------
Net realized gain (loss) on investments..............................          295,001             (17,769)
Net change in unrealized appreciation (depreciation) of investments..         (231,579)           (325,460)
                                                                       -------------------  -------------------
Net realized and unrealized gain (loss) on investments...............           63,422            (343,229)
                                                                       -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......      $   120,322         $  (220,264)
                                                                       ===================  ===================


                                                                                                 OPPENHEIMER GLOBAL
                                                                       MFS(R) UTILITIES SERIES         FUND/VA
                                                                       -----------------------  --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios...................................        $   57,254             $    17,244

   EXPENSES:
     Asset-based charges.............................................             5,152                   7,820
                                                                       -----------------------  --------------------
Net investment income (loss).........................................            52,102                   9,424
                                                                       -----------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments...............................             2,624                  10,784
   Realized gain distribution from the portfolios....................            33,780                 152,889
                                                                       -----------------------  --------------------
Net realized gain (loss) on investments..............................            36,404                 163,673
Net change in unrealized appreciation (depreciation) of investments..            63,850                (183,988)
                                                                       -----------------------  --------------------
Net realized and unrealized gain (loss) on investments...............           100,254                 (20,315)
                                                                       -----------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......        $  152,356             $   (10,891)
                                                                       =======================  ====================


                                                                         PIMCO GLOBAL BOND
                                                                       PORTFOLIO (UNHEDGED)
                                                                       --------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios...................................       $   42,254

   EXPENSES:
     Asset-based charges.............................................            9,764
                                                                       --------------------
Net investment income (loss).........................................           32,490
                                                                       --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments...............................          (43,714)
   Realized gain distribution from the portfolios....................               --
                                                                       --------------------
Net realized gain (loss) on investments..............................          (43,714)
Net change in unrealized appreciation (depreciation) of investments..          114,570
                                                                       --------------------
Net realized and unrealized gain (loss) on investments...............           70,856
                                                                       --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......       $  103,346
                                                                       ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-23

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                            1290 VT SOCIALLY     ALL ASSET     AXA AGGRESSIVE     AXA CONSERVATIVE
                                                              RESPONSIBLE*    GROWTH-ALT 20*     ALLOCATION*         ALLOCATION*
                                                            ----------------  ---------------  ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     10,323     $     343,311     $    4,532          $    1,515
Net realized gain (loss) on investments...................         102,165         1,370,858         36,034               3,038
Net change in unrealized appreciation (depreciation)
   of investments.........................................          24,726         2,910,187         26,176               3,848
                                                            ----------------  ---------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         137,214         4,624,356         66,742               8,401
                                                            ----------------  ---------------  ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         114,166         5,136,352         83,971              22,237
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (51,942)       (1,968,266)        (4,284)             26,310
Redemptions for contract benefits and terminations........        (192,387)       (3,468,104)       (41,274)            (44,599)
Contract maintenance charges..............................         (92,841)       (4,509,273)       (56,896)            (34,295)
                                                            ----------------  ---------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (223,004)       (4,809,291)       (18,483)            (30,347)
                                                            ----------------  ---------------  ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --             --                  --
                                                            ----------------  ---------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (85,790)         (184,935)        48,259             (21,946)

Net Assets - Beginning of Year............................       1,571,808        54,567,888        810,952             389,786
                                                            ----------------  ---------------  ----------------  ------------------
Net Assets - End of Year..................................    $  1,486,018     $  54,382,953     $  859,211          $  367,840
                                                            ================  ===============  ================  ==================

                                                             AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                             PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                            ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $     1,322         $    5,117
Net realized gain (loss) on investments...................           12,375             22,668
Net change in unrealized appreciation (depreciation)
   of investments.........................................           13,404              4,177
                                                            ------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................           27,101             31,962
                                                            ------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           39,090             66,571
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (26,859)           (58,552)
Redemptions for contract benefits and terminations........         (237,625)           (59,096)
Contract maintenance charges..............................          (49,928)           (44,681)
                                                            ------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (275,322)           (95,758)
                                                            ------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --
                                                            ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (248,221)           (63,796)

Net Assets - Beginning of Year............................          752,214            958,029
                                                            ------------------  -------------------
Net Assets - End of Year..................................      $   503,993         $  894,233
                                                            ==================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-24

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                              AXA LARGE CAP    AXA LARGE CAP
                                                             GROWTH MANAGED    VALUE MANAGED   AXA MID CAP VALUE    AXA MODERATE
                                                               VOLATILITY*      VOLATILITY*   MANAGED VOLATILITY*    ALLOCATION*
                                                            ----------------  --------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     9,943      $     14,340      $      92,354      $     12,607
Net realized gain (loss) on investments...................        533,783            32,699            438,851            74,576
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (184,575)          101,914          1,172,789            42,004
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        359,151           148,953          1,703,994           129,187
                                                            ----------------  --------------  -------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        601,085            80,094            714,522           291,420
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (163,890)          (20,955)          (410,322)          164,908
Redemptions for contract benefits and terminations........       (346,686)          (66,497)          (499,985)         (372,924)
Contract maintenance charges..............................       (544,679)          (53,025)          (632,359)         (203,893)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (454,170)          (60,383)          (828,144)         (120,489)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                 --                --
                                                            ----------------  --------------  -------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (95,019)           88,570            875,850             8,698

Net Assets - Beginning of Year............................      7,653,849         1,038,275         10,374,144         2,860,458
                                                            ----------------  --------------  -------------------  --------------
Net Assets - End of Year..................................    $ 7,558,830      $  1,126,845      $  11,249,994      $  2,869,156
                                                            ================  ==============  ===================  ==============


                                                             AXA MODERATE-PLUS   AXA/AB SMALL CAP
                                                                ALLOCATION*           GROWTH*
                                                            ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     10,892         $       73
Net realized gain (loss) on investments...................           46,091             54,893
Net change in unrealized appreciation (depreciation)
   of investments.........................................           91,540             29,338
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          148,523             84,304
                                                            ------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          225,927             52,464
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (657,201)            (9,733)
Redemptions for contract benefits and terminations........         (382,767)           (66,396)
Contract maintenance charges..............................         (217,366)           (35,902)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,031,407)           (59,567)
                                                            ------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --
                                                            ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (882,884)            24,737

Net Assets - Beginning of Year............................        3,349,721            728,922
                                                            ------------------  ------------------
Net Assets - End of Year..................................     $  2,466,837         $  753,659
                                                            ==================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-25

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                              AXA/JANUS     AXA/LOOMIS SAYLES   CHARTER(SM) MULTI-
                                                             ENTREPRISE*         GROWTH*           SECTOR BOND*
                                                            -------------  -------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    (21,524)     $     (28,909)       $     16,731
Net realized gain (loss) on investments...................       (32,606)         1,326,648              (3,395)
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (266,803)         1,817,521              12,461
                                                            -------------  -------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (320,933)         3,115,260              25,797
                                                            -------------  -------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       519,402          3,482,825             107,191
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (265,815)          (791,346)            (27,914)
Redemptions for contract benefits and terminations........      (369,213)        (2,989,077)            (61,527)
Contract maintenance charges..............................      (388,211)        (3,508,132)            (70,647)
                                                            -------------  -------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (503,837)        (3,805,730)            (52,897)
                                                            -------------  -------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --                 --                  --
                                                            -------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (824,770)          (690,470)            (27,100)

Net Assets - Beginning of Year............................     6,851,831         50,246,074           1,028,316
                                                            -------------  -------------------  ------------------
Net Assets - End of Year..................................  $  6,027,061      $  49,555,604        $  1,001,216
                                                            =============  ===================  ==================

                                                                CHARTER(SM)       DREYFUS STOCK      EQ/BLACKROCK
                                                             SMALL CAP GROWTH*  INDEX FUND, INC.  BASIC VALUE EQUITY*
                                                            ------------------  ----------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (34,681)      $     253,962      $    11,012
Net realized gain (loss) on investments...................          427,618           1,125,517           29,152
Net change in unrealized appreciation (depreciation)
   of investments.........................................          411,963             322,934          118,435
                                                            ------------------  ----------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          804,900           1,702,413          158,599
                                                            ------------------  ----------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          770,321           1,018,292           73,261
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (226,192)           (187,292)           6,531
Redemptions for contract benefits and terminations........         (462,079)         (1,281,771)         (66,387)
Contract maintenance charges..............................         (686,087)         (1,024,421)         (47,681)
                                                            ------------------  ----------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (604,037)         (1,475,192)         (34,276)
                                                            ------------------  ----------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --               --
                                                            ------------------  ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          200,863             227,221          124,323

Net Assets - Beginning of Year............................        9,544,553          16,161,652          912,618
                                                            ------------------  ----------------  -------------------
Net Assets - End of Year..................................     $  9,745,416       $  16,388,873      $ 1,036,941
                                                            ==================  ================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-26

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                  EQ/CAPITAL
                                                            EQ/BOSTON ADVISORS     GUARDIAN        EQ/CORE     EQ/GAMCO SMALL
                                                              EQUITY INCOME*       RESEARCH*     BOND INDEX*   COMPANY VALUE*
                                                            -------------------  ------------  --------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $   125,188      $    17,851   $     133,472    $     (37,951)
Net realized gain (loss) on investments...................          861,438          148,547          24,338        4,554,292
Net change in unrealized appreciation (depreciation)
   of investments.........................................          (57,387)         156,687         (25,220)       9,281,455
                                                            -------------------  ------------  --------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          929,239          323,085         132,590       13,797,796
                                                            -------------------  ------------  --------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          497,805          283,857       1,149,946        3,098,425
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (143,015)        (115,301)       (167,841)      (1,592,571)
Redemptions for contract benefits and terminations........         (354,122)        (115,920)       (742,936)      (4,177,839)
Contract maintenance charges..............................         (524,017)        (254,561)     (1,044,388)      (3,249,341)
                                                            -------------------  ------------  --------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (523,349)        (201,925)       (805,219)      (5,921,326)
                                                            -------------------  ------------  --------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --              --               --
                                                            -------------------  ------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          405,890          121,160        (672,629)       7,876,470

Net Assets - Beginning of Year............................        8,097,854        4,258,961      13,084,028       64,983,003
                                                            -------------------  ------------  --------------  ----------------
Net Assets - End of Year..................................      $ 8,503,744      $ 4,380,121   $  12,411,399    $  72,859,473
                                                            ===================  ============  ==============  ================


                                                              EQ/INTERMEDIATE  EQ/LARGE CAP
                                                             GOVERNMENT BOND*  VALUE INDEX*
                                                            -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    10,272      $   111,263
Net realized gain (loss) on investments...................          21,702          457,355
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (29,137)         480,685
                                                            -----------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................           2,837        1,049,303
                                                            -----------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         421,574          488,392
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (8,605)        (208,861)
Redemptions for contract benefits and terminations........        (175,989)        (465,107)
Contract maintenance charges..............................        (408,312)        (410,470)
                                                            -----------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (171,332)        (596,046)
                                                            -----------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --
                                                            -----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (168,495)         453,257

Net Assets - Beginning of Year............................       4,380,959        6,885,051
                                                            -----------------  -------------
Net Assets - End of Year..................................     $ 4,212,464      $ 7,338,308
                                                            =================  =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-27

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                               EQ/MFS
                                                            INTERNATIONAL    EQ/MID CAP                       EQ/PIMCO ULTRA
                                                               GROWTH*         INDEX*      EQ/MONEY MARKET*     SHORT BOND*
                                                            --------------  -------------  -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      40,397   $     26,349     $    (35,287)     $     12,256
Net realized gain (loss) on investments...................        148,194        319,549              (36)           (2,971)
Net change in unrealized appreciation (depreciation)
   of investments.........................................        (30,276)       301,925               27            21,136
                                                            --------------  -------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................        158,315        647,823          (35,296)           30,421
                                                            --------------  -------------  -----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        820,539        208,051        1,102,598           192,826
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (263,315)       (74,661)       2,079,215           (23,318)
Redemptions for contract benefits and terminations........       (618,563)      (170,069)      (2,584,040)         (140,071)
Contract maintenance charges..............................       (716,988)      (176,710)        (836,824)         (140,286)
                                                            --------------  -------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (778,327)      (213,389)        (239,051)         (110,849)
                                                            --------------  -------------  -----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --             --               --                --
                                                            --------------  -------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (620,012)       434,434         (274,347)          (80,428)

Net Assets - Beginning of Year............................     11,148,592      3,473,431        8,840,981         1,948,345
                                                            --------------  -------------  -----------------  ---------------
Net Assets - End of Year..................................  $  10,528,580   $  3,907,865     $  8,566,634      $  1,867,917
                                                            ==============  =============  =================  ===============


                                                            EQ/QUALITY       EQ/SMALL
                                                            BOND PLUS*    COMPANY INDEX*
                                                            ------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    29,911    $      8,361
Net realized gain (loss) on investments...................       (5,001)         71,021
Net change in unrealized appreciation (depreciation)
   of investments.........................................       10,301         119,500
                                                            ------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................       35,211         198,882
                                                            ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................      432,094          70,256
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (18,275)        (56,568)
Redemptions for contract benefits and terminations........     (253,462)        (49,167)
Contract maintenance charges..............................     (414,387)        (58,963)
                                                            ------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (254,030)        (94,442)
                                                            ------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --              --
                                                            ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (218,819)        104,440

Net Assets - Beginning of Year............................    5,078,849       1,088,530
                                                            ------------  --------------
Net Assets - End of Year..................................  $ 4,860,030    $  1,192,970
                                                            ============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-28

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016




                                                            EQ/T.ROWE PRICE        EQ/UBS            FIDELITY(R) VIP
                                                             GROWTH STOCK*    GROWTH & INCOME*   CONTRAFUND(R) PORTFOLIO
                                                            ----------------  -----------------  -----------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    (246,527)     $      66,372        $      52,278
Net realized gain (loss) on investments...................       2,969,861            812,909            2,159,626
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (2,598,306)           574,014             (801,165)
                                                            ----------------  -----------------  -----------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         125,028          1,453,295            1,410,739
                                                            ----------------  -----------------  -----------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       2,727,856          1,181,566            1,328,257
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (1,475,520)          (313,694)            (632,468)
Redemptions for contract benefits and terminations........      (2,994,556)          (974,117)          (1,296,229)
Contract maintenance charges..............................      (2,429,042)        (1,242,640)          (1,347,272)
                                                            ----------------  -----------------  -----------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (4,171,262)        (1,348,885)          (1,947,712)
                                                            ----------------  -----------------  -----------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                 --                   --
                                                            ----------------  -----------------  -----------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (4,046,234)           104,410             (536,973)

Net Assets - Beginning of Year............................      43,538,913         16,040,915           20,823,760
                                                            ----------------  -----------------  -----------------------
Net Assets - End of Year..................................   $  39,492,679      $  16,145,325        $  20,286,787
                                                            ================  =================  =======================

                                                                                   FRANKLIN        INVESCO V.I.
                                                                 FRANKLIN      RISING DIVIDENDS     DIVERSIFIED
                                                              INCOME VIP FUND      VIP FUND        DIVIDEND FUND
                                                            -----------------  -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    266,395      $     12,135       $    3,590
Net realized gain (loss) on investments...................              (30)          147,352           23,398
Net change in unrealized appreciation (depreciation)
   of investments.........................................          480,242            10,179           24,187
                                                            -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          746,607           169,666           51,175
                                                            -----------------  -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          475,616            57,267           32,749
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (168,794)             (513)         (38,204)
Redemptions for contract benefits and terminations........         (261,438)          (16,876)         (16,314)
Contract maintenance charges..............................         (354,723)          (53,202)         (21,503)
                                                            -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (309,339)          (13,324)         (43,272)
                                                            -----------------  -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --               --
                                                            -----------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          437,268           156,342            7,903

Net Assets - Beginning of Year............................        5,698,525         1,088,770          381,737
                                                            -----------------  -----------------  --------------
Net Assets - End of Year..................................     $  6,135,793      $  1,245,112       $  389,640
                                                            =================  =================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-29

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                            INVESCO V.I.                                             JANUS ASPEN
                                                             GLOBAL CORE  INVESCO V.I. GLOBAL    INVESCO V.I.      SERIES BALANCED
                                                             EQUITY FUND   HEALTH CARE FUND     TECHNOLOGY FUND       PORTFOLIO
                                                            ------------  -------------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    2,869      $    (2,914)         $     (924)      $      140,516
Net realized gain (loss) on investments...................        3,932          147,146              16,744              207,161
Net change in unrealized appreciation (depreciation)
   of investments.........................................       19,053         (258,153)            (21,269)             (37,666)
                                                            ------------  -------------------  -----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       25,854         (113,921)             (5,449)             310,011
                                                            ------------  -------------------  -----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       33,632           44,897              23,096              537,504
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (10,731)         (16,597)            (14,425)            (123,180)
Redemptions for contract benefits and terminations........      (22,777)         (42,488)            (33,468)            (909,137)
Contract maintenance charges..............................      (26,163)         (44,710)            (13,915)            (578,749)
                                                            ------------  -------------------  -----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (26,039)         (58,898)            (38,712)          (1,073,562)
                                                            ------------  -------------------  -----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --               --                  --                   --
                                                            ------------  -------------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (185)        (172,819)            (44,161)            (763,551)

Net Assets - Beginning of Year............................      422,416          973,274             308,086            8,569,525
                                                            ------------  -------------------  -----------------  ----------------
Net Assets - End of Year..................................   $  422,231      $   800,455          $  263,925       $    7,805,974
                                                            ============  ===================  =================  ================

                                                               JANUS ASPEN       JANUS ASPEN
                                                            SERIES ENTERPRISE   SERIES FORTY
                                                                PORTFOLIO         PORTFOLIO
                                                            -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     (32,706)   $      (54,670)
Net realized gain (loss) on investments...................        1,452,498         1,578,313
Net change in unrealized appreciation (depreciation)
   of investments.........................................           30,122        (1,338,882)
                                                            -----------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................        1,449,914           184,761
                                                            -----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          685,843           746,043
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (392,108)         (336,206)
Redemptions for contract benefits and terminations........         (710,370)         (824,066)
Contract maintenance charges..............................         (765,202)         (732,179)
                                                            -----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,181,837)       (1,146,408)
                                                            -----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --
                                                            -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          268,077          (961,647)

Net Assets - Beginning of Year............................       12,768,707        13,206,279
                                                            -----------------  ---------------
Net Assets - End of Year..................................    $  13,036,784    $   12,244,632
                                                            =================  ===============




 The accompanying notes are an integral part of these financial statements.


 FSA-30

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                        JANUS ASPEN        JANUS ASPEN
                                                                                       SERIES GLOBAL     SERIES OVERSEAS
                                                                                    RESEARCH PORTFOLIO      PORTFOLIO
                                                                                    ------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................     $     56,900       $    122,965
Net realized gain (loss) on investments...........................................          295,001            (17,769)
Net change in unrealized appreciation (depreciation) of investments...............         (231,579)          (325,460)
                                                                                    ------------------  ----------------
Net increase (decrease) in net assets resulting from operations...................          120,322           (220,264)
                                                                                    ------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................          736,100            329,138
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................         (427,132)           (33,971)
Redemptions for contract benefits and terminations................................         (603,389)          (175,176)
Contract maintenance charges......................................................         (618,011)          (148,182)
                                                                                    ------------------  ----------------
Net increase (decrease) in net assets resulting from contractowners transactions..         (912,432)           (28,191)
                                                                                    ------------------  ----------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................               --                 --
                                                                                    ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................         (792,110)          (248,455)

Net Assets - Beginning of Year....................................................        9,593,173          3,144,260
                                                                                    ------------------  ----------------
Net Assets - End of Year..........................................................     $  8,801,063       $  2,895,805
                                                                                    ==================  ================


                                                                                         MFS(R)         OPPENHEIMER
                                                                                    UTILITIES SERIES  GLOBAL FUND/VA
                                                                                    ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $     52,102      $     9,424
Net realized gain (loss) on investments...........................................          36,404          163,673
Net change in unrealized appreciation (depreciation) of investments...............          63,850         (183,988)
                                                                                    ----------------  ---------------
Net increase (decrease) in net assets resulting from operations...................         152,356          (10,891)
                                                                                    ----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................         102,303          167,713
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................         (23,172)            (310)
Redemptions for contract benefits and terminations................................         (50,730)         (49,485)
Contract maintenance charges......................................................         (70,170)        (108,904)
                                                                                    ----------------  ---------------
Net increase (decrease) in net assets resulting from contractowners transactions..         (41,769)           9,014
                                                                                    ----------------  ---------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................              --               --
                                                                                    ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................         110,587           (1,877)

Net Assets - Beginning of Year....................................................       1,378,430        2,351,187
                                                                                    ----------------  ---------------
Net Assets - End of Year..........................................................    $  1,489,017      $ 2,349,310
                                                                                    ================  ===============


                                                                                      PIMCO GLOBAL BOND
                                                                                    PORTFOLIO (UNHEDGED)
                                                                                    --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................      $     32,490
Net realized gain (loss) on investments...........................................           (43,714)
Net change in unrealized appreciation (depreciation) of investments...............           114,570
                                                                                    --------------------
Net increase (decrease) in net assets resulting from operations...................           103,346
                                                                                    --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................           224,421
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................           (51,231)
Redemptions for contract benefits and terminations................................          (173,060)
Contract maintenance charges......................................................          (180,955)
                                                                                    --------------------
Net increase (decrease) in net assets resulting from contractowners transactions..          (180,825)
                                                                                    --------------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................                --
                                                                                    --------------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................           (77,479)

Net Assets - Beginning of Year....................................................         2,733,094
                                                                                    --------------------
Net Assets - End of Year..........................................................      $  2,655,615
                                                                                    ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-31

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015




                                                               ALL ASSET     AXA AGGRESSIVE     AXA CONSERVATIVE
                                                            GROWTH-ALT 20*     ALLOCATION*         ALLOCATION*
                                                            ---------------  ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      85,915     $    4,422          $    1,010
Net realized gain (loss) on investments...................       2,134,082         62,660               6,539
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (4,827,572)       (83,994)            (10,553)
                                                            ---------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (2,607,575)       (16,912)             (3,004)
                                                            ---------------  ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       5,536,367         88,649              21,862
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (2,744,202)       (13,795)             12,665
Redemptions for contract benefits and terminations........      (2,739,370)       (91,203)            (11,747)
Contract maintenance charges..............................      (4,608,178)       (54,976)            (31,186)
                                                            ---------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (4,555,383)       (71,325)             (8,406)
                                                            ---------------  ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --             --                  --
                                                            ---------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (7,162,958)       (88,237)            (11,410)

Net Assets - Beginning of Year............................      61,730,846        899,189             401,196
                                                            ---------------  ----------------  ------------------
Net Assets - End of Year..................................   $  54,567,888     $  810,952          $  389,786
                                                            ===============  ================  ==================

                                                                                                        AXA LARGE CAP
                                                             AXA CONSERVATIVE-    AXA GLOBAL EQUITY    GROWTH MANAGED
                                                             PLUS ALLOCATION*    MANAGED VOLATILITY*     VOLATILITY*
                                                            ------------------  --------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $     2,351          $    5,640         $    (13,354)
Net realized gain (loss) on investments...................           30,068              21,895              781,688
Net change in unrealized appreciation (depreciation)
   of investments.........................................          (42,390)            (45,650)            (482,035)
                                                            ------------------  --------------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................           (9,971)            (18,115)             286,299
                                                            ------------------  --------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           67,638              85,551              640,196
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (45,715)             20,279             (250,028)
Redemptions for contract benefits and terminations........          (83,734)            (52,025)            (663,823)
Contract maintenance charges..............................          (67,350)            (44,475)            (560,377)
                                                            ------------------  --------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (129,161)              9,330             (834,032)
                                                            ------------------  --------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --                   --
                                                            ------------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (139,132)             (8,785)            (547,733)

Net Assets - Beginning of Year............................          891,346             966,814            8,201,582
                                                            ------------------  --------------------  -----------------
Net Assets - End of Year..................................      $   752,214          $  958,029         $  7,653,849
                                                            ==================  ====================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-32

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                             AXA LARGE CAP
                                                             VALUE MANAGED   AXA MID CAP VALUE    AXA MODERATE    AXA MODERATE-PLUS
                                                              VOLATILITY*   MANAGED VOLATILITY*    ALLOCATION*       ALLOCATION*
                                                            --------------  -------------------  --------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     13,425     $      44,944       $     10,643      $     14,506
Net realized gain (loss) on investments...................         59,530           571,269            130,868           185,405
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (123,280)       (1,020,391)          (166,809)         (279,155)
                                                            --------------  -------------------  --------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (50,325)         (404,178)           (25,298)          (79,244)
                                                            --------------  -------------------  --------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         85,733           808,990            372,411           417,752
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (63,486)         (513,816)           115,264          (759,247)
Redemptions for contract benefits and terminations........       (102,284)         (752,143)          (693,197)         (192,330)
Contract maintenance charges..............................        (51,517)         (602,857)          (214,421)         (252,478)
                                                            --------------  -------------------  --------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (131,554)       (1,059,826)          (419,943)         (786,303)
                                                            --------------  -------------------  --------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                 --                --
                                                            --------------  -------------------  --------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (181,879)       (1,464,004)          (445,241)         (865,547)

Net Assets - Beginning of Year............................      1,220,154        11,838,148          3,305,699         4,215,268
                                                            --------------  -------------------  --------------  -------------------
Net Assets - End of Year..................................   $  1,038,275     $  10,374,144       $  2,860,458      $  3,349,721
                                                            ==============  ===================  ==============  ===================


                                                             AXA/AB SMALL CAP     AXA/LOOMIS SAYLES
                                                                  GROWTH*              GROWTH*
                                                            ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $   (2,346)        $    (128,487)
Net realized gain (loss) on investments...................          96,518               481,254
Net change in unrealized appreciation (depreciation)
   of investments.........................................        (117,069)            4,949,423
                                                            ------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (22,897)            5,302,190
                                                            ------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          57,462             3,663,385
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (13,509)           (1,668,306)
Redemptions for contract benefits and terminations........         (40,766)           (2,948,616)
Contract maintenance charges..............................         (36,769)           (3,460,072)
                                                            ------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (33,582)           (4,413,609)
                                                            ------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                    --
                                                            ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (56,479)              888,581

Net Assets - Beginning of Year............................         785,401            49,357,493
                                                            ------------------  -------------------
Net Assets - End of Year..................................      $  728,922         $  50,246,074
                                                            ==================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-33

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                            CHARTER(SM) MULTI-      CHARTER(SM)       DREYFUS STOCK
                                                               SECTOR BOND*      SMALL CAP GROWTH*  INDEX FUND, INC.
                                                            ------------------  ------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     12,985       $     (12,852)     $     230,830
Net realized gain (loss) on investments...................           (2,421)            498,455          1,091,718
Net change in unrealized appreciation (depreciation)
   of investments.........................................          (20,926)         (1,125,974)        (1,196,588)
                                                            ------------------  ------------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (10,362)           (640,371)           125,960
                                                            ------------------  ------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          120,150             889,144          1,131,648
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................           (9,616)           (236,302)          (837,099)
Redemptions for contract benefits and terminations........          (46,422)           (949,088)          (717,700)
Contract maintenance charges..............................          (64,544)           (735,203)        (1,054,740)
                                                            ------------------  ------------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................             (432)         (1,031,449)        (1,477,891)
                                                            ------------------  ------------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --                 --
                                                            ------------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (10,794)         (1,671,820)        (1,351,931)

Net Assets - Beginning of Year............................        1,039,110          11,216,373         17,513,583
                                                            ------------------  ------------------  ----------------
Net Assets - End of Year..................................     $  1,028,316       $   9,544,553      $  16,161,652
                                                            ==================  ==================  ================

                                                               EQ/BLACKROCK       EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY
                                                            BASIC VALUE EQUITY*     EQUITY INCOME*        RESPONSIBLE*
                                                            -------------------  --------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $    9,362          $      96,045         $      9,278
Net realized gain (loss) on investments...................          17,187                887,199              269,950
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (89,152)            (1,136,340)            (276,130)
                                                            -------------------  --------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (62,603)              (153,096)               3,098
                                                            -------------------  --------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          80,511                573,014              107,020
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (19,983)                 2,815             (121,862)
Redemptions for contract benefits and terminations........          (6,561)              (588,406)             (97,107)
Contract maintenance charges..............................         (45,107)              (521,801)             (99,699)
                                                            -------------------  --------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................           8,860               (534,378)            (211,648)
                                                            -------------------  --------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                     --                   --
                                                            -------------------  --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (53,743)              (687,474)            (208,550)

Net Assets - Beginning of Year............................         966,361              8,785,328            1,780,358
                                                            -------------------  --------------------  -------------------
Net Assets - End of Year..................................      $  912,618          $   8,097,854         $  1,571,808
                                                            ===================  ====================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-34

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                            EQ/CAPITAL
                                                             GUARDIAN        EQ/CORE      EQ/GAMCO SMALL      EQ/INTERMEDIATE
                                                             RESEARCH*     BOND INDEX*    COMPANY VALUE*     GOVERNMENT BOND*
                                                            ------------  -------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $     5,074   $    138,872     $     (36,551)      $     6,443
Net realized gain (loss) on investments...................      297,781         24,453         6,757,488            22,912
Net change in unrealized appreciation (depreciation)
   of investments.........................................     (240,149)      (156,763)      (11,117,904)          (27,800)
                                                            ------------  -------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       62,706          6,562        (4,396,967)            1,555
                                                            ------------  -------------  -----------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................      269,971      1,238,557         3,577,805           471,779
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................     (189,434)      (266,110)       (2,680,239)         (153,583)
Redemptions for contract benefits and terminations........     (227,182)      (980,132)       (4,748,926)         (308,878)
Contract maintenance charges..............................     (257,314)    (1,040,387)       (3,311,730)         (429,569)
                                                            ------------  -------------  -----------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (403,959)    (1,048,072)       (7,163,090)         (420,251)
                                                            ------------  -------------  -----------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --             --                --                --
                                                            ------------  -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (341,253)    (1,041,510)      (11,560,057)         (418,696)

Net Assets - Beginning of Year............................    4,600,214     14,125,538        76,543,060         4,799,655
                                                            ------------  -------------  -----------------  -----------------
Net Assets - End of Year..................................  $ 4,258,961   $ 13,084,028     $  64,983,003       $ 4,380,959
                                                            ============  =============  =================  =================

                                                                               EQ/MFS
                                                            EQ/LARGE CAP    INTERNATIONAL
                                                            VALUE INDEX*       GROWTH*
                                                            -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    111,833   $      (1,307)
Net realized gain (loss) on investments...................       449,308         418,941
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (909,039)       (416,329)
                                                            -------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (347,898)          1,305
                                                            -------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       586,709         879,275
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (246,473)       (401,568)
Redemptions for contract benefits and terminations........      (381,184)       (969,949)
Contract maintenance charges..............................      (397,198)       (749,059)
                                                            -------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (438,146)     (1,241,301)
                                                            -------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --              --
                                                            -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (786,044)     (1,239,996)

Net Assets - Beginning of Year............................     7,671,095      12,388,588
                                                            -------------  --------------
Net Assets - End of Year..................................  $  6,885,051   $  11,148,592
                                                            =============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-35

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                             EQ/MID CAP                     EQ/MORGAN STANLEY  EQ/PIMCO ULTRA
                                                               INDEX*     EQ/MONEY MARKET*   MID CAP GROWTH*     SHORT BOND*
                                                            ------------  ----------------  -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    18,718     $    (37,968)      $   (26,156)      $     2,568
Net realized gain (loss) on investments...................      159,976               33           244,201            (2,351)
Net change in unrealized appreciation (depreciation)
   of investments.........................................     (290,600)            (124)         (641,180)          (12,422)
                                                            ------------  ----------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................     (111,906)         (38,059)         (423,135)          (12,205)
                                                            ------------  ----------------  -----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................      229,253        1,121,647           592,441           205,598
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (59,752)       5,976,995          (209,883)          (41,014)
Redemptions for contract benefits and terminations........     (229,026)      (6,208,100)         (468,650)         (104,273)
Contract maintenance charges..............................     (168,430)        (839,728)         (420,821)         (136,365)
                                                            ------------  ----------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (227,955)          50,814          (506,913)          (76,054)
                                                            ------------  ----------------  -----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --               --                --                --
                                                            ------------  ----------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (339,861)          12,755          (930,048)          (88,259)

Net Assets - Beginning of Year............................    3,813,292        8,828,226         7,781,879         2,036,604
                                                            ------------  ----------------  -----------------  ---------------
Net Assets - End of Year..................................  $ 3,473,431     $  8,840,981       $ 6,851,831       $ 1,948,345
                                                            ============  ================  =================  ===============

                                                             EQ/QUALITY      EQ/SMALL
                                                             BOND PLUS*   COMPANY INDEX*
                                                            ------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    27,082    $      6,452
Net realized gain (loss) on investments...................      (12,751)        104,849
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (28,820)       (169,048)
                                                            ------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (14,489)        (57,747)
                                                            ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................      486,569          77,095
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................     (122,220)          5,915
Redemptions for contract benefits and terminations........     (290,498)        (33,617)
Contract maintenance charges..............................     (450,819)        (55,707)
                                                            ------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (376,968)         (6,314)
                                                            ------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --              --
                                                            ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (391,457)        (64,061)

Net Assets - Beginning of Year............................    5,470,306       1,152,591
                                                            ------------  --------------
Net Assets - End of Year..................................  $ 5,078,849    $  1,088,530
                                                            ============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-36

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015




                                                             EQ/T.ROWE PRICE        EQ/UBS            FIDELITY(R) VIP
                                                              GROWTH STOCK*    GROWTH & INCOME*   CONTRAFUND(R) PORTFOLIO
                                                            ----------------  ------------------  -----------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (274,710)    $       26,222        $      98,997
Net realized gain (loss) on investments...................        3,947,874          3,078,022            2,847,246
Net change in unrealized appreciation (depreciation)
   of investments.........................................          336,435         (3,361,226)          (2,896,798)
                                                            ----------------  ------------------  -----------------------
Net increase (decrease) in net assets resulting from
   operations.............................................        4,009,599           (256,982)              49,445
                                                            ----------------  ------------------  -----------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        2,923,917          1,371,540            1,433,324
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (1,334,141)          (746,062)            (619,005)
Redemptions for contract benefits and terminations........       (2,406,934)        (1,016,776)          (1,556,076)
Contract maintenance charges..............................       (2,556,484)        (1,285,024)          (1,419,154)
                                                            ----------------  ------------------  -----------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (3,373,642)        (1,676,322)          (2,160,911)
                                                            ----------------  ------------------  -----------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --                   --
                                                            ----------------  ------------------  -----------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          635,957         (1,933,304)          (2,111,466)

Net Assets - Beginning of Year............................       42,902,956         17,974,219           22,935,226
                                                            ----------------  ------------------  -----------------------
Net Assets - End of Year..................................   $   43,538,913     $   16,040,915        $  20,823,760
                                                            ================  ==================  =======================

                                                                                   FRANKLIN        INVESCO V.I.
                                                                 FRANKLIN      RISING DIVIDENDS     DIVERSIFIED
                                                              INCOME VIP FUND      VIP FUND        DIVIDEND FUND
                                                            -----------------  -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     265,272      $     11,996       $    5,112
Net realized gain (loss) on investments...................          128,003           140,128            6,689
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (833,828)         (197,893)          (5,537)
                                                            -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (440,553)          (45,769)           6,264
                                                            -----------------  -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          565,274            59,386           32,204
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (197,489)           (8,817)          (2,280)
Redemptions for contract benefits and terminations........       (1,101,287)          (48,977)          (7,245)
Contract maintenance charges..............................         (333,006)          (48,940)         (15,896)
                                                            -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,066,508)          (47,348)           6,783
                                                            -----------------  -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --               --
                                                            -----------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (1,507,061)          (93,117)          13,047

Net Assets - Beginning of Year............................        7,205,586         1,181,887          368,690
                                                            -----------------  -----------------  --------------
Net Assets - End of Year..................................    $   5,698,525      $  1,088,770       $  381,737
                                                            =================  =================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-37

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2015




                                                                   INVESCO V.I.
                                                                    GLOBAL CORE  INVESCO V.I. GLOBAL    INVESCO V.I.
                                                                    EQUITY FUND   HEALTH CARE FUND     TECHNOLOGY FUND
                                                                   ------------  -------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss).....................................   $    4,355      $    (3,543)         $   (1,087)
Net realized gain (loss) on investments..........................       23,109          115,069              46,493
Net change in unrealized appreciation (depreciation)
   of investments................................................      (34,204)         (82,355)            (24,763)
                                                                   ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from operations..       (6,740)          29,171              20,643
                                                                   ------------  -------------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners............................       34,840           46,709              19,380
Transfers between Variable Investment Options including
   guaranteed investment account, net............................       (1,791)          (6,286)              6,512
Redemptions for contract benefits and terminations...............      (19,409)         (23,677)            (56,455)
Contract maintenance charges.....................................      (24,375)         (45,450)            (13,652)
                                                                   ------------  -------------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions...................................      (10,735)         (28,704)            (44,215)
                                                                   ------------  -------------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A.........................................           --               --                  --
                                                                   ------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS............................      (17,475)             467             (23,572)

Net Assets - Beginning of Year...................................      439,891          972,807             331,658
                                                                   ------------  -------------------  -----------------
Net Assets - End of Year.........................................   $  422,416      $   973,274          $  308,086
                                                                   ============  ===================  =================


                                                                      JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                                                    SERIES BALANCED  SERIES ENTERPRISE   SERIES FORTY
                                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   ----------------  -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss).....................................    $    106,818      $      31,739    $      (60,474)
Net realized gain (loss) on investments..........................         408,976          2,047,405         2,915,770
Net change in unrealized appreciation (depreciation)
   of investments................................................        (495,338)        (1,575,140)       (1,342,914)
                                                                   ----------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from operations..          20,456            504,004         1,512,382
                                                                   ----------------  -----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners............................         601,559            742,857           880,664
Transfers between Variable Investment Options including
   guaranteed investment account, net............................        (115,878)           (71,960)         (889,689)
Redemptions for contract benefits and terminations...............        (582,565)        (1,093,635)         (901,493)
Contract maintenance charges.....................................        (607,733)          (795,855)         (764,505)
                                                                   ----------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions...................................        (704,617)        (1,218,593)       (1,675,023)
                                                                   ----------------  -----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A.........................................              --                 --                --
                                                                   ----------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS............................        (684,161)          (714,589)         (162,641)

Net Assets - Beginning of Year...................................       9,253,686         13,483,296        13,368,920
                                                                   ----------------  -----------------  ---------------
Net Assets - End of Year.........................................    $  8,569,525      $  12,768,707    $   13,206,279
                                                                   ================  =================  ===============




 The accompanying notes are an integral part of these financial statements.


 FSA-38

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                        JANUS ASPEN        JANUS ASPEN
                                                                                       SERIES GLOBAL     SERIES OVERSEAS
                                                                                    RESEARCH PORTFOLIO      PORTFOLIO
                                                                                    ------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................     $      20,739      $      5,677
Net realized gain (loss) on investments...........................................           473,003            36,753
Net change in unrealized appreciation (depreciation) of investments...............          (733,533)         (355,352)
                                                                                    ------------------  ----------------
Net increase (decrease) in net assets resulting from operations...................          (239,791)         (312,922)
                                                                                    ------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................           872,208           334,010
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................          (456,594)          (84,095)
Redemptions for contract benefits and terminations................................          (718,647)         (143,634)
Contract maintenance charges......................................................          (692,078)         (157,590)
                                                                                    ------------------  ----------------
Net increase (decrease) in net assets resulting from contractowners transactions..          (995,111)          (51,309)
                                                                                    ------------------  ----------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................                --                --
                                                                                    ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................        (1,234,902)         (364,231)

Net Assets - Beginning of Year....................................................        10,828,075         3,508,491
                                                                                    ------------------  ----------------
Net Assets - End of Year..........................................................     $   9,593,173      $  3,144,260
                                                                                    ==================  ================


                                                                                         MFS(R)         OPPENHEIMER
                                                                                    UTILITIES SERIES  GLOBAL FUND/VA
                                                                                    ----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $    60,396      $     17,866
Net realized gain (loss) on investments...........................................        151,813           210,326
Net change in unrealized appreciation (depreciation) of investments...............       (452,497)         (153,021)
                                                                                    ----------------  --------------
Net increase (decrease) in net assets resulting from operations...................       (240,288)           75,171
                                                                                    ----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................        110,685           176,033
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................       (100,686)            4,876
Redemptions for contract benefits and terminations................................        (89,674)         (126,989)
Contract maintenance charges......................................................        (67,266)         (111,504)
                                                                                    ----------------  --------------
Net increase (decrease) in net assets resulting from contractowners transactions..       (146,941)          (57,584)
                                                                                    ----------------  --------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................             --                --
                                                                                    ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................       (387,229)           17,587

Net Assets - Beginning of Year....................................................      1,765,659         2,333,600
                                                                                    ----------------  --------------
Net Assets - End of Year..........................................................    $ 1,378,430      $  2,351,187
                                                                                    ================  ==============


                                                                                      PIMCO GLOBAL BOND
                                                                                    PORTFOLIO (UNHEDGED)
                                                                                    --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................      $     43,081
Net realized gain (loss) on investments...........................................           (59,290)
Net change in unrealized appreciation (depreciation) of investments...............          (113,384)
                                                                                    --------------------
Net increase (decrease) in net assets resulting from operations...................          (129,593)
                                                                                    --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................           239,264
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................          (118,162)
Redemptions for contract benefits and terminations................................          (136,882)
Contract maintenance charges......................................................          (174,806)
                                                                                    --------------------
Net increase (decrease) in net assets resulting from contractowners transactions..          (190,586)
                                                                                    --------------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................                --
                                                                                    --------------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................          (320,179)

Net Assets - Beginning of Year....................................................         3,053,273
                                                                                    --------------------
Net Assets - End of Year..........................................................      $  2,733,094
                                                                                    ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-39

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016



1.  ORGANIZATION


MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"), which is a downstream holding company of AXA Financial. Effective October 1, 2013, MONY America is a wholly-owned subsidiary of AEFS. AEFS is a direct wholly owned subsidiary of AXA Financial.

On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MONY America to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY's subsidiaries, including MONY America, were distributed to AEFS. MONY America transferred and ceded assets to Protective Life in connection with this transaction.

The Variable Account is registered with the United States Securities and Exchange Commission ("SEC"), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of AEFS.

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, and PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

The Variable Account consists of the following Variable Investment Options ("Portfolios")



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund

AXA PREMIER VIP TRUST*
AXA Aggressive Allocation


AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc.


 FSA-40

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



1.  ORGANIZATION



EQ ADVISORS TRUST*
1290 VT Socially Responsible(1)
All Asset Growth-Alt 20
AXA Global Equity Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA/AB Small Cap Growth
AXA/Janus Enterprise(2)
AXA/Loomis Sayles Growth
EQ/BlackRock Basic Value Equity
EQ/Boston Advisors Equity Income
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/GAMCO Small Company Value
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index


EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
Fidelity(R) VIP Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund

JANUS ASPEN SERIES
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Enterprise Portfolio
Janus Aspen Series Forty Portfolio
Janus Aspen Series Global Research Portfolio
Janus Aspen Series Overseas Portfolio

MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA

PIMCO VARIABLE INSURANCE TRUST
PIMCO Global Bond Portfolio (Unhedged)


(1) Formerly known as EQ/Calvert Socially Responsible
(2) Formerly known as EQ/Morgan Stanley Mid Cap Growth
* An affiliate of AXA Equitable that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished or segregated from those of MONY America's other assets and liabilities. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense risk charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.



 FSA-41

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



1.  ORGANIZATION


In the normal course of business, MONY America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is not readily determinable as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, management expects the risk of material loss to be remote.


2.   SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS:

Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

DUE TO AND DUE FROM:

Receivable/payable for policy-related transactions represents amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

CONTRACT PAYMENTS AND TRANSFERS:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account assets support MONY America's insurance and annuity obligations and are subject to MONY America's General Account liabilities for business operations and to creditor rights.



 FSA-42

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



2.  SIGNIFICANT ACCOUNTING POLICIES


Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

FEDERAL INCOME TAXES:

The results of the operations of the Variable Account are included in the federal income tax return of MONY America. Under the provisions of the contracts, MONY America has the right to charge the Variable Account for federal income tax attributable to the Variable Account. No charge has been made against the Variable Account for such tax during the year ended December 31, 2016. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.


3.   FAIR VALUE DISCLOSURES

The Variable Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

      LEVEL 1: Unadjusted quoted prices for identical assets in an active market.

      LEVEL 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

                a) Quoted prices for similar assets in active markets

                b) Quoted prices for identical or similar assets in non-active markets

                c) Inputs other than quoted market prices that are observable

                d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.



 FSA-43

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



3.  FAIR VALUE DISCLOSURES


      LEVEL 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Variable Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Variable Account are classified as Level 1 in the fair value hierarchy as of December 31, 2016 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.


4.   PURCHASES AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                                               PURCHASES        SALES
                                                                             -----------    -----------
1290 VT Socially Responsible............................................     $   111,061    $   292,828
All Asset Growth-Alt 20.................................................       3,572,724      6,899,323
AXA Aggressive Allocation...............................................         107,482         82,941
AXA Conservative Allocation.............................................          49,636         73,879
AXA Conservative-Plus Allocation........................................          40,512        299,406
AXA Global Equity Managed Volatility....................................          47,072        137,714
AXA Large Cap Growth Managed Volatility.................................         670,118        857,671
AXA Large Cap Value Managed Volatility..................................          62,009        108,051
AXA Mid Cap Value Managed Volatility....................................         433,687      1,169,467
AXA Moderate Allocation.................................................         522,016        539,892
AXA Moderate-Plus Allocation............................................         292,754      1,208,782
AXA/AB Small Cap Growth.................................................          80,814         91,827
AXA/Janus Enterprise....................................................         215,147        737,754
AXA/Loomis Sayles Growth Portfolio......................................       2,380,333      5,162,691
Charter(SM) Multi-Sector Bond...........................................          85,117        121,284
Charter(SM) Small Cap Growth............................................         471,682        936,741
Dreyfus Stock Index Fund, Inc...........................................       1,580,098      2,236,177
EQ/BlackRock Basic Value Equity.........................................          71,684         94,944
EQ/Boston Advisors Equity Income........................................       1,730,270      1,265,285
EQ/Capital Guardian Research............................................         234,942        419,012
EQ/Core Bond Index......................................................         675,404      1,347,131
EQ/GAMCO Small Company Value............................................       3,579,763      7,232,002
EQ/Intermediate Government Bond.........................................         338,236        491,627


 FSA-44

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



4.  PURCHASES AND SALES OF PORTFOLIOS


                                                                               PURCHASES        SALES
                                                                             -----------    -----------
EQ/Large Cap Value Index................................................     $   556,374    $   835,785
EQ/MFS International Growth.............................................         517,024      1,235,228
EQ/Mid Cap Index........................................................         316,262        314,434
EQ/Money Market.........................................................       3,158,125      3,432,450
EQ/PIMCO Ultra Short Bond...............................................         167,892        266,478
EQ/Quality Bond PLUS....................................................         268,399        492,525
EQ/Small Company Index..................................................         110,446        127,488
EQ/T. Rowe Price Growth Stock...........................................       1,609,089      5,319,382
EQ/UBS Growth & Income..................................................         983,169      1,879,562
Fidelity(R) VIP Contrafund(R) Portfolio.................................       2,347,204      2,619,828
Franklin Income VIP Fund................................................         478,087        521,032
Franklin Rising Dividends VIP Fund......................................         188,251         49,920
Invesco V.I. Diversified Dividend Fund..................................          36,384         76,067
Invesco V.I. Global Core Equity Fund....................................          23,867         47,036
Invesco V.I. Global Health Care Fund....................................         143,646         80,429
Invesco V.I. Technology Fund............................................          27,052         55,073
Janus Aspen Series Balanced Portfolio...................................         597,207      1,417,511
Janus Aspen Series Enterprise Portfolio.................................       1,290,135      1,484,753
Janus Aspen Series Forty Portfolio......................................       2,024,766      1,561,287
Janus Aspen Series Global Research Portfolio............................         366,070      1,221,599
Janus Aspen Series Overseas Portfolio...................................         388,158        201,856
MFS(R) Utilities Series.................................................         138,645         94,531
Oppenheimer Global Fund/VA..............................................         279,787        108,460
PIMCO Global Bond Portfolio (Unhedged)..................................         159,727        308,063

The units issued and redeemed for the year ended December 31, 2016 were as follows:

                                                 SHARE CLASS+        ISSUED    REDEEMED    NET CHANGE
                                            ---------------------   --------   ---------   ----------
1290 VT Socially Responsible.............              A               7,789     23,173      (15,384)
1290 VT Socially Responsible.............              B               1,358      2,068         (710)
All Asset Growth-Alt 20..................              B             214,693    403,834     (189,141)
AXA Aggressive Allocation................              B               7,141      8,680       (1,539)
AXA Conservative Allocation..............              B               4,066      6,679       (2,613)
AXA Conservative-Plus Allocation.........              B               3,306     25,865      (22,559)
AXA Global Equity Managed Volatility.....              A               1,891      4,643       (2,752)
AXA Large Cap Growth Managed
   Volatility............................              B              40,865     66,109      (25,244)
AXA Large Cap Value Managed
   Volatility............................              A               4,962      8,656       (3,694)
AXA Mid Cap Value Managed
   Volatility............................              A              36,525     74,114      (37,589)
AXA Moderate Allocation..................              B              41,037     51,727      (10,690)
AXA Moderate-Plus Allocation.............              B              22,083    109,208      (87,125)
AXA/AB Small Cap Growth..................              A               2,512      5,148       (2,636)


 FSA-45

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



4.  PURCHASES AND SALES OF PORTFOLIOS


                                                 SHARE CLASS+         ISSUED     REDEEMED   NET CHANGE
                                             ---------------------   --------   ---------   -----------
AXA/Janus Enterprise.....................              A               30,920      56,295      (25,375)
AXA/Loomis Sayles Growth Portfolio.......              B              172,732     348,464     (175,732)
Charter(SM) Multi-Sector Bond............              A                8,279      11,744       (3,465)
Charter(SM) Small Cap Growth.............              B               40,292      67,647      (27,355)
Dreyfus Stock Index Fund, Inc............           Initial            74,207     154,449      (80,242)
EQ/BlackRock Basic Value Equity..........              B                3,984       5,404       (1,420)
EQ/Boston Advisors Equity Income.........              A               23,900      25,261       (1,361)
EQ/Boston Advisors Equity Income.........              B               27,859      50,569      (22,710)
EQ/Capital Guardian Research.............              A               16,754      27,837      (11,083)
EQ/Core Bond Index.......................              A               84,590     141,462      (56,872)
EQ/GAMCO Small Company Value.............              B               52,160     134,341      (82,181)
EQ/Intermediate Government Bond..........              A               35,019      46,184      (11,165)
EQ/Large Cap Value Index.................              A               24,074      50,484      (26,410)
EQ/MFS International Growth..............              B               48,548      87,777      (39,229)
EQ/Mid Cap Index.........................              A                8,560      16,871       (8,311)
EQ/Money Market..........................              A              371,215     393,828      (22,613)
EQ/PIMCO Ultra Short Bond................              B               18,971      27,234       (8,263)
EQ/Quality Bond PLUS.....................              B               24,101      35,921      (11,820)
EQ/Small Company Index...................              A                2,572       6,073       (3,501)
EQ/T. Rowe Price Growth Stock............              B               97,312     236,744     (139,432)
EQ/UBS Growth & Income...................              B               62,316     129,030      (66,714)
Fidelity(R) VIP Contrafund(R)
   Portfolio.............................           Service            58,091     131,729      (73,638)
Franklin Income VIP Fund.................           Class 2            22,247      36,385      (14,138)
Franklin Rising Dividends VIP Fund.......           Class 2             2,541       3,049         (508)
Invesco V.I. Diversified Dividend Fund...          Series 1             3,704       7,357       (3,653)
Invesco V.I. Global Core Equity Fund.....          Series 1             2,245       3,914       (1,669)
Invesco V.I. Global Health Care Fund.....          Series 1             1,848       4,172       (2,324)
Invesco V.I. Technology Fund.............          Series 1             1,514       3,917       (2,403)
Janus Aspen Series Balanced
   Portfolio.............................        Institutional         25,892      69,734      (43,842)
Janus Aspen Series Enterprise
   Portfolio.............................        Institutional         39,135      98,483      (59,348)
Janus Aspen Series Forty Portfolio.......        Institutional         29,236      73,235      (43,999)
Janus Aspen Series Forty
   Portfolio.............................           Service             6,010      10,353       (4,343)
Janus Aspen Series Global Research
   Portfolio.............................        Institutional         66,879     146,619      (79,740)
Janus Aspen Series Overseas
   Portfolio.............................           Service            17,939      19,234       (1,295)
MFS(R) Utilities Series..................           Initial             2,557       3,546         (989)
Oppenheimer Global Fund/VA...............           Service             7,178       6,837          341
PIMCO Global Bond Portfolio
   (Unhedged)............................       Administrative         11,410      19,804       (8,394)


 FSA-46

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




5.  EXPENSES AND RELATED PARTY TRANSACTIONS



INVESTMENT MANAGER AND ADVISORS:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity s investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.70% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.



 FSA-47

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


6.   CONTRACTOWNER CHARGES

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

PREMIUM CHARGE: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.



 FSA-48

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016



6.  CONTRACTOWNER CHARGES


ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.


7.   FINANCIAL HIGHLIGHTS

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

UNITS OUTSTANDING                                 SHARE CLASS+      2016       2015      2014       2013       2012
-------------------------------------------      --------------  ---------  ---------  ---------  ---------  ---------
1290 VT Socially Responsible...............             A           83,798     99,183    109,717    113,564    133,384
1290 VT Socially Responsible...............             B           16,679     17,390     21,662     23,197     23,350
All Asset Growth-Alt 20....................             B        2,118,651  2,307,792  2,505,711  2,698,162  2,907,339
AXA Aggressive Allocation..................             B           67,726     69,266     75,211    229,729    221,472
AXA Conservative Allocation................             B           30,296     32,909     33,611     60,545     57,070
AXA Conservative-Plus Allocation...........             B           40,434     62,993     73,728    131,864    166,319
AXA Global Equity Managed Volatility.......             A           23,760     26,511     26,192     29,393     27,766
AXA Large Cap Growth Managed Volatility(a).             B          397,229    422,474    469,113    536,139    590,858
AXA Large Cap Value Managed Volatility.....             A           62,768     66,462     74,706     77,975     82,761


 FSA-49

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS



UNITS OUTSTANDING                                   SHARE CLASS+      2016        2015        2014       2013        2012
---------------------------------------------      --------------  ----------  ----------  ----------  ---------  ---------
AXA Mid Cap Value Managed Volatility.........             A           462,251    499,841      548,263    619,646    678,950
AXA Moderate Allocation......................             B           232,473    243,163      277,639    461,353    503,581
AXA Moderate-Plus Allocation.................             B           194,276    281,401      348,888    778,993    751,045
AXA/AB Small Cap Growth......................             A            30,990     33,626       35,055     36,570     42,072
AXA/Janus Enterprise.........................             A           332,906    358,282      380,923    495,861    547,151
AXA/Loomis Sayles Growth Portfolio...........             B         2,254,790  2,430,522    2,655,817  2,940,635  3,199,158
Charter(SM) Multi-Sector Bond................             A            64,789     68,255       68,289     75,424     80,574
Charter(SM) Small Cap Growth.................             B           439,411    466,766      509,000    615,733    658,478
Dreyfus Stock Index Fund, Inc................          Initial        817,767    898,009      978,614  1,866,638  2,262,696
EQ/BlackRock Basic Value Equity..............             B            41,039     42,459       42,047     64,027     67,243
EQ/Boston Advisors Equity Income.............             A            43,948     45,309       34,793    312,831    396,335
EQ/Boston Advisors Equity Income.............             B           310,700    333,411      363,498    412,446    452,039
EQ/Capital Guardian Research.................             A           212,766    223,848      245,507    271,726    297,019
EQ/Core Bond Index...........................             A           865,477    922,350      994,953  1,737,356  2,240,169
EQ/GAMCO Small Company Value.................             B           925,693  1,007,875    1,107,057  1,285,720  1,415,989
EQ/Intermediate Government Bond..............             A           270,351    281,517      307,430    759,416    834,578
EQ/Large Cap Value Index.....................             A           296,431    322,842      342,640    370,814    395,149
EQ/MFS International Growth..................             B           512,844    552,073      613,239    820,368    911,792
EQ/Mid Cap Index.............................             A           133,888    142,199      151,098    158,325    167,646
EQ/Money Market..............................             A           785,530    808,143      802,938    920,258    992,584
EQ/PIMCO Ultra Short Bond....................             B           137,126    145,390      151,021    205,867    212,093
EQ/Quality Bond PLUS.........................             B           230,202    242,021      260,452    300,293    338,530
EQ/Small Company Index.......................             A            36,485     39,985       40,264    177,788    294,617
EQ/T. Rowe Price Growth Stock................             B         1,246,780  1,386,212    1,504,440  1,740,372  1,952,376
EQ/UBS Growth & Income.......................             B           741,806    808,521      889,353    957,688  1,046,724
Fidelity(R) VIP Contrafund(R) Portfolio......          Service        724,077    797,715      879,393    949,210  1,062,605
Franklin Income VIP Fund.....................          Class 2        258,425    272,563      318,871    368,052    396,369
Franklin Rising Dividends VIP Fund...........          Class 2         45,465     45,974       47,917     67,601     57,701
Invesco V.I. Diversified Dividend Fund.......         Series 1         30,219     33,872       33,272    272,723    382,626
Invesco V.I. Global Core Equity Fund.........         Series 1         25,694     27,363       27,992     35,565     34,053
Invesco V.I. Global Health Care Fund.........         Series 1         31,915     34,239       35,181     40,820     46,091
Invesco V.I. Technology Fund.................         Series 1         15,558     17,961       20,581     23,301     22,616
Janus Aspen Series Balanced Portfolio........       Institutional     303,705    347,546      376,232    400,947    451,314
Janus Aspen Series Enterprise Portfolio......       Institutional     624,848    684,197      748,344    849,045    958,298
Janus Aspen Series Forty Portfolio...........       Institutional     402,615    446,614      509,833    677,008    809,547
Janus Aspen Series Forty Portfolio...........          Service         81,836     86,179       94,492    100,293    109,514
Janus Aspen Series Global Research
   Portfolio.................................       Institutional     730,228    809,969      890,782    982,040  1,100,274
Janus Aspen Series Overseas Portfolio........          Service        137,178    138,473      140,419    149,636    154,040
MFS(R) Utilities Series......................          Initial         34,900     35,888       39,161     43,237     47,336
Oppenheimer Global Fund/VA...................          Service         80,280     79,939       81,967     88,834     95,951
PIMCO Global Bond Portfolio
   (Unhedged)................................      Administrative     125,308    133,702      143,041    154,639    175,305



 FSA-50

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




UNIT VALUE                  SHARE CLASS+          2016              2015              2014              2013              2012
-------------------------  --------------   ----------------  ----------------  ----------------  ----------------  ----------------
                                              LOW     HIGH      LOW      HIGH     LOW     HIGH      LOW     HIGH      LOW     HIGH
                                            ------   -------  -------  -------  ------  --------  ------   -------  ------  --------
1290 VT Socially
  Responsible............         A         $13.42   $ 14.80  $ 12.25  $ 13.56  $12.24  $  13.60  $12.06   $ 12.79  $ 9.04  $   9.52
1290 VT Socially
  Responsible............         B          18.87     18.87    17.22    17.22   17.20     17.20   15.19    142.10   11.35    105.78
All Asset Growth-
  Alt 20.................         B          15.58     31.49    14.27    28.96   14.91     30.38   17.31     29.89   15.17     26.39
AXA Aggressive
  Allocation.............         B          12.28     12.76    11.37    11.77   11.66     12.02   11.22    193.51    8.94    153.06
AXA Conservative
  Allocation.............         B          11.91     12.38    11.66    12.07   11.78     12.14   11.56    146.04   11.17    139.97
AXA Conservative-Plus
  Allocation.............         B          12.15     12.62    11.68    12.09   11.85     12.21   11.57    157.62   10.58    142.98
AXA Global Equity
  Managed Volatility.....         A          37.64     37.64    34.03    36.15   36.91     36.91   34.30     34.30   28.60     28.60
AXA Large Cap Growth
  Managed Volatility(a)..         B          18.38     19.23    17.55    18.29   17.00     17.64   15.56    234.82   11.83    177.17
AXA Large Cap Value
  Managed Volatility.....         A          17.45     17.95    15.18    15.62   15.87     16.33   14.19     20.82   10.75     15.72
AXA Mid Cap Value
  Managed Volatility.....         A          24.34     24.34    20.75    20.75   21.59     21.59   19.54     19.84   14.74     14.91
AXA Moderate
  Allocation.............         B          12.02     12.48    11.49    11.89   11.68     12.04   11.42    170.31   10.17    150.56
AXA Moderate-Plus
  Allocation.............         B          12.30     12.78    11.56    11.96   11.80     12.16   11.45    185.27    9.63    154.67
AXA/AB Small Cap
  Growth.................         A          24.32     24.32    21.68    21.68   22.40     22.40   21.71     24.13   15.77     17.47
AXA/Janus
  Enterprise.............         A          16.44     26.59    17.24    27.89   18.31     29.62   18.50     31.17   13.40     22.50
AXA/Loomis Sayles
  Growth Portfolio.......         B          16.88     22.86    15.92    21.48   14.38     19.33   13.44     14.82   10.64     11.65
Charter(SM) Multi-
  Sector Bond............         A          15.45     15.45    15.07    15.07   15.22     15.22   14.30     14.30   14.50     14.50
Charter(SM) Small Cap
  Growth.................         B          16.17     26.44    14.90    24.26   15.98     25.92   16.53     18.89   11.27     12.79
Dreyfus Stock Index
  Fund, Inc..............      Initial       17.92     20.65    16.16    18.55   16.11     18.42   14.31     25.62   10.92     19.40
EQ/BlackRock Basic
  Value Equity...........         B          25.27     25.27    21.49    21.49   22.98     22.98   21.02    392.69   15.32    285.11
EQ/Boston Advisors
  Equity Income..........         A          18.81     18.81    16.75    16.75   17.14     17.14   15.87     26.22   12.12     19.90
EQ/Boston Advisors
  Equity Income..........         B          21.41     26.02    19.09    23.11   19.57     23.60   18.14    184.90   13.87    140.34
EQ/Capital Guardian
  Research...............         A          17.96     21.73    16.62    24.89   16.37     24.51   15.51     18.20   11.77     13.91
EQ/Core Bond
  Index..................         A          11.31     15.65    11.24    15.49   11.28     15.47   11.09     15.08   11.36     15.32
EQ/GAMCO Small
  Company Value..........         B          48.12    116.73    39.17    95.41   41.68    101.93   69.52     99.65   49.97     72.17
EQ/Intermediate
  Government Bond........         A          13.75     18.69    13.73    18.75   13.72     18.81   17.76     18.67   18.06     19.12
EQ/Large Cap
  Value Index............         A          23.34     24.81    20.11    21.38   21.11     22.44   20.00     20.00   15.25     15.25
EQ/MFS International
  Growth.................         B          15.80     24.15    15.55    23.86   15.57     23.99   18.57     25.45   16.34     22.56
EQ/Mid Cap Index.........         A          27.96     29.23    23.40    24.46   24.17     25.27   19.54     19.84   14.74     14.91
EQ/Money Market..........         A          10.49     10.98    10.57    11.02   10.65     11.06   10.73     11.43   10.81     11.43


 FSA-51

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




UNIT VALUE                      SHARE CLASS+         2016               2015              2014                2013
-----------------------------  --------------  ----------------  -----------------  -----------------  -----------------
                                                 LOW      HIGH      LOW     HIGH      LOW      HIGH       LOW     HIGH
                                               -------  -------   ------   -------  -------  --------  -------  --------
EQ/PIMCO Ultra
  Short Bond.................         B        $ 13.53  $ 13.65   $13.31   $13.43   $ 13.40  $  13.51  $ 13.46  $ 118.86
EQ/Quality Bond
  PLUS.......................         B          18.35    24.75    18.20    24.65     18.22     24.78    24.26    163.91
EQ/Small Company
  Index......................         A          32.70    32.70    27.22    27.22     28.63     28.63    15.10     27.40
EQ/T. Rowe Price
  Growth Stock...............         B          20.57    41.80    20.37    41.56     18.54     37.99    21.44     35.23
EQ/UBS Growth &
  Income.....................         B          17.22    23.03    15.75    20.98     16.10     21.36    14.17    184.13
Fidelity(R) VIP Contrafund(R)
  Portfolio..................      Service       24.75    29.64    23.11    27.56     23.16     27.51    20.86     24.69
Franklin Income VIP
  Fund.......................      Class 2       15.16    23.90    13.34    21.04     14.40     22.71    14.12     21.79
Franklin Rising Dividends
  VIP Fund...................      Class 2       27.39    27.39    23.68    23.68     24.67     24.67    22.77    166.95
Invesco V.I. Diversified
  Dividend Fund..............     Series 1       12.89    13.31    11.27    11.63     11.08     11.43     9.85     10.12
Invesco V.I. Global Core
  Equity Fund................     Series 1       16.41    18.72    15.42    17.58     15.69     17.90    15.15     17.84
Invesco V.I. Global
  Health Care Fund...........     Series 1       25.08    25.41    28.42    28.80     27.65     28.02    23.19     25.25
Invesco V.I. Technology
  Fund.......................     Series 1       16.96    16.96    17.15    17.15     16.11     16.11    14.56     19.51
Janus Aspen Series
  Balanced Portfolio.........   Institutional    24.18    25.99    23.29    24.94     23.32     24.87    21.65     23.00
Janus Aspen Series
  Enterprise Portfolio.......   Institutional    16.99    26.54    15.18    23.80     14.64     23.05    13.38     20.64
Janus Aspen Series
  Forty Portfolio............   Institutional    19.05    26.73    18.78    26.25     16.86     23.47    15.62     17.13
Janus Aspen Series
  Forty Portfolio............      Service       32.39    32.66    31.89    32.15     28.59     28.82    26.45     26.45
Janus Aspen Series
  Global Research
  Portfolio..................   Institutional     9.23    13.50     9.11    13.28      9.40     13.64     8.81     11.75
Janus Aspen Series
  Overseas Portfolio.........      Service       21.06    21.11    22.65    22.71     24.92     24.99    28.45     28.45
MFS(R) Utilities
  Series.....................      Initial       40.90    42.67    36.82    38.42     43.23     45.10    38.48     43.72
Oppenheimer
  Global Fund/VA.............      Service       29.26    29.26    29.41    29.41     28.47     28.47    27.99     27.99
PIMCO Global
  Bond Portfolio
  (Unhedged).................  Administrative    19.68    21.60    18.98    20.84     19.84     21.79    21.38     21.38


UNIT VALUE                            2012
-----------------------------  -----------------
                                  LOW     HIGH
                               -------  --------
EQ/PIMCO Ultra
  Short Bond.................  $ 13.49  $ 118.76
EQ/Quality Bond
  PLUS.......................    25.01    167.74
EQ/Small Company
  Index......................    10.99     20.00
EQ/T. Rowe Price
  Growth Stock...............    15.55     25.74
EQ/UBS Growth &
  Income.....................    10.53    135.85
Fidelity(R) VIP Contrafund(R)
  Portfolio..................    16.03     18.89
Franklin Income VIP
  Fund.......................    12.39     19.19
Franklin Rising Dividends
  VIP Fund...................    17.62    128.73
Invesco V.I. Diversified
  Dividend Fund..............     7.55      7.72
Invesco V.I. Global Core
  Equity Fund................    12.37     14.61
Invesco V.I. Global
  Health Care Fund...........    16.56     17.97
Invesco V.I. Technology
  Fund.......................    11.68     15.59
Janus Aspen Series
  Balanced Portfolio.........    18.16     19.21
Janus Aspen Series
  Enterprise Portfolio.......    10.11     15.71
Janus Aspen Series
  Forty Portfolio............    11.99     13.06
Janus Aspen Series
  Forty Portfolio............    20.28     20.28
Janus Aspen Series
  Global Research
  Portfolio..................     6.91      9.15
Janus Aspen Series
  Overseas Portfolio.........    24.98     24.98
MFS(R) Utilities
  Series.....................    32.04     36.28
Oppenheimer
  Global Fund/VA.............    22.12     22.12
PIMCO Global
  Bond Portfolio
  (Unhedged).................    23.44     23.44



 FSA-52

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




NET ASSETS (000'S)                                    2016            2015           2014            2013           2012
-----------------------------------------------      -------        --------        -------        --------       --------
1290 VT Socially Responsible...................      $ 1,486        $  1,572        $ 1,780        $  1,746       $  1,456
All Asset Growth-Alt 20........................       54,383          54,568         61,731          66,813         62,595
AXA Aggressive Allocation......................          859             811            899          27,008         20,937
AXA Conservative Allocation....................          368             390            401           3,559          3,147
AXA Conservative-Plus Allocation...............          504             752            891           7,204          6,706
AXA Global Equity Managed Volatility...........          894             958            967           8,007          6,384
AXA Large Cap Growth Managed Volatility(a).....        7,559           7,654          8,202          11,587          9,613
AXA Large Cap Value Managed Volatility.........        1,127           1,038          1,220           5,071          3,936
AXA Mid Cap Value Managed Volatility...........       11,250          10,374         11,838          52,058         44,546
AXA Moderate Allocation........................        2,869           2,860          3,306          15,212         12,313
AXA Moderate-Plus Allocation...................        2,467           3,350          4,215          38,591         33,384
AXA/AB Small Cap Growth........................          754             729            785           3,816          2,667
AXA/Janus Enterprise...........................        6,027           6,852          7,782          15,353         11,750
AXA/Loomis Sayles Growth Portfolio.............       49,556          50,246         49,357          83,470         67,940
Charter(SM) Multi-Sector Bond..................        1,001           1,028          1,039           2,823          2,729
Charter(SM) Small Cap Growth...................        9,745           9,545         11,216          14,967         10,843
Dreyfus Stock Index Fund, Inc..................       16,389          16,162         17,514          37,730         35,815
EQ/BlackRock Basic Value Equity................        1,037             913            966           7,573          5,040
EQ/Boston Advisors Equity Income...............        8,504           8,098          8,785          17,905         15,819
EQ/Capital Guardian Research...................        4,380           4,259          4,600           5,552          4,439
EQ/Core Bond Index.............................       12,411          13,084         14,126          27,438         35,231
EQ/GAMCO Small Company Value...................       72,859          64,983         76,543          96,555         75,343
EQ/Intermediate Government Bond................        4,212           4,381          4,800          13,578         15,056
EQ/Large Cap Value Index.......................        7,338           6,885          7,671           9,038          7,128
EQ/MFS International Growth....................       10,529          11,149         12,389          19,738         18,802
EQ/Mid Cap Index...............................        3,908           3,473          3,813           7,621          5,612
EQ/Money Market................................        8,567           8,841          8,828          17,620         22,648
EQ/PIMCO Ultra Short Bond......................        1,868           1,948          2,037           6,435          6,314
EQ/Quality Bond PLUS...........................        4,860           5,079          5,470           7,470          8,432
EQ/Small Company Index.........................        1,193           1,089          1,153           7,019          5,801
EQ/T. Rowe Price Growth Stock..................       39,493          43,539         42,903          48,058         38,285
EQ/UBS Growth & Income.........................       16,145          16,041         17,974          17,554         14,183
Fidelity(R) VIP Contrafund(R) Portfolio........       20,287          20,824         22,935          28,090         24,375
Franklin Income VIP Fund.......................        6,136           5,699          7,206           7,724          7,257
Franklin Rising Dividends VIP Fund.............        1,245           1,089          1,182           4,035          1,914
Invesco V.I. Diversified Dividend Fund.........          390             382            369           2,752          2,950
Invesco V.I. Global Core Equity Fund...........          422             422            440             557            438
Invesco V.I. Global Health Care Fund...........          800             973            973             956            772
Invesco V.I. Technology Fund...................          264             308            332             355            276
Janus Aspen Series Balanced Portfolio..........        7,806           8,570          9,254           9,122          8,582
Janus Aspen Series Enterprise Portfolio........       13,037          12,769         13,483          13,604         11,615
Janus Aspen Series Forty Portfolio.............       12,245          13,206         13,369          15,443         13,848
Janus Aspen Series Global Research Portfolio...        8,801           9,593         10,828          11,194          9,797
Janus Aspen Series Overseas Portfolio..........        2,896           3,144          3,508           4,409          4,255


 FSA-53

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




NET ASSETS (000'S)                                   2016           2015           2014           2013           2012
----------------------------------------------     --------       --------       --------       --------       --------
MFS(R) Utilities Series.......................     $  1,489       $  1,378       $  1,766       $  1,744       $  1,596
Oppenheimer Global Fund/VA....................        2,349          2,351          2,334          2,487          2,123
PIMCO Global Bond Portfolio (Unhedged)........        2,656          2,733          3,053          3,239          4,020

INCOME RATIO*                                            2016            2015           2014            2013            2012
--------------------------------------------------      -------         -------         -------         ------          ------
1290 VT Socially Responsible......................       1.08%           0.97%           0.77%          0.75%           0.99%
All Asset Growth-Alt 20...........................       1.28            0.82            1.40           1.35            1.50
AXA Aggressive Allocation.........................       0.94            0.94            1.41           2.57            0.91
AXA Conservative Allocation.......................       0.94            0.82            0.80           0.99            0.86
AXA Conservative-Plus Allocation..................       0.74            0.79            0.90           1.41            0.86
AXA Global Equity Managed Volatility..............       0.89            0.94            0.94           0.86            1.50
AXA Large Cap Growth Managed Volatility(a)........       0.56            0.29            0.23           0.48            0.62
AXA Large Cap Value Managed Volatility............       1.66            1.55            1.37           1.08            1.04
AXA Mid Cap Value Managed Volatility..............       1.19            0.76            0.57           0.82            0.82
AXA Moderate Allocation...........................       0.89            0.80            1.17           0.51            1.19
AXA Moderate-Plus Allocation......................       0.75            0.84            1.33           1.67            0.81
AXA/AB Small Cap Growth...........................       0.35            0.05            0.06           0.05            0.24
AXA/Janus Enterprise..............................       0.00            0.00            0.00           0.00            0.50
AXA/Loomis Sayles Growth Portfolio................       0.31            0.12            0.11           2.19            0.83
Charter(SM) Multi-Sector Bond.....................       2.00            1.61            2.49           3.70            2.37
Charter(SM) Small Cap Growth......................       0.00            0.27            0.00           0.00            0.00
Dreyfus Stock Index Fund, Inc.....................       1.98            1.80            1.73           1.81            2.12
EQ/BlackRock Basic Value Equity...................       1.47            1.36            1.02           1.71            1.73
EQ/Boston Advisors Equity Income..................       1.91            1.56            1.49           1.99            1.82
EQ/Capital Guardian Research......................       0.86            0.58            0.67           1.48            0.94
EQ/Core Bond Index................................       1.49            1.46            1.29           1.09            1.44
EQ/GAMCO Small Company Value......................       0.47            0.51            0.26           0.27            1.26
EQ/Intermediate Government Bond...................       0.68            0.58            0.39           0.21            0.24
EQ/Large Cap Value Index..........................       1.90            1.89            1.48           1.52            2.00
EQ/MFS International Growth.......................       0.96            0.60            0.92           0.92            1.05
EQ/Mid Cap Index..................................       1.05            0.87            0.79           0.80            1.03
EQ/Money Market...................................       0.00            0.00            0.00           0.00            0.00
EQ/PIMCO Ultra Short Bond.........................       0.99            0.47            0.34           0.75            0.57
EQ/Quality Bond PLUS..............................       1.16            1.06            0.98           0.35            0.61
EQ/Small Company Index............................       1.06            0.94            0.72           1.03            1.28
EQ/T. Rowe Price Growth Stock.....................       0.00            0.00            0.00           0.00            0.00
EQ/UBS Growth & Income............................       0.80            0.56            0.59           0.96            0.84
Fidelity(R) VIP Contrafund(R) Portfolio...........       0.70            0.92            0.85           0.98            1.23
Franklin Income VIP Fund..........................       4.84            4.45            5.24           6.36            6.41
Franklin Rising Dividends VIP Fund................       1.39            1.40            1.31           1.53            1.62
Invesco V.I. Diversified Dividend Fund............       1.28            1.71            1.72           2.30            4.10
Invesco V.I. Global Core Equity Fund..............       1.02            1.37            1.80           2.04            2.51


 FSA-54

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




INCOME RATIO*                                           2016           2015            2014           2013            2012
-------------------------------------------------      -------         ------         -------         ------         -------
Invesco V.I. Global Health Care Fund.............       0.00%          0.00%           0.00%          0.68%           0.00%
Invesco V.I. Technology Fund.....................       0.00           0.00            0.00           0.00            0.00
Janus Aspen Series Balanced Portfolio............       2.10           1.61            1.75           1.52            2.84
Janus Aspen Series Enterprise Portfolio..........       0.14           0.65            0.16           0.51            0.00
Janus Aspen Series Forty Portfolio...............       0.00           0.00            0.13           0.69            0.67
Janus Aspen Series Global Research Portfolio.....       1.05           0.67            1.07           3.05            0.64
Janus Aspen Series Overseas Portfolio............       4.40           0.53            3.15           1.11            0.87
MFS(R) Utilities Series..........................       3.99           4.20            2.20           2.30            6.81
Oppenheimer Global Fund/VA.......................       0.73           1.13            0.88           1.17            1.92
PIMCO Global Bond Portfolio (Unhedged)...........       1.57           1.84            2.53           1.06            1.62

EXPENSE RATIO**           SHARE CLASS+          2016             2015              2014              2013             2012
-----------------------  --------------   ----------------  ----------------  ----------------  ---------------  ----------------
                                            LOW     HIGH     LOW      HIGH     LOW      HIGH     LOW     HIGH     LOW      HIGH
                                          -------   ------  ------   -------  -------  -------  ------   ------  ------   -------
1290 VT Socially
  Responsible..........         A          0.35%    0.75%   0.35%     0.75%    0.35%    0.75%   0.00%    0.75%   0.00%     0.75%
1290 VT Socially
  Responsible..........         B          0.35     0.35    0.35      0.35     0.35     0.75    0.00     0.75    0.00      0.75
All Asset Growth-
  Alt 20...............         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
AXA Aggressive
  Allocation...........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
AXA Conservative
  Allocation...........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
AXA Conservative-Plus
  Allocation...........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
AXA Global Equity
  Managed Volatility...         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
AXA Large Cap Growth
  Managed Volatility(a)         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
AXA Large Cap Value
  Managed Volatility...         A          0.35     0.35    0.35      0.35     0.35     0.35    0.00     0.35    0.00      0.35
AXA Mid Cap Value
  Managed Volatility...         A          0.35     0.35    0.35      0.35     0.35     0.35    0.00     0.35    0.00      0.35
AXA Moderate
  Allocation...........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
AXA Moderate-Plus
  Allocation...........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
AXA/AB Small Cap
  Growth...............         A          0.35     0.35    0.35      0.35     0.35     0.35    0.00     0.35    0.00      0.35
AXA/Janus
  Enterprise...........         A          0.35     0.35    0.35      0.35     0.35     0.35    0.00     0.35    0.00      0.35
AXA/Loomis Sayles
  Growth Portfolio.....         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
Charter(SM) Multi-
  Sector Bond..........         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
Charter(SM) Small Cap
  Growth...............         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
Dreyfus Stock Index
  Fund, Inc............      Initial       0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75
EQ/BlackRock Basic
  Value Equity.........         B          0.35     0.35    0.35      0.35     0.35     0.35    0.00     0.35    0.00      0.35
EQ/Boston Advisors
  Equity Income........         A          0.60     0.60    0.60      0.60     0.35     0.75    0.00     0.75    0.00      0.75
EQ/Boston Advisors
  Equity Income........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.00     0.75    0.00      0.75


 FSA-55

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




EXPENSE RATIO**                 SHARE CLASS+        2016               2015              2014              2013
-----------------------------  --------------  ----------------  -----------------  ----------------  ----------------
                                                LOW      HIGH      LOW     HIGH      LOW      HIGH     LOW      HIGH
                                               ------   -------  -------   -------  ------   -------  ------   -------
EQ/Capital Guardian
  Research...................         A        0.35%     0.75%    0.35%     0.75%   0.35%     0.75%   0.00%     0.75%
EQ/Core Bond Index...........         A        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
EQ/GAMCO Small
  Company Value..............         B        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
EQ/Intermediate
  Government Bond............         A        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
EQ/Large Cap
  Value Index................         A        0.35      0.35     0.35      0.35    0.35      0.35    0.35      0.35
EQ/MFS International
  Growth.....................         B        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
EQ/Mid Cap Index.............         A        0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
EQ/Money Market..............         A        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
EQ/PIMCO Ultra
  Short Bond.................         B        0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
EQ/Quality
  Bond PLUS..................         B        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
EQ/Small
  Company Index..............         A        0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
EQ/T. Rowe Price
  Growth Stock...............         B        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
EQ/UBS
  Growth & Income............         B        0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
Fidelity(R) VIP Contrafund(R)
  Portfolio..................      Service     0.35      0.75     0.35      0.75    0.35      0.75    0.35      0.75
Franklin Income
  VIP Fund...................      Class 2     0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
Franklin Rising
  Dividends VIP Fund.........      Class 2     0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I. Diversified
  Dividend Fund..............     Series 1     0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I. Global Core
  Equity Fund................     Series 1     0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I. Global
  Health Care Fund...........     Series 1     0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I.
  Technology Fund............     Series 1     0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
Janus Aspen Series
  Balanced Portfolio.........   Institutional  0.35      0.75     0.35      0.75    0.35      0.75    0.35      0.75
Janus Aspen Series
  Enterprise Portfolio.......   Institutional  0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
Janus Aspen Series
  Forty Portfolio............   Institutional  0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
Janus Aspen Series
  Forty Portfolio............      Service     0.35      0.35     0.35      0.35    0.35      0.75    0.00      0.75
Janus Aspen Series
  Global Research
  Portfolio..................   Institutional  0.35      0.75     0.35      0.75    0.35      0.75    0.00      0.75
Janus Aspen Series
  Overseas Portfolio.........      Service     0.35      0.35     0.35      0.35    0.35      0.35    0.35      0.35
MFS(R) Utilities
  Series.....................      Initial     0.35      0.35     0.35      0.35    0.35      0.35    0.00      0.35
Oppenheimer Global
  Fund/VA....................      Service     0.35      0.35     0.35      0.35    0.35      0.35    0.35      0.35
PIMCO Global Bond
  Portfolio (Unhedged).......  Administrative  0.35      0.35     0.35      0.35    0.35      0.35    0.35      0.35


EXPENSE RATIO**                     2012
-----------------------------  ----------------
                                LOW      HIGH
                               ------   -------
EQ/Capital Guardian
  Research...................  0.00%     0.75%
EQ/Core Bond Index...........  0.00      0.75
EQ/GAMCO Small
  Company Value..............  0.00      0.75
EQ/Intermediate
  Government Bond............  0.00      0.75
EQ/Large Cap
  Value Index................  0.35      0.35
EQ/MFS International
  Growth.....................  0.00      0.75
EQ/Mid Cap Index.............  0.00      0.35
EQ/Money Market..............  0.00      0.75
EQ/PIMCO Ultra
  Short Bond.................  0.00      0.35
EQ/Quality
  Bond PLUS..................  0.00      0.75
EQ/Small
  Company Index..............  0.00      0.35
EQ/T. Rowe Price
  Growth Stock...............  0.00      0.75
EQ/UBS
  Growth & Income............  0.00      0.75
Fidelity(R) VIP Contrafund(R)
  Portfolio..................  0.35      0.75
Franklin Income
  VIP Fund...................  0.00      0.35
Franklin Rising
  Dividends VIP Fund.........  0.00      0.35
Invesco V.I. Diversified
  Dividend Fund..............  0.00      0.35
Invesco V.I. Global Core
  Equity Fund................  0.00      0.35
Invesco V.I. Global
  Health Care Fund...........  0.00      0.35
Invesco V.I.
  Technology Fund............  0.00      0.35
Janus Aspen Series
  Balanced Portfolio.........  0.35      0.75
Janus Aspen Series
  Enterprise Portfolio.......  0.00      0.75
Janus Aspen Series
  Forty Portfolio............  0.00      0.75
Janus Aspen Series
  Forty Portfolio............  0.00      0.75
Janus Aspen Series
  Global Research
  Portfolio..................  0.00      0.75
Janus Aspen Series
  Overseas Portfolio.........  0.35      0.35
MFS(R) Utilities
  Series.....................  0.00      0.35
Oppenheimer Global
  Fund/VA....................  0.35      0.35
PIMCO Global Bond
  Portfolio (Unhedged).......  0.35      0.35


 FSA-56

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




TOTAL RETURN***           SHARE CLASS+         2016              2015                 2014               2013             2012
-----------------------   ------------   -----------------  ------------------  ------------------  ----------------  --------------
                                           LOW      HIGH      LOW      HIGH       LOW      HIGH       LOW     HIGH     LOW    HIGH
                                         --------  -------  --------  --------  --------  --------  -------  -------  ------  ------
1290 VT Socially
  Responsible..........         A           9.14%    9.57%   -0.29%     0.11%    12.77%    13.23%   33.41%    34.35%  15.90%  16.67%
1290 VT Socially
  Responsible..........         B           9.57%    9.57%    0.12%     0.12%    13.23%    13.23%   33.83%    34.34%  16.29%  16.73%
All Asset Growth-
  Alt 20...............         B           8.75%    9.18%   -4.68%    -4.30%     1.64%     2.06%   13.26%    14.11%  11.16%  12.04%
AXA Aggressive
  Allocation...........         B           7.98%    8.41%   -2.49%    -2.10%     3.92%     4.34%   25.50%    26.43%  13.31%  14.17%
AXA Conservative
  Allocation...........         B           2.16%    2.57%   -0.99%    -0.59%     1.90%     2.27%    3.49%     4.34%   3.81%   4.58%
AXA Conservative-Plus
  Allocation...........         B           3.95%    4.37%   -1.39%    -1.00%     2.42%     2.78%    9.36%    10.24%   6.65%   7.37%
AXA Global Equity
  Managed Volatility...         A           4.11%    4.11%   -2.07%    -2.07%     1.32%     1.32%   19.93%    19.93%  16.59%  16.59%
AXA Large Cap Growth
  Managed Volatility(a)         B           4.72%    5.14%    3.26%     3.67%     9.25%     9.25%   31.53%    32.54%  13.42%  14.24%
AXA Large Cap Value
  Managed Volatility...         A          14.92%   14.92%   -4.35%    -4.35%    11.84%    11.85%   32.00%    32.44%  15.47%  15.84%
AXA Mid Cap Value
  Managed Volatility...         A          14.26%   14.26%   -3.88%    -3.88%     6.99%     7.45%   32.56%    33.07%  18.20%  18.62%
AXA Moderate
  Allocation...........         B           4.57%    4.99%   -1.62%    -1.23%    10.49%    10.49%   12.29%    13.12%   7.96%   8.80%
AXA Moderate-Plus
  Allocation...........         B           6.47%    6.90%   -2.03%    -1.64%     2.28%     2.64%   18.90%    19.78%  10.69%  11.53%
AXA/AB Small Cap
  Growth...............         A          12.19%   12.19%   -3.25%    -3.25%     3.18%     3.18%   37.67%    38.12%  15.19%  15.62%
AXA/Janus Enterprise...         A          -4.67%   -4.67%   -5.82%    -5.82%    -1.07%    -1.02%   38.06%    38.53%   8.33%   8.75%
AXA/Loomis Sayles
  Growth Portfolio.....         B           6.02%    6.44%   10.69%    11.13%     3.06%     3.40%   26.32%    27.21%  11.76%  12.67%
Charter(SM) Multi-
  Sector Bond..........         A           2.57%    2.57%   -0.99%    -0.99%     2.08%     2.08%   -1.38%    -1.38%   5.00%   5.00%
Charter(SM) Small Cap
  Growth...............         B           8.54%    8.97%   -6.75%    -6.37%    -3.33%    -2.92%   46.67%    47.69%  10.60%  11.41%
Dreyfus Stock Index
  Fund, Inc............      Initial       10.87%   11.32%    0.35%     0.75%    12.58%    13.08%   31.04%    32.06%  14.83%  15.75%
EQ/BlackRock Basic
  Value Equity.........         B          17.55%   17.55%   -6.48%    -6.48%     9.32%     9.32%   37.21%    37.73%  13.23%  13.63%
EQ/Boston Advisors
  Equity Income........         A          12.31%   12.31%   -2.29%    -2.29%     8.00%     8.00%   30.94%    31.76%  17.10%  17.75%
EQ/Boston Advisors
  Equity Income........         B          12.14%   12.59%   -2.44%    -2.04%     7.88%     8.31%   30.79%    31.75%  16.85%  17.73%
EQ/Capital Guardian
  Research.............         A           7.61%    8.04%    1.15%     1.56%     9.67%    10.16%   30.84%    31.78%  16.50%  17.35%
EQ/Core Bond Index.....         A           0.62%    1.03%   -0.31%     0.09%     1.71%     2.07%   -2.38%    -1.57%   2.43%   3.16%
EQ/GAMCO Small
  Company Value........         B          22.35%   22.84%   -6.40%    -6.03%     2.29%     2.71%   38.08%    39.12%  16.97%  17.85%
EQ/Intermediate
  Government Bond......         A          -0.30%    0.10%   -0.32%     0.08%     0.75%     1.19%   -2.35%    -1.66%   0.21%   1.01%
EQ/Large Cap Value
  Index................         A          16.07%   16.07%   -4.76%    -4.76%    12.20%    12.26%   31.15%    31.15%  16.15%  16.15%
EQ/MFS International
  Growth...............         B           1.22%    1.62%   -0.55%    -0.15%    -5.74%    -5.35%   12.81%    13.65%  18.80%  19.71%
EQ/Mid Cap Index.......         A          19.49%   19.49%   -3.20%    -3.20%     8.58%     8.64%   32.11%    32.11%  16.69%  16.69%
EQ/Money Market........         A          -0.74%   -0.35%   -0.75%    -0.35%    -0.75%    -0.27%   -0.74%     0.00%  -0.73%   0.00%
EQ/PIMCO Ultra
  Short Bond...........         B           1.64%    1.64%   -0.62%    -0.62%    -0.45%    -0.44%   -0.22%     0.08%   1.12%   1.50%


 FSA-57

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016




7.  FINANCIAL HIGHLIGHTS




TOTAL RETURN***                SHARE CLASS+          2016                2015                2014              2013
-----------------------------  --------------  ------------------  ------------------  -----------------  ----------------
                                                 LOW      HIGH       LOW      HIGH        LOW     HIGH     LOW      HIGH
                                               --------  --------  --------  --------  --------  -------  -------  -------
EQ/Quality Bond
  PLUS.......................         B          0.42%      0.82%   -0.52%    -0.12%      2.14%    2.58%  -3.00%   -2.28%
EQ/Small Company
  Index......................         A         20.11%     20.11%   -4.90%    -4.90%      4.49%    4.49%  37.00%   37.40%
EQ/T. Rowe Price
  Growth Stock...............         B          0.59%      0.99%    9.40%     9.84%      7.83%    8.27%  36.87%   37.88%
EQ/UBS Growth &
  Income.....................         B          9.33%      9.76%   -2.16%    -1.77%     13.62%   14.09%  34.57%   35.54%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................      Service       7.11%      7.54%   -0.19%     0.21%     11.03%   11.42%  30.13%   30.70%
Franklin Income
  VIP Fund...................      Class 2      13.63%     13.63%   -7.38%    -7.38%      4.22%    4.27%  13.55%   13.96%
Franklin Rising Dividends
  VIP Fund...................      Class 2      15.64%     15.64%   -3.98%    -3.98%      8.34%    8.34%  29.23%   29.69%
Invesco V.I. Diversified
  Dividend Fund..............     Series 1      14.41%     14.41%    1.71%     1.71%     12.39%   12.49%  30.46%   31.09%
Invesco V.I. Global Core
  Equity Fund................     Series 1       6.44%      6.44%   -1.77%    -1.77%      0.32%    0.34%  22.11%   22.47%
Invesco V.I. Global
  Health Care Fund...........     Series 1     -11.77%    -11.77%    2.80%     2.80%     19.23%   19.28%  40.04%   40.51%
Invesco V.I. Technology
  Fund.......................     Series 1      -1.10%     -1.10%    6.44%     6.44%     10.65%   10.65%  24.66%   25.14%
Janus Aspen Series
  Balanced Portfolio.........   Institutional    3.82%      4.24%   -0.13%     0.27%      7.71%    8.13%  19.22%   19.73%
Janus Aspen Series
  Enterprise Portfolio.......   Institutional   11.53%     11.97%    3.25%     3.67%     11.68%   12.13%  31.38%   32.34%
Janus Aspen Series
  Forty Portfolio............   Institutional    1.43%      1.84%   11.38%    11.83%      7.94%    8.38%  30.28%   31.16%
Janus Aspen Series
  Forty Portfolio............      Service       1.59%      1.59%   11.55%    11.55%      8.09%    8.10%  30.42%   30.42%
Janus Aspen Series
  Global Research
  Portfolio..................   Institutional    1.30%      1.71%   -3.02%    -2.63%      6.70%    7.15%  13.89%   13.89%
Janus Aspen Series
  Overseas Portfolio.........      Service      -7.03%     -7.03%   -9.12%    -9.12%    -12.41%  -12.41%  27.50%   28.42%
MFS(R) Utilities
  Series.....................      Initial      11.08%     11.08%  -14.82%   -14.82%     12.33%   12.34%  20.10%   20.51%
Oppenheimer
  Global Fund/VA.............      Service      -0.50%     -0.50%    3.31%     3.31%      1.71%    1.71%  26.54%   26.54%
PIMCO Global Bond
  Portfolio (Unhedged).......  Administrative    3.68%      3.68%   -4.37%    -4.37%      1.90%    1.92%  -8.79%   -8.79%


TOTAL RETURN***                    2012
-----------------------------  ---------------
                                LOW    HIGH
                               ------  -------
EQ/Quality Bond
  PLUS.......................   1.87%   2.66%
EQ/Small Company
  Index......................  15.14%  15.56%
EQ/T. Rowe Price
  Growth Stock...............  18.07%  18.97%
EQ/UBS Growth &
  Income.....................  12.02%  12.87%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................  15.41%  15.89%
Franklin Income
  VIP Fund...................  12.29%  12.64%
Franklin Rising Dividends
  VIP Fund...................  11.59%  11.96%
Invesco V.I. Diversified
  Dividend Fund..............  18.34%  18.59%
Invesco V.I. Global Core
  Equity Fund................  13.34%  13.80%
Invesco V.I. Global
  Health Care Fund...........  20.52%  20.93%
Invesco V.I. Technology
  Fund.......................  10.92%  11.28%
Janus Aspen Series
  Balanced Portfolio.........  12.80%  13.20%
Janus Aspen Series
  Enterprise Portfolio.......  16.46%  17.29%
Janus Aspen Series
  Forty Portfolio............  23.23%  24.14%
Janus Aspen Series
  Forty Portfolio............  23.43%  23.43%
Janus Aspen Series
  Global Research
  Portfolio..................  12.78%  12.78%
Janus Aspen Series
  Overseas Portfolio.........  19.14%  20.08%
MFS(R) Utilities
  Series.....................  13.10%  13.48%
Oppenheimer
  Global Fund/VA.............  20.54%  20.54%
PIMCO Global Bond
  Portfolio (Unhedged).......   6.59%   6.59%

(a) AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.


 FSA-58

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016




8.  SUBSEQUENT EVENTS



All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.



 FSA-59

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm..................................  F-1

Financial Statements:
 Balance Sheets, December 31, 2016 and December 31, 2015.................................  F-2
 Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014.............  F-3
 Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015 and 2014.  F-4
 Statements of Shareholder's Equity, Years Ended December 31, 2016, 2015 and 2014........  F-5
 Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..................  F-6
 Notes to Financial Statements...........................................................  F-7
   Note 1: Organization..................................................................  F-7
   Note 2: Significant Accounting Policies...............................................  F-7
   Note 3: Investments................................................................... F-14
   Note 4: Value of Business Acquired and Deferred Acquisition Cost...................... F-24
   Note 5: Fair Value Disclosures........................................................ F-24
   Note 6: Reinsurance................................................................... F-28
   Note 7: Related Party Transactions.................................................... F-29
   Note 8: Share-based Compensation...................................................... F-30
   Note 9: Income Taxes.................................................................. F-30
   Note 10: Accumulated Other Comprehensive Income....................................... F-31
   Note 11: Litigation................................................................... F-32
   Note 12: Statutory Financial Information.............................................. F-32

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") as of December 31, 2016 and December 31, 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                     2016     2015
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost $1,099 and $898)......... $  1,109 $    906
  Mortgage loans on real estate...................       17       --
  Policy loans....................................      176      159
  Other invested assets...........................       75       89
                                                   -------- --------
   Total investments..............................    1,377    1,154
Cash and cash equivalents.........................      138      176
Amounts due from reinsurers.......................    1,260    1,299
Deferred policy acquisition costs.................      374      364
Value of business acquired........................       --        9
Deferred cost of reinsurance......................       57       63
Current and deferred income tax receivables.......       27        1
Other assets......................................       22       15
Separate Accounts' assets.........................    1,747    1,701
                                                   -------- --------

TOTAL ASSETS...................................... $  5,002 $  4,782
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $  2,403 $  2,158
Future policy benefits and other
   policyholders liabilities......................      351      389
Other liabilities.................................       78       60
Separate Accounts' liabilities....................    1,747    1,701
                                                   -------- --------
   Total liabilities..............................    4,579    4,308
                                                   -------- --------

Commitments and contingent liabilities (Notes 2, 5, 7, 8, and 11)

SHAREHOLDER'S EQUITY
  Common Stock, $1.00 par value; 5.0 million
   shares authorized, 2.5 million issued
   and outstanding................................        2        2
  Capital in excess of par value..................      323      320
  Retained earnings...............................       91      147
  Accumulated other comprehensive income (loss)...        7        5
                                                   -------- --------
   Total shareholder's equity.....................      423      474
                                                   -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........ $  5,002 $  4,782
                                                   ======== ========


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                    2016    2015    2014
                                                   ------  ------  -----
                                                       (IN MILLIONS)
REVENUES
Universal life and investment-type product policy
  fee income...................................... $  196  $  152  $  91
Premiums..........................................      4       1      1
Net investment income (loss):
  Investment income (loss) from derivatives.......     18      (9)    13
  Other investment income (loss)..................     42      38     37
                                                   ------  ------  -----
   Net investment income (loss)...................     60      29     50
Investment gains (losses), net:
  Total other-than-temporary impairment losses....     (3)     (1)   (10)
  Portion of loss recognized in other
   comprehensive income (loss)....................     --      --     --
                                                   ------  ------  -----
   Net impairment losses recognized...............     (3)     (1)   (10)
  Other investment gains (losses), net............     (1)     --      4
                                                   ------  ------  -----
     Total investment gains (losses), net.........     (4)     (1)    (6)
                                                   ------  ------  -----
Equity in earnings (loss) of AllianceBernstein....      6       5      1
Other income (loss)...............................      8       9      8
                                                   ------  ------  -----
     Total revenues...............................    270     195    145
                                                   ------  ------  -----

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................     34      39     31
Interest credited to policyholders'
   account balances...............................     69      36     39
Compensation and benefits.........................     59      36     29
Commissions.......................................    114     121     73
Amortization of deferred policy acquisition costs
  and value of business acquired, net.............     (1)    (73)   (64)
Amortization of deferred cost of reinsurance......      7       8      8
Other operating costs and expenses................     77      58     39
                                                   ------  ------  -----
     Total benefits and other deductions..........    359     225    155
                                                   ------  ------  -----

Earnings (loss), before income taxes..............    (89)    (30)   (10)
                                                   ------  ------  -----
Income tax (expense) benefit......................     33      13      5
                                                   ------  ------  -----
Net Earnings (Loss)............................... $  (56) $  (17) $  (5)
                                                   ======  ======  =====


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                        2016    2015    2014
                                                       ------  ------  -----
                                                           (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
  Net earnings (loss)................................. $  (56) $  (17) $  (5)
                                                       ------  ------  -----

   Other comprehensive income (loss), net of
   income taxes:
     Change in unrealized gains (losses), net of
       reclassification adjustment....................      2     (12)     9
                                                       ------  ------  -----
       Total other comprehensive income (loss),
         net of income taxes..........................      2     (12)     9
                                                       ------  ------  -----

Comprehensive Income (Loss)........................... $  (54) $  (29) $   4
                                                       ======  ======  =====


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                    2016    2015    2014
                                                   ------  ------  ------
                                                        (IN MILLIONS)
SHAREHOLDER'S EQUITY
  Common stock, at par value, beginning and end
   of year........................................ $    2  $    2  $    2
                                                   ------  ------  ------

  Capital in excess of par value, beginning
   of year........................................    320     317     315
  Changes in capital in excess of par value.......      3       3       2
                                                   ------  ------  ------
  Capital in excess of par value, end of year.....    323     320     317
                                                   ------  ------  ------

  Retained earnings, beginning of year............    147     164     169
  Net earnings (loss).............................    (56)    (17)     (5)
                                                   ------  ------  ------
  Retained earnings, end of year..................     91     147     164
                                                   ------  ------  ------

  Accumulated other comprehensive income (loss),
   beginning of year..............................      5      17       8
  Other comprehensive income (loss)...............      2     (12)      9
                                                   ------  ------  ------
  Accumulated other comprehensive income (loss),
   end of year....................................      7       5      17
                                                   ------  ------  ------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........... $  423  $  474  $  500
                                                   ======  ======  ======


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                      2016     2015     2014
                                                    -------  -------  -------
                                                          (IN MILLIONS)
Net earnings (loss)................................ $   (56) $   (17) $    (5)
Adjustments to reconcile net earnings (loss) to
  net cash provided by (used in)
  operating activities:
  Interest credited to policyholders'
   account balances................................      69       36       39
  Universal life and investment-type product
   policy fee income...............................    (196)    (152)     (91)
  (Income) loss from derivative instruments........     (18)       9      (13)
  Investment (gains) losses, net...................       4        1        6
  Dividends from AB Units..........................       5        5        5
  Equity in earnings from AB.......................      (6)      (5)      (1)
  Amortization of deferred reinsurance costs.......       7        8        8
  Changes in:
   Deferred policy acquisition costs and value of
     business acquired.............................      (1)     (73)     (64)
   Future policy benefits..........................      (4)      10       28
   Current and deferred income taxes...............     (26)     (13)     (67)
  Other, net.......................................      31       --      (22)
                                                    -------  -------  -------

Net cash provided by (used in)
   operating activities............................    (191)    (191)    (177)
                                                    -------  -------  -------

Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............     128      105      166
   Mortgage loans on real estate...................      --       --       31
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............    (333)    (153)    (314)
   Mortgage loans on real estate...................     (17)      --       --
Cash settlement related to derivative instruments..     (13)      (7)       1
Change in policy loans.............................     (17)      (9)      (9)
Other, net.........................................      (3)      (3)     (37)
                                                    -------  -------  -------

Net cash provided by (used in)
  investing activities.............................    (255)     (67)    (162)
                                                    -------  -------  -------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................     455      445      297
   Withdrawals.....................................     (59)     (20)     (16)
   Transfers (to) from Separate Accounts...........     (20)     (38)     (41)
  Change in collateralized pledged liabilities.....      32       --        7
                                                    -------  -------  -------

Net cash provided by (used in)
  financing activities.............................     408      387      247
                                                    -------  -------  -------

Change in cash and cash equivalents................     (38)     129      (92)
Cash and cash equivalents, beginning of year.......     176       47      139
                                                    -------  -------  -------

Cash and Cash Equivalents, End of Year............. $   138  $   176  $    47
                                                    =======  =======  =======

Schedule of non-cash financing activities:
  Non-cash asset acquisition....................... $     7  $    --  $    --
                                                    =======  =======  =======
  Share-based Programs............................. $     3  $     3  $     2
                                                    =======  =======  =======
  Income taxes (refunded) paid..................... $    (7) $     1  $    63
                                                    =======  =======  =======


                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance corporation. MLOA's primary business is providing life insurance and employee benefit products to both individuals and businesses. MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect, wholly-owned subsidiary of AXA, a French holding company for the AXA Group, a worldwide leader in financial protection.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standard Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending
   December 31, 2018. MLOA elected to early adopt the new guidance for the year ending December 31, 2016 to account for the purchase of certain employer-sponsored benefits contracts from an un-affiliated entity as an asset acquisition rather than an acquisition of a business.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   Future Adoption of New Accounting Pronouncements

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the MLOA's financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the MLOA's financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis

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   as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the MLOA's financial statements.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in Other Comprehensive Income ("OCI"). The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AB"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative

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   financial instruments generally used by MLOA include equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." MLOA nets the fair value of all derivative financial instruments with counterparties for which a standardized "ISDA Master Agreement" and related Credit Support Annex ("CSA") have been executed. MLOA uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of MLOA freestanding derivative positions, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   MLOA is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, MLOA assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

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   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes and amounts attributable to Deferred Acquisition Cost ("DAC") and value of business acquired ("VOBA") related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to variable life and investment-type contracts are reported as increases to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

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   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   AMORTIZATION POLICY. For universal life ("UL") and investment type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of updates to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are updated. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In 2015, based upon management's current expectations of interest rates and future fund growth, MLOA updated its reversion to the mean ("RTM") assumption from 9.0% to 7.0%. The average gross long term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance was 7.0% (5.63% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.63% net of product weighted average Separate Account fees) and 0.0% (1.37)% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization.

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   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   Deferred Cost of or Gain on Reinsurance

   MLOA currently cedes an in-force book of life insurance and annuity policies written primarily prior to 2004 to Protective Life Insurance Company ("Protective Life"). As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset. The cost of or gain on reinsurance at the inception of a coinsurance treaty, defined as the difference between the initial coinsurance premium paid and the amount of the net liabilities relating to the underlying reinsured policies in accordance with the reinsurance agreement, net of the ceded commission received is deferred and amortized over the lives of the underlying policies.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA had issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also had issued certain variable annuity products that contained a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates. MLOA's variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five-year or an annual reset.

   In connection with the reinsurance agreement with Protective Life, MLOA has reinsured 100% of the risk associated with variable annuity products with GMDB and GMIB features.

   Reinsurance recoverable balances were calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

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   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $52 million, $(12) million and $24 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including MLOA, file a consolidated Federal income tax return. MLOA provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, MLOA determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Assumption Updates and model changes

   2016 ASSUMPTION UPDATES AND MODEL CHANGE. In 2016, MLOA made several assumption updates and model changes including the following (1) updates to calculate the amortization of DAC for indexed universal life ("IUL") products on a specific product specification basis rather than using one product as the basis to calculate the amortization of DAC; (2) updated the premium funding assumption used in setting variable life policyholder benefit reserves, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of unfavorable mortality experience; (4) updated the General Account spread assumption for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $10 million, increased the amortization of DAC by $65 million and increased Universal life and investment-type product policy fee income by $29 million, resulting in a net increase to the 2016 Loss from continuing operations before income taxes and Net Loss of approximately $26 million and $17 million, respectively. Included in the model changes and assumption updates mentioned above were are out-of-period adjustments ("OOPA's") which increased Loss from operations before income taxes by $4 million in 2016.

   2015 ASSUMPTION UPDATES. In 2015, based upon management's current expectations of interest rates and future fund growth, MLOA updated its RTM assumption used to calculate VISL and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in VISL reserves of $4 million and an increase in amortization of DAC of $8 million, resulting in a net increase to the 2015 Loss from operations before income taxes and Net Loss of approximately $12 million and $8 million, respectively.

   Out of Period Adjustments

   In 2016, MLOA recorded several out-of-period adjustments ("OOPA's") in its financial statements primarily related to errors in the models used to calculate the amortization of DAC and policyholders' benefit reserves for certain VISL products. In 2016 these OOPA's decreased total revenues by $1 million, decreased total benefits and other deductions by $6 million, decreased Loss from operations, before income tax by $5 million and decreased Net loss by $3 million.

   In 2014, MLOA recorded an OOPA in its financial statements related to an overstatement of shadow VOBA in shareholder's equity, which subsequently resulted in an overstatement of the deferred cost of reinsurance asset. In addition in 2014, MLOA recorded an OOPA related to the application of the equity method of accounting for its investment in AB. In 2014, these OOPAs decreased Earnings from operations before income taxes, Net earnings and other comprehensive income by $3 million, $2 million and $8 million, respectively.

   Management has evaluated the impact of all out of period corrections both individually and in the aggregate and concluded they are not material to any previously reported annual financial statements, or periods in which they were corrected.

3) INVESTMENTS

   FIXED MATURITIES

   The following table provides information relating to fixed maturities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED             OTTI IN
                                                COST       GAINS      LOSSES   FAIR VALUE AOCI/(1)/
                                              ---------- ---------- ---------- ---------- ----------
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      819  $      16  $       8  $     827 $       --
  Private corporate..........................        205          5          2        208         --
  U.S. Treasury, government and agency.......         36         --          1         35         --
  States and political subdivisions..........          6         --         --          6         --
  Commercial mortgage-backed.................         24          7          7         24          1
  Redeemable preferred stock.................          9         --         --          9         --
                                              ----------  ---------  ---------  --------- ----------

Total at December 31, 2016................... $    1,099  $      28  $      18  $   1,109 $        1
                                              ==========  =========  =========  ========= ==========

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      631  $      16  $      10  $     637 $       --
  Private corporate..........................        183          4          2        185         --
  U.S. Treasury, government and agency.......         29         --         --         29         --
  States and political subdivisions..........          6          1         --          7         --
  Commercial mortgage-backed.................         32          6          7         31          1
  Redeemable preferred stock.................         17         --         --         17         --
                                              ----------  ---------  ---------  --------- ----------

Total at December 31, 2015................... $      898  $      27  $      19  $     906 $        1
                                              ==========  =========  =========  ========= ==========

  /(1)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                                AMORTIZED
                                                  COST       FAIR VALUE
                                              ------------- -------------
                                                     (IN MILLIONS)
Due in one year or less...................... $          20 $          20
Due in years two through five................           179           187
Due in years six through ten.................           845           847
Due after ten years..........................            22            22
                                              ------------- -------------
   Subtotal..................................         1,066         1,076
Commercial mortgage-backed securities........            24            24
Redeemable preferred stock...................             9             9
                                              ------------- -------------
Total........................................ $       1,099 $       1,109
                                              ============= =============

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      December 31,
                                              ----------------------------
                                                2016      2015      2014
                                              --------  --------  --------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $     49  $     19  $     39
                                              ========  ========  ========
Gross gains on sales......................... $      1  $     --  $      1
                                              ========  ========  ========
Gross losses on sales........................ $     --  $     --  $      1
                                              ========  ========  ========
Total OTTI................................... $     (3) $     (1) $    (10)
Non-credit losses recognized in OCI..........       --        --        --
                                              --------  --------  --------
Credit losses recognized in earnings (loss).. $     (3) $     (1) $    (10)
                                              ========  ========  ========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

             FIXED MATURITY SECURITIES -- CREDIT LOSS IMPAIRMENTS

                                                  2016         2015
                                              -----------  -----------
                                                    (IN MILLIONS)
Balances at January 1,....................... $       (42) $       (51)
Previously recognized impairments on
  securities that matured, paid, prepaid
  or sold....................................          13           10
Recognized impairments on securities
  impaired to fair value this period/(1)/....          --           --
Impairments recognized this period on
  securities not previously impaired.........          (3)          --
Additional impairments this period on
  securities previously impaired.............          --           (1)
Increases due to passage of time on
  previously recorded credit losses..........          --           --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................          --           --
                                              -----------  -----------
Balances at December 31,..................... $       (32) $       (42)
                                              ===========  ===========

  /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                DECEMBER 31,
                                               ---------------
                                                2016    2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturity securities:
   With OTTI loss............................. $     4 $     4
   All other..................................       6       4
                                               ------- -------
Net Unrealized (Gains) Losses................. $    10 $     8
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

  NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITY SECURITIES WITH OTTI LOSSES

                                                                                AOCI GAIN
                                                                                  (LOSS)
                                              NET UNREALIZED    DEFERRED        RELATED TO
                                                  GAINS          INCOME       NET UNREALIZED
                                               (LOSSES) ON      TAX ASSET       INVESTMENT
                                               INVESTMENTS     (LIABILITY)    GAINS (LOSSES)
                                              --------------  -------------  ---------------
                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2016.....................  $           4  $          (2) $             2
Net investment gains (losses) arising during
  the period.................................             (1)            --               (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              1             --                1
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................             --             --               --
                                               -------------  -------------  ---------------
BALANCE, DECEMBER 31, 2016...................  $           4  $          (2) $             2
                                               =============  =============  ===============

BALANCE, JANUARY 1, 2015.....................  $          (1) $          --  $            (1)
Net investment gains (losses) arising during
  the period.................................              4             --                4
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              1             --                1
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................             --             (2)              (2)
                                               -------------  -------------  ---------------
BALANCE, DECEMBER 31, 2015...................  $           4  $          (2) $             2
                                               =============  =============  ===============

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                    AOCI GAIN (LOSS)
                                               UNREALIZED                    DEFERRED        RELATED TO
                                                  GAINS                       INCOME       NET UNREALIZED
                                               (LOSSES) ON     DAC AND       TAX ASSET       INVESTMENT
                                               INVESTMENTS      VOBA        (LIABILITY)    GAINS (LOSSES)
                                              ------------  -------------  -------------  ----------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          4  $          (2) $          --  $              2
Net investment gains (losses) arising during
  the period.................................           (1)            --             --                (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            3             --             --                 3
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................           --              2             --                 2
   Deferred income taxes.....................           --             --             (1)               (1)
                                              ------------  -------------  -------------  ----------------
BALANCE, DECEMBER 31, 2016................... $          6  $          --  $          (1) $              5
                                              ============  =============  =============  ================

BALANCE, JANUARY 1, 2015..................... $         29  $          (2) $          (9) $             18
Net investment gains (losses) arising during
  the period.................................          (24)            --             --               (24)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........           (1)            --             --                (1)
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................           --             --             --                --
   Deferred income taxes.....................           --             --              9                 9
                                              ------------  -------------  -------------  ----------------
BALANCE, DECEMBER 31, 2015................... $          4  $          (2) $          --  $              2
                                              ============  =============  =============  ================

   The following tables disclose the fair values and gross unrealized losses of the 168 issues at December 31, 2016 and the 141 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------- ---------------------- ----------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------- ---------- ----------- ---------- -----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $      292 $         8 $       12 $        -- $      304 $         8
  Private corporate..........................         61           2         --          --         61           2
  U.S. Treasury, government and agency.......         21           1         --          --         21           1
  Commercial mortgage-backed.................          1          --         10           7         11           7
  Redeemable preferred stock.................          9          --         --          --          9          --
                                              ---------- ----------- ---------- ----------- ---------- -----------

Total........................................ $      384 $        11 $       22 $         7 $      406 $        18
                                              ========== =========== ========== =========== ========== ===========

December 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $      243 $         9 $       11 $         1 $      254 $        10
  Private corporate..........................         58           2         --          --         58           2
  U.S. Treasury, government and agency.......         16          --         --          --         16          --
  Commercial mortgage-backed.................          4          --         13           7         17           7
  Redeemable preferred stock.................         --          --          2          --          2          --
                                              ---------- ----------- ---------- ----------- ---------- -----------

Total........................................ $      321 $        11 $       26 $         8 $      347 $        19
                                              ========== =========== ========== =========== ========== ===========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.1% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $15 million and $15 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $37 million and $42 million, or 3.4% and 4.7%, of the $1,099 million and $898 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $0 million and $1 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $7 million and $8 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities. In accordance with the policy described in Note 2, MLOA concluded that an adjustment to earnings for OTTI for these securities was not warranted at either December 31, 2016 or 2015. At December 31, 2016, MLOA did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   MORTGAGE LOANS

   The following table provides information relating to the loan-to-value and debt service coverage ratio for commercial mortgage loans at December 31, 2016. The values used in these ratio calculations were developed as part of the periodic review of the commercial mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                            DEBT SERVICE COVERAGE RATIO
                                              --------------------------------------------------------
                                                                                               LESS     TOTAL
                                               GREATER  1.8X TO  1.5X TO  1.2X TO   1.0X TO    THAN    MORTGAGE
                                              THAN 2.0X  2.0X     1.8X     1.5X      1.2X      1.0X     LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- -------- -------- -------- --------- --------- --------
                                                                        (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $     17 $     -- $     -- $     -- $      -- $      -- $     17
  50% - 70%..................................        --       --       --       --        --        --       --
  70% - 90%..................................        --       --       --       --        --        --       --
  90% plus...................................        --       --       --       --        --        --       --
                                               -------- -------- -------- -------- --------- --------- --------

Total Commercial Mortgage Loans..............  $     17 $     -- $     -- $     -- $      -- $      -- $     17
                                               ======== ======== ======== ======== ========= ========= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016.




                                               30-59   60-89        90 DAYS
                                               DAYS    DAYS    OR (GREATER THAN)         TOTAL              CURRENT
                                              ------- ------- ------------------- ------------------- -------------------
                                                                                                  (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Total Commercial Mortgage Loans.............. $    -- $    -- $                -- $                -- $                17
                                              ======= ======= =================== =================== ===================

                                                                      RECORDED
                                                                     INVESTMENT
                                                   TOTAL      OR (GREATER THAN) 90 DAYS
                                                 FINANCING               AND
                                                RECEIVABLES           ACCRUING
                                              --------------- --------------------------

DECEMBER 31, 2016:
------------------
Total Commercial Mortgage Loans.............. $            17 $                       --
                                              =============== ==========================

   EQUITY METHOD INVESTMENTS

   The following table presents MLOA's investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $61 million and $62 million at December 31, 2016 and 2015, respectively. MLOA's investment in AB, an affiliate, is included in Other invested assets:

                                                  2016         2015
                                              -----------  -----------
                                                    (IN MILLIONS)

Balance at January 1,........................ $        63  $        63
Equity in net earnings (loss)................           6            5
Dividends received...........................          (5)          (5)
Other........................................          --           --
                                              -----------  -----------
Balance at December 31,...................... $        64  $        63
                                              ===========  ===========

   The tables below detail the condensed balance sheets and statements of earnings (loss) of AB and MLOA's equity investment and equity in earnings
   (loss) of AB.

                                              DECEMBER 31,
                                              -------------
                                               2016   2015
                                              ------ ------
                                              (IN MILLIONS)
BALANCE SHEETS:
Total Assets................................. $8,740 $7,436
                                              ====== ======
Total Liabilities............................  4,279  3,368
Redeemable non-controlling interest..........    393     13
Total Partners' Capital......................  4,068  4,055
                                              ------ ------
  Total Liabilities and Partners' Capital.... $8,740 $7,436
                                              ====== ======
MLOA's Equity investment in AB............... $   64 $   63
                                              ====== ======

                                               2016   2015   2014
                                              ------ ------ ------
                                                 (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS):
Total revenues............................... $3,029 $3,021 $3,005
                                              ------ ------ ------
Total Expenses...............................  2,306  2,390  2,397
                                              ------ ------ ------
  Net Earnings (Loss)........................ $  695 $  587 $  570
                                              ====== ====== ======
MLOA's Equity in earnings (loss) of AB....... $    6 $    5 $    1
                                              ====== ====== ======

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   MLOA hedges crediting rates in the Market Stabilizer Option(R) ("MSO") in the variable life insurance products and in the Indexed Universal Life ("IUL") insurance products. The MSO and IUL products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which MLOA will absorb, up to a certain percentage the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, MLOA enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                                  FAIR VALUE
                                                           -------------------------
                                                                                      GAINS (LOSSES)
                                                NOTIONAL      ASSET      LIABILITY      REPORTED IN
                                                 AMOUNT    DERIVATIVES  DERIVATIVES   EARNINGS (LOSS)
                                              ------------ ------------ ------------ ----------------
AT OR FOR THE YEAR ENDED, DECEMBER 31, 2016:                       (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Options.................................... $        776 $         76 $         20 $             18
  Collateral.................................           --           --           51               --
                                                                                     ----------------
NET INVESTMENT INCOME (LOSS).................                                                      18
                                                                                     ----------------

EMBEDDED DERIVATIVES:
MSO and IUL indexed features/(2)/............           --           --           53              (18)
                                              ------------ ------------ ------------ ----------------

Balance, December 31, 2016................... $        776 $         76 $        124 $             --
                                              ============ ============ ============ ================

At or For the Year Ended, December 31, 2015:
Freestanding derivatives:
Equity contracts:/(1)/
  Options.................................... $        518 $         28 $          4 $             (9)
                                                                                     ----------------
Net investment income (loss).................                                                      (9)
                                                                                     ----------------

Embedded derivatives:
MSO and IUL indexed features/(2)/............           --           --           24                8
                                              ------------ ------------ ------------ ----------------
Balance, December 31, 2015................... $        518 $         28 $         28 $             (1)
                                              ============ ============ ============ ================

  /(1)/Reported in Other invested assets in MLOA's balance sheets.
  /(2)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. MLOA generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, MLOA held $58 million and $27 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2016 and 2015 was not material.

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                                GROSS
                                                 GROSS         AMOUNTS         NET AMOUNTS
                                                AMOUNTS     OFFSET IN THE    PRESENTED IN THE
                                               RECOGNIZED   BALANCE SHEETS    BALANCE SHEETS
                                              ------------ ---------------- -----------------
                                                               (IN MILLIONS)
ASSETS
DESCRIPTION
Derivatives:
Equity contracts............................. $         76 $             20 $              56
Collateral...................................           --               58               (58)
                                              ------------ ---------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................           76               78                (2)
Other financial instruments..................           77               --                77
                                              ------------ ---------------- -----------------
  Other invested assets...................... $        153 $             78 $              75
                                              ============ ================ =================

LIABILITIES
DESCRIPTION
Derivatives:
Equity contracts............................. $         20 $             20 $              --
                                              ------------ ---------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................           78               78                --
Other financial liabilities..................           78               --                78
                                              ------------ ---------------- -----------------
  Other liabilities.......................... $        156 $             78 $              78
                                              ============ ================ =================

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31, 2016.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2016.

                COLLATERAL AMOUNTS OFFSET IN THE BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                COLLATERAL (RECEIVED)/HELD
                                                                ------------------------
                                                FAIR VALUE OF     FINANCIAL                   NET
                                                   ASSETS        INSTRUMENTS       CASH     AMOUNTS
                                              ----------------- -------------   ---------  --------
                                                                  (IN MILLIONS)
ASSETS
Counterparty A............................... $               4 $          --   $      (4) $     --
Counterparty V...............................                 7            --          (7)       --
Counterparty F...............................                 7            --          (8)       (1)
Counterparty G...............................                 4            --          (4)       --
Counterparty H...............................                25            (7)        (19)       (1)
Counterparty Q...............................                --            --          --        --
Counterparty K...............................                 9            --          (9)       --
Counterparty T...............................                --            --          --        --
Counterparty L...............................                --            --          --        --
                                              ----------------- -------------   ---------  --------
  Total Derivatives.......................... $              56 $          (7)  $     (51) $     (2)
Other financial assets.......................                77            --          --        77
                                              ----------------- -------------   ---------  --------
  OTHER INVESTED ASSETS                       $             133 $          (7)  $     (51) $     75
                                              ================= =============   =========  ========

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                               Gross
                                                 Gross        Amounts        Net Amounts
                                                Amounts    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (In Millions)
ASSETS
Description
Derivatives:
Equity contracts............................. $         28 $             4  $            24
                                              ------------ ---------------  ---------------
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................           28               4               24
Other financial instruments..................           65              --               65
                                              ------------ ---------------  ---------------
  Other invested assets...................... $         93 $             4  $            89
                                              ============ ===============  ===============

LIABILITIES
Description
Derivatives:
Equity contracts............................. $          4 $             4  $            --
                                              ------------ ---------------  ---------------
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................            4               4               --
Other financial liabilities..................           60              --               60
                                              ------------ ---------------  ---------------
  Other liabilities.......................... $         64 $             4  $            60
                                              ============ ===============  ===============

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2015.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2015.

           Gross Collateral Amounts Not Offset in the Balance Sheets
                             At December 31, 2015

                                                            Collateral (Received)/Held
                                                            -------------------------
                                              Fair Value of  Financial                     Net
                                                 Assets     Instruments      Cash        Amounts
                                              ------------- -----------  ------------  -----------
                                                                 (In Millions)
ASSETS
Counterparty A...............................   $         3 $        --  $         (3) $        --
Counterparty V...............................             1          --            (1)          --
Counterparty F...............................             2          --            (2)          --
Counterparty G...............................             2          --            (2)          --
Counterparty H...............................             6          (6)           --           --
Counterparty K...............................             7          --            (7)          --
Counterparty L...............................             2          --            (2)          --
Counterparty T...............................             1          --            (1)          --
                                                ----------- -----------  ------------  -----------
  Total Derivatives..........................   $        24 $        (6) $        (18) $        --
Other financial assets.......................            65          --            --           65
                                                ----------- -----------  ------------  -----------
  Other invested assets......................   $        89 $        (6) $        (18) $        65
                                                =========== ===========  ============  ===========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                               2016   2015   2014
                                              -----  -----  -----
                                                 (IN MILLIONS)
Fixed maturities............................. $  43  $  40  $  36
Mortgage loans on real estate................     1      0      2
Policy loans.................................     1      1      1
Derivative instruments.......................    18     (9)    13
                                              -----  -----  -----
Gross investment income (loss)...............    63     32     52
Investment expenses..........................    (3)    (3)    (2)
                                              -----  -----  -----
  Net Investment Income (Loss)............... $  60  $  29  $  50
                                              =====  =====  =====

   For 2016, 2015 and 2014 net investment income (loss) from derivatives included $(2) million, $6 million and $8 million of realized gains (losses) on contracts closed during those periods and $20 million, $(15) million and $5 million of unrealized gains (losses) on derivative positions at year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  2016         2015         2014
                                              -----------  -----------  ------------
                                                           (IN MILLIONS)

Fixed maturities............................. $        (4) $        (1) $        (10)
Mortgage loans on real estate................          --           --             4
                                              -----------  -----------  ------------
Investment Gains (Losses), Net............... $        (4) $        (1) $         (6)
                                              ===========  ===========  ============

4) VALUE OF BUSINESS ACQUIRED AND DEFERRED ACQUISITION COST

   The following table presents MLOA's VOBA asset at December 31, 2016 and 2015:

                                                  GROSS          ACCUMULATED
                                                 CARRYING        AMORTIZATION
                                                  AMOUNT          AND OTHER             NET
                                              -------------- --------------       ---------------
                                                                 (IN MILLIONS)
VOBA
----
DECEMBER 31, 2016............................ $          416 $         (416)/(1)/ $             0
                                              ============== ==============       ===============
December 31, 2015............................ $          416 $         (407)/(1)/ $             9
                                              ============== ==============       ===============

  /(1)/Includes reactivity to unrealized investment gains (losses) and $117 million of accelerated VOBA amortization resulting from the reinsurance agreement with Protective Life which is included in the deferred cost of reinsurance.

   For 2016, 2015 and 2014, amortization (negative amortization) expense related to VOBA was $9 million, $0 million and $10 million, respectively.

   Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

                                                DECEMBER 31,
                                              ----------------
                                                2016     2015
                                              -------  -------
                                                (IN MILLIONS)
Balance, beginning of year................... $   364  $   292
Capitalization of commissions, sales and
  issue expenses.............................     103      108
Amortization.................................     (92)     (35)
Change in unrealized investment gains and
  losses.....................................      (1)      (1)
                                              -------  -------
Balance, End of Year......................... $   374  $   364
                                              =======  =======

5) FAIR VALUE DISCLOSURES

   Assets and Liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                            FAIR VALUE MEASUREMENTS

                                               LEVEL 1   LEVEL 2   LEVEL 3   TOTAL
                                               -------- ---------- -------- --------
                                                           (IN MILLIONS)
DECEMBER 31, 2016
-----------------
ASSETS:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Public Corporate........................... $     -- $      827 $     -- $    827
   Private Corporate..........................       --        201        7      208
   U.S. Treasury, government and agency.......       --         35       --       35
   States and political subdivisions..........       --          6       --        6
   Commercial mortgage-backed.................       --         --       24       24
   Redeemable preferred stock.................        9         --       --        9
                                               -------- ---------- -------- --------
     Subtotal.................................        9      1,069       31    1,109
                                               -------- ---------- -------- --------
  Other equity investments....................       --         --       --       --
  Trading securities..........................        1         --       --        1
  Options.....................................       --         56       --       56
Cash equivalents..............................      109         --       --      109
Separate Accounts' assets.....................    1,732         14       --    1,746
                                               -------- ---------- -------- --------
   Total Assets............................... $  1,851 $    1,139 $     31 $  3,021
                                               ======== ========== ======== ========
LIABILITIES:
Contingent payment arrangements............... $     -- $       -- $      7 $      7
MSO and IUL indexed features' liability.......       --         53       --       53
                                               -------- ---------- -------- --------
   Total Liabilities.......................... $     -- $       53 $      7 $     60
                                               ======== ========== ======== ========

December 31, 2015
-----------------
Assets:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Public Corporate........................... $     -- $      637 $     -- $    637
   Private Corporate..........................       --        177        8      185
   U.S. Treasury, government and agency.......       --         29       --       29
   States and political subdivisions..........       --          7       --        7
   Commercial mortgage-backed.................       --         --       31       31
   Redeemable preferred stock.................        9          8       --       17
                                               -------- ---------- -------- --------
     Subtotal.................................        9        858       39      906
                                               -------- ---------- -------- --------
  Other equity investments....................        1         --       --        1
  Options.....................................       --         24       --       24
Cash equivalents..............................      170         --       --      170
Separate Accounts' assets.....................    1,686         14       --    1,700
                                               -------- ---------- -------- --------
   Total Assets............................... $  1,866 $      896 $     39 $  2,801
                                               ======== ========== ======== ========
LIABILITIES:
MSO and IUL indexed features' liability....... $     -- $       24 $     -- $     24
                                               -------- ---------- -------- --------
   Total Liabilities.......................... $     -- $       24 $      7 $     31
                                               ======== ========== ======== ========

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $888 million and $701 million or approximately 29.4% and 25.0% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $221 million and $205 million or approximately 7.3% and 7.3% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 61.3% and 66.6% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 37.7% and 32.0% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   MLOA's IUL product and in the MSO investment option available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity price. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.4% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. At December 31, 2016 and 2015, MLOA did not hold any fixed maturities, included in the Level 3 classification, with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $24 million and $31 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. MLOA utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   MLOA's Level 3 liabilities include contingent payment arrangements associated with a Renewal Rights Agreement (the "Agreement") that transitions to MLOA certain group employee benefits policies beginning January 1, 2017 from an insurer exiting such business. The fair value of the contingent payments liability associated with this transaction is measured and adjusted each reporting period through final settlement using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (7% at December 31, 2016) to the resulting cash flows.

   In 2016, there were no AFS fixed maturities were transferred from Level 2 into the Level 3 classification. In 2015, AFS fixed maturities with fair value of $1 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.2% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                            COMMERCIAL  CONTINGENT
                                                            MORTGAGE-     PAYMENT
                                                CORPORATE     BACKED    ARRANGEMENT
                                                ---------  -----------  ------------
                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $       8  $        31  $         --
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Investment gains (losses), net............        --           (4)           --
Other comprehensive income (loss)..............        --            1            --
Purchases......................................        --           --             7
Sales..........................................        (1)          (4)           --
                                                ---------  -----------  ------------
BALANCE, DECEMBER 31, 2016..................... $       7  $        24  $          7
                                                =========  ===========  ============

BALANCE, JANUARY 1, 2015....................... $       8  $        26  $         --
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Investment gains (losses), net............        --           (2)           --
Other comprehensive income (loss)..............        --            8            --
Sales..........................................        (1)          (1)           --
Transfers into Level 3/(1)/....................         1           --            --
                                                ---------  -----------  ------------
BALANCE, DECEMBER 31, 2015..................... $       8  $        31  $         --
                                                =========  ===========  ============

BALANCE, JANUARY 1, 2014....................... $       9  $        24  $         --
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Investment gains (losses), net............        (1)         (11)           --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --           --            --
Other comprehensive income (loss)..............         1           13            --
Sales..........................................        (1)          --            --
                                                ---------  -----------  ------------
BALANCE, DECEMBER 31, 2014..................... $       8  $        26  $         --
                                                =========  ===========  ============

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets still held at December 31, 2016 and 2015, respectively.

                                                     OCI
                                                -------------
                                                (IN MILLIONS)
                                                -------------
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................             1
                                                -------------
       Total................................... $           1
                                                =============

                                                     OCI
                                                -------------
                                                (IN MILLIONS)
                                                -------------
Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Corporate................................. $          (1)
     Commercial mortgage-backed................ $           8
                                                -------------
       Total................................... $           7
                                                =============

   At December 31, 2016 and 2015, MLOA had $31 million and $39 million, respectively, of investments classified as Level 3. The underlying quantitative inputs to measure the fair value of these investments are not developed by MLOA and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                  FAIR VALUE
                                              CARRYING --------------------------------
                                               VALUE   LEVEL 1 LEVEL 2 LEVEL 3   TOTAL
                                              -------- ------- ------- -------- -------
                                                            (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Mortgage loans on real estate................ $     17 $    -- $    -- $     16 $    16
Policyholders liabilities: Investment
  contracts.................................. $    168 $    -- $    -- $    170 $   170
Policy Loans.................................      176      --      --      210     210

December 31, 2015
-----------------
Policyholders liabilities: Investment
  contracts.................................. $    177 $    -- $    -- $    184 $   184
Policy Loans.................................      159      --      --      189     189

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for MLOA's supplementary contracts not involving life contingencies, single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.

6) REINSURANCE

   MLOA cedes and assumes reinsurance with other insurance companies. Since ceded reinsurance does not relieve the originating insurer of liability, MLOA evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

   On October 1, 2013, MLOA entered into an agreement with Protective Life to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. As of December 31, 2016 and 2015 included in MLOA's balance sheet were Amounts due from reinsurers of

   $1,157 million and $1,179 million, respectively (net of $130 million and $130 million of ceded policy loans, respectively), including $1,092 million and $1,124 million of Policyholder's account balances relating to the reinsurance agreement with Protective Life. During 2016, 2015 and 2014, respectively, total premiums ceded to Protective Life were $20 million, $21 million and $24 million and policyholder benefits ceded were $223 million, $219 million and $242 million. As of December 31, 2016, Protective Life is rated AA-. Included in the reinsured business to Protective Life were policies with GMDB and GMIB features which had a reserve balance of $6 million and $2 million at December 31, 2016, respectively and $9 million and $1 million at December 31, 2015, respectively. As a result of the reinsurance agreement Protective Life will receive all the benefits from and assumes all the risks from other reinsurance contracts to which MLOA was a party for the block of business reinsured.

   For business not reinsured with Protective Life, MLOA generally reinsures its variable life, UL and term life insurance policies on an excess of retention basis. MLOA generally retains up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits MLOA typically obtains reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount MLOA retained in exchange for an agreed-upon premium.

   At December 31, 2016 and 2015, respectively, amounts due from reinsurers related to insurance contracts amounted to $1,260 million and $1,299 million, of which $27 million and $33 million (not including Protective
   Life) related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated AA- or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   For affiliated reinsurance agreements see Note 7 "Related Party
   Transactions".

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $   38  $   39  $   46
Assumed......................................      3       1       1
Reinsurance ceded............................    (37)    (39)    (46)
                                              ------  ------  ------
Premiums..................................... $    4  $    1  $    1
                                              ======  ======  ======
Variable Life and Investment-type Product
  Policy Fee Income Ceded.................... $   73  $   73  $   48
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  256  $  261  $  291
                                              ======  ======  ======

7) RELATED PARTY TRANSACTIONS

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $129 million, $88 million and $67 million for 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, respectively, MLOA reported a $21 million and $15 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates, including MLOA, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life an affiliate. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis. Premiums assumed from the above mentioned affiliated reinsurance transactions during 2016, 2015 and 2014, were $2 million, $1 million and $1 million, respectively. Claims and expenses assumed under these agreements during 2016, 2015 and 2014 were $2 million, $1 million and $1 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis and reinsured the no lapse guarantee riders through AXA RE Arizona Company, an affiliate. Premiums earned from the above mentioned affiliated reinsurance transactions during 2016, 2015 and 2014, were $3 million, $2 million and $2 million, respectively. Claims and expenses assumed under these agreements during 2016, 2015 and 2014 were $0, $0 and $2 million, respectively.

   In 2016, 2015 and 2014, respectively, MLOA paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $71 million, $64 million and $52 million of commissions and fees for sales of insurance products.

   MLOA paid $11 million, $13 million and $2 million in commissions and fees for the sale of its insurance products to AXA Distributors, LLC ("AXA Distributors") a broker-dealer and insurance general agency affiliate, in 2016, 2015 and 2014, respectively.

   Variable life products offer purchasers the opportunity to direct the investment of their account values into various Separate Account investment options. The investment options available to MLOA's variable life policyholders are comprised of the proprietary fund families of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP Trust"), each of which are mutual funds for which MLOA's affiliate, AXA Equitable Funds Management Group, LLC, serves as the investment manager and administrator.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $1 million and $1 million for 2016, 2015 and 2014, respectively.

8) SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by AXA Financial or AXA. MLOA was allocated $3 million, $3 million and $2 million of compensation costs, included in Compensation and benefits in the statement of Earnings (Loss), for share-based payment arrangements during 2016, 2015 and 2014, respectively.

9) INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of earnings
   (loss) follows:

                                               2016   2015   2014
                                              ------ ------ ------
                                                  (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    9 $    5 $   (3)
  Deferred (expense) benefit.................     24      8      8
                                              ------ ------ ------
Total........................................ $   33 $   13 $    5
                                              ====== ====== ======

   At December 31, 2016 and 2015, the company had current taxes receivable of $1 million and current taxes payable of $2 million, respectively.

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2016   2015  2014
                                              ------ ------ -----
                                                 (IN MILLIONS)
Expected income tax (expense) benefit........ $   31 $   11 $   4
Dividends received deduction.................      2      1     1
Other........................................     --      1    --
                                              ------ ------ -----
Income Tax (Expense) Benefit................. $   33 $   13 $   5
                                              ====== ====== =====

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2016    December 31, 2015
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)
Reserves and reinsurance..................... $    112     $    -- $     97    $     --
DAC..........................................       --          88       --          93
VOBA.........................................       --          --       --           3
Investments..................................       --          11       --          10
Other........................................       13          --       12          --
                                              --------     ------- --------    --------
Total........................................ $    125     $    99 $    109    $    106
                                              ========     ======= ========    ========

   As of December 31, 2016, the Company had $1 million of AMT credits which do not expire.

   MLOA does not provide income taxes on the undistributed earnings related to its investment in AB units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $6 million of accumulated undistributed earnings related to its investment in AB units were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted to the United States.

   At December 31, 2016, 2015 and 2014 of the total amount of unrecognized tax benefits, $4 million, $7 million and $6 million, respectively, would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016, 2015 and 2014 were $0 million, $1 million and $0 million, respectively. Tax expense for 2016, 2015 and 2014 reflected a benefit of $0 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2016     2015    2014
                                              --------  ------- ------
                                                   (IN MILLIONS)
Balance, beginning of year................... $      7  $     6 $    5
Additions for tax positions of prior years...       (3)       1      1
                                              --------  ------- ------
Balance, End of Year......................... $      4  $     7 $    6
                                              ========  ======= ======

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   During the first quarter of 2016, the Company agreed to the Internal Revenue Service's Revenue Agent's Reports for MONY Life's consolidated amended Federal 2004-2007 and consolidated Federal 2008 and 2009 corporate income tax returns which included MLOA as a member of the consolidated group. The impact on MLOA's statement of earnings (loss) is an income tax benefit of $0.2 million. The 2010 through 2016 tax years are open to examination by the IRS.

10)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                   DECEMBER 31,
                                              ----------------------
                                               2016    2015    2014
                                              ------- ------- ------
                                                  (IN MILLIONS)
Unrealized gains (losses) on investments,
  net of adjustments......................... $     7 $     5 $   17
                                              ------- ------- ------
Total Accumulated Other Comprehensive Income
  (Loss)..................................... $     7 $     5 $   17
                                              ======= ======= ======

   The components of OCI for the past three years follow:

                                                     DECEMBER 31,
                                              -------------------------
                                                2016     2015     2014
                                              -------  --------  ------
                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $    (1) $    (13) $   11
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......       3         0       7
                                              -------  --------  ------
Change in net unrealized gains (losses) on
  investments................................       2       (13)     18
Adjustments for DAC, VOBA and Other..........      --         1      (9)
                                              -------  --------  ------
Other Comprehensive Income (Loss), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $1, $(6) and $(5). $     2  $    (12) $    9
                                              =======  ========  ======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $1 million, $0 million and $(3) million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of earnings (loss). Amounts presented in the table above are net of tax.

11)LITIGATION

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

12)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may not, without prior approval of the Director of Insurance, pay a dividend to its shareholder exceeding an amount calculated based on a statutory formula. This formula would not permit MLOA to pay shareholder dividends during 2017. For 2016, 2015 and 2014, MLOA's statutory net income (loss) was $(14) million, $(4) million and $12 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $331 million and $366 million at December 31, 2016 and 2015, respectively. There were no shareholder dividends paid to its parent by MLOA in 2016, 2015 and 2014.

   At December 31, 2016, MLOA, in accordance with various government and state regulations, had $6 million of securities on deposit with such government or state agencies.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (j) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   MLOA holds approximately $600,000 of liabilities for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. MLOA also holds approximately $500,000 of assets for premium tax offsets that are expected to be realized with respect to these assessments and an additional $100,000 asset for premium tax offsets for assessments already paid. MLOA has not received notifications in 2016 of any other new insolvency material to MLOA's financial results of operations or financial condition.

                                   PART II


                 (INFORMATION NOT REQUIRED IN A PROSPECTUS)


                         UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission (the "Commission") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


RULE 484 UNDERTAKING

The By-Laws of MONY Life Insurance Company of America (the "Corporation") provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

3. THE PORTFOLIOS. Portfolio shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Portfolios, and any other insurance companies that participate in the Portfolios are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Portfolios. This might force the Portfolios to sell securities at disadvantageous prices.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company and AXIS Insurance Company. The annual limit on such policies is $105 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                  REPRESENTATIONS RELATING TO SECTION 26 OF
                     THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.


                     CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The Facing Sheet.

     The Prospectus.

     The undertaking to file reports.

     The signatures.

Written consents of the following persons:

     a.   Opinion and consent of Counsel

     b. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

     The following Exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-102233) filed on December 27, 2002.

          (2)  Not applicable.

          (3) (a) Wholesale Distribution Agreement dated April 1, 2005 by and Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

                   (i)  Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

                   (ii)  Second Amendment dated as of August 1, 2015 to the
                       Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

              (b) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC., incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

              (c) Form of Wholesale Broker-Dealer Supervisory and Sales
                  Agreement among [Broker-Dealer] and AXA Distributors, LLC., incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

              (d) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the registration statement Form S-1 (File No. 333-180068) filed on March 13, 2012.

                   (i)  First Amendment dated as of August 1, 2006 to General
                       Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to post-effective amendment no. 45 to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

                   (ii)  Second Amendment dated as of April 1, 2008 to General
                       Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                   (iii)  Form of the Third Amendment to General Agent Sales
                       Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                   (iv)  Form of the Fourth Amendment to General Agent Sales
                       Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                   (v)   Fifth Amendment to General Agent Sales Agreement,
                       dated as of June 1, 2015 by and between MONY Life Insurance Company of America ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

              (e) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference of to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

              (f) Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

              (g) Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

          (4)  Not applicable.

          (5) Form of policy, incorporated herein by reference to the registration statement on Form S-6 (File No. 33-82570) filed on August 8, 1994.

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22,
                   2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (7)  Not applicable.

          (8) (a) Form of agreement to purchase shares, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-72596) filed on December 7, 2001.

              (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to the Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

              (c) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

                   (i)  AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (ii)  Amendment No. 1, dated as of June 4, 2013 ("Amendment
                       No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (iii)  Amendment No. 2, dated as of October 21, 2013
                       ("Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (iv)  Amendment No. 3, dated as of November 1, 2013
                       ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

                   (v)  Amendment No. 4, dated as of April 4, 2014 ("Amendment
                       No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                   (vi)  Amendment No. 5, dated as of June 1, 2014 ("Amendment
                       No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors,

                        LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                   (vii) Amendment No. 6, dated as of July 16, 2014 ("Amendment
                        No. 6"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

                   (viii) Amendment No. 7, dated as of July 16, 2014
                        ("Amendment No. 7"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

                   (ix)  Amendment No. 8, dated as of December 21, 2015
                        ("Amendment No. 8"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

                   (x) Amendment No. 9, dated as of December 9, 2016 ("Amendment No. 9"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

               (d) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

                   (i) Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an Account"), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

                   (ii)  Amendment No. 1, dated as of October 21, 2013
                        ("Amendment No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                   (iii)  Amendment No. 2, dated as of November 1, 2013
                        ("Amendment No.2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties")., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

                   (iv)  Amendment No. 3, dated as of April 18, 2014
                        ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                   (v) Amendment No. 4, dated as of July 8, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                   (vi)  Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

              (d) Participation Agreement dated January 1, 1997 between Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

                   (i)  Amendment to Fund Participation Agreement dated May 15,
                       2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

              (e) Participation Agreement dated July 1, 1999 between Janus
                  Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

                   (i)  Amendment effective October 1, 2002 to Participation
                       Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

                   (ii)  Second Amendment effective November 27, 2013 to
                       Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

          (9) (a) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 2 to the registration statement (File No. 333-104162) filed on April 28, 2005.

              (b) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

          (10) (a) Application Form for Flexible Premium Variable Universal Life insurance Policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-72596) filed on December 7, 2001.

              (b) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 27, 2001.

     2. Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

     3.    No financial statements have been omitted from the prospectus.

     4.    Not applicable.

     5.    Powers of Attorney, filed herewith.

     6.    Consent of PricewaterhouseCoopers LLP, filed herewith.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 21st day of April, 2017.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2017.


MONY America Variable Account L of
MONY Life Insurance Company of America

                                                               (Registrant)


By:  MONY Life Insurance Company of America
                                                                (Depositor)


By:                                                           /s/ Shane Daly
    -----------------------------------------------------------------------------------------
                                                                SHANE DALY
                                               VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


          *BY: /S/ SHANE DALY
   ---------------------------

     Shane Daly, ATTORNEY-IN-FACT
     PURSUANT TO POWER OF ATTORNEY

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 21st day of April, 2017.


MONY Life Insurance Company of America

                        (Depositor)


By:                   /s/ Shane Daly
    ------------------------------------------------
                        SHANE DALY
       VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

                   *                    Chairman of the Board, Chief Executive Officer,
            Mark Pearson                  President and Director

PRINCIPAL FINANCIAL OFFICER:

                   *                    Senior Executive Vice President and Chief Financial
          Anders Malmstrom                Officer

PRINCIPAL ACCOUNTING OFFICER:

                   *                    Executive Vice President, Chief Accounting Officer and
           Andrea M. Nitzan               Controller

*DIRECTORS:

Barbara Fallon-Walsh                   Kristi A. Matus                       Mark Pearson
Daniel G. Kaye                         Lorie A. Slutsky                      Ramon de Oliveira
Bertram Scott                          Richard C. Vaughan

*BY:        /S/ SHANE DALY
             Shane Daly
           ATTORNEY-IN-FACT
            April 21, 2017


                                EXHIBIT INDEX


                      EXHIBIT NO.                                                                         TAG VALUES
                     ------------                                                                         -----------

                           2                         Opinion and consent of Shane Daly                      EX-99.2

                           6                                Powers of Attorney                              EX-99.6

                           7                Consent of PricewaterhouseCoopers LLP, independent              EX-99.7
                                                     registered public accounting firm